                                                      Registration No. 033-16999




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549





                         POST-EFFECTIVE AMENDMENT NO. 21
                                   TO FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2



                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)



This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Financial Statements and Part II.


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Modified Single Premium Variable Life Insurance Policies


Approximate date of proposed offering: Continuously on and after May 1, 2001


[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                                         CAPTION IN PROSPECTUS
  1.............................................................................Nationwide Life Insurance Company
                                                                                The Variable Account
  2.............................................................................Nationwide Life Insurance Company
  3.............................................................................Custodian of Assets
  4.............................................................................Distribution of The Policies
  5.............................................................................The Variable Account
  6.............................................................................Not Applicable
  7.............................................................................Not Applicable
  8.............................................................................Not Applicable
  9.............................................................................Legal Proceedings
10..............................................................................Information About The Policies; How
                                                                                The Cash Value Varies; Right to
                                                                                Exchange for a Fixed Benefit Policy;
                                                                                Reinstatement; Other Policy
                                                                                Provisions
11..............................................................................Investments of The Variable Account
12..............................................................................The Variable Account
13..............................................................................Policy Charges
                                                                                Reinstatement
14..............................................................................Underwriting and Issuance - Premium
                                                                                Payments
                                                                                Minimum Requirements for Issuance
                                                                                of a Policy
15..............................................................................Investments of the Variable Account;
                                                                                Premium Payments
16..............................................................................Underwriting and Issuance -
                                                                                Allocation of Cash Value
17..............................................................................Surrendering The Policy for Cash
18..............................................................................Reinvestment
19..............................................................................Not Applicable
20..............................................................................Not Applicable
21..............................................................................Policy Loans
22..............................................................................Not Applicable
23..............................................................................Not Applicable
24..............................................................................Not Applicable
25..............................................................................Nationwide Life Insurance Company
26..............................................................................Not Applicable
27..............................................................................Nationwide Life Insurance Company
28..............................................................................Company Management
29..............................................................................Company Management
30..............................................................................Not Applicable
31..............................................................................Not Applicable
32..............................................................................Not Applicable
33..............................................................................Not Applicable
34..............................................................................Not Applicable
35..............................................................................Nationwide Life Insurance Company
36..............................................................................Not Applicable
37..............................................................................Not Applicable
38..............................................................................Distribution of The Policies
39..............................................................................Distribution of The Policies

N-8B-2 ITEM                                                                         CAPTION IN PROSPECTUS
40..............................................................................Not Applicable
41(a)...........................................................................Distribution of The Policies
42..............................................................................Not Applicable
43..............................................................................Not Applicable
44..............................................................................How The Cash Value Varies
45..............................................................................Not Applicable
46..............................................................................How The Cash Value Varies
47..............................................................................Not Applicable
48..............................................................................Custodian of Assets
49..............................................................................Not Applicable
50..............................................................................Not Applicable
51..............................................................................Summary of The Policies; Information
                                                                                About The Policies
52..............................................................................Substitution of Securities
53..............................................................................Taxation of The Company
54..............................................................................Not Applicable
55..............................................................................Not Applicable
56..............................................................................Not Applicable
57..............................................................................Not Applicable
58..............................................................................Not Applicable
59..............................................................................Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY

            Modified Single Premium Variable Life Insurance Policies
     Issued by Nationwide Life Insurance Company through its Nationwide VLI
                               Separate Account-2


                   The date of this prospectus is May 1, 2001



This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

-         American Century VP Balanced

-         American Century VP Income & Growth

-         American Century VP International

-         American Century VP Value


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)


-         Small Company Growth Portfolio

DREYFUS

-         Dreyfus Investment Portfolios - European Equity Portfolio - Initial
          Shares

-         Dreyfus Stock Index Fund, Inc. - Initial Shares

-         The Dreyfus Socially Responsible Growth
          Fund, Inc. - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND

- Appreciation Portfolio - Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)


-        Growth & Income Portfolio - Initial Shares*


FIDELITY VARIABLE INSURANCE PRODUCTS FUND

-        VIP Equity-Income Portfolio

-        VIP Growth Portfolio


-        VIP High Income Portfolio - Initial Shares*


-        VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

-        VIP II Asset Manager Portfolio

-        VIP II Contrafund(R) Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS
   FUND III

-        VIP III Growth Opportunities Portfolio


JANUS ASPEN SERIES


-        Capital Appreciation Portfolio: Service Shares

-        Global Technology Portfolio: Service Shares

-        International Growth Portfolio: Service Shares

MORGAN STANLEY
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

-        Emerging Markets Debt Portfolio


-        U.S. Real Estate Portfolio


NATIONWIDE SEPARATE ACCOUNT TRUST

-        Capital Appreciation Fund


-        Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R) Mid Cap Index
         Fund)



-        Gartmore NSAT Emerging Markets Fund



-        Gartmore NSAT Global Technology and Communications Fund



-        Gartmore NSAT International Growth Fund


-        Government Bond Fund


- MAS NSAT Multi Sector Bond Fund* (formerly, Nationwide(R) Multi Sector Bond Fund)


-        Money Market Fund


- Nationwide(R) Small Cap Growth Fund (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC, and Waddell & Reed Investment Management Company)


-        Nationwide(R) Small Cap Value Fund (subadvisers: The Dreyfus
         Corporation)


- Nationwide(R) Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company)



-        Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R) Strategic
         Growth Fund)


-        Total Return Fund


-        Turner NSAT Growth Focus Fund


NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST

-        AMT Growth Portfolio

-        AMT Guardian Portfolio

-        AMT Limited Maturity Bond Portfolio

-        AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNTS FUNDS


- Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund)


-        Oppenheimer Bond Fund/VA

-        Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
         Fund)

-        Oppenheimer Global Securities Fund/VA

-        Oppenheimer Main Street Growth & Income Fund/VA

-        Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

VAN ECK WORLDWIDE INSURANCE TRUST

-        Worldwide Bond Fund

-        Worldwide Emerging Markets Fund

-        Worldwide Hard Assets Fund

NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.



-        American Century VP Capital Appreciation



CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)


-        International Equity Portfolio

-        Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
         Portfolio)

STRONG VARIABLE INSURANCE FUNDS, INC.

-        International Stock Fund II


-        Strong Discovery Fund II, Inc.


* These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

In Texas the policies are titled "Flexible Premium Variable Life Insurance Policies."

For general information or to obtain FREE copies of the:

- prospectus, annual report or semi-annual report for any underlying mutual fund; and

-        any required Nationwide forms,

call:

                    1-800-547-7548
             TDD    1-800-238-3035
or write:

             NATIONWIDE LIFE INSURANCE COMPANY
             P.O. BOX 182150
             COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:
                                   www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:

                              www.bestofamerica.com


THIS POLICY:



-        is NOT a bank deposit



-        iS NOT FDIC INSURED



-        iS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY



-        iS NOT AVAILABLE IN EVERY STATE



- MAY GO DOWN IN VALUE


The life insurance policies offered by this prospectus are variable life insurance policies. They provide life insurance coverage on the insured named in the policy. For policies offered in New York under a group contract, references throughout this prospectus to "policy will mean "certificate" and references to "policy owner" will mean "certificate owner." A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-2 or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing of money.

Nationwide guarantees the death benefit will never be less than the specified amount stated on the policy data page for as long as the policy is in force.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

It may be disadvantageous for policy owners to:

- replace existing insurance policies with the policy described in this prospectus;

- purchase a policy to obtain additional insurance protection if another variable life insurance policy is owned; or

- take policy loans or withdrawals from the policy prior to attaining age 59-1/2 (see "Tax Matters").

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE SINGLE PREMIUM- The single premium required to mature the policy under guaranteed mortality and expense charges with an interest rate of 6%.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE- Nationwide Life Insurance Company.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-2, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF POLICY EXPENSES....................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

SYNOPSIS OF THE POLICIES......................................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES
     CORPORATION..............................................

INVESTING IN THE POLICY.......................................
     The Variable Account and Underlying Mutual Funds
     Changes of Investment Policy
     Voting Rights
     Substitution of Securities
     Material Conflicts
     The Fixed Account

INFORMATION ABOUT THE POLICIES................................


     Minimum Requirements for Issuance of a Policy


     Premium Payments
     Pricing

POLICY CHARGES................................................
     Monthly Cost of Insurance
     Annual Administrative Charge
     Surrender Charges
     Mortality and Expense Risk Charge
     Administrative Expense Charge
     Tax Expense Charge
     Income Tax

SURRENDERING THE POLICY FOR CASH..............................
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Reduction of the Specified Amount
     Income Tax Withholding

VARIATION IN CASH VALUE.......................................
     Error in Age or Sex

POLICY PROVISIONS.............................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY.......................................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE...............................................

POLICY LOANS..................................................
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT....................................................

POLICY OWNER SERVICES.........................................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION.....................................
     Calculation of the Death Benefit


     Changes in the Death Benefit Option


     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS...............................................

GRACE PERIOD..................................................
     Reinstatement

TAX MATTERS...................................................
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS..........................................

STATE REGULATION..............................................

REPORTS TO POLICY OWNERS......................................

ADVERTISING...................................................

LEGAL PROCEEDINGS.............................................

EXPERTS.......................................................

REGISTRATION STATEMENT........................................

DISTRIBUTION OF THE POLICIES..................................

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE...............................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: WHEN ADDITIONAL PREMIUM PAYMENTS ARE PERMITTED....

APPENDIX C: ILLUSTRATIONS OF CASH VALUES
   CASH SURRENDER VALUES, AND
   DEATH BENEFITS.............................................

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming mortality and expense risks.

No deductions are made from premium payments - 100% of each premium payment is applied to cash value.

Nationwide deducts the following charges from the cash value of the policy:

-        monthly cost of insurance;

-        annual administrative charge; and

-        surrender charges.

The amount of annual administrative charge is determined by the amount of total net premium payments (see "Annual Administrative Charge"). The current guaranteed maximum charges are:

-        $135 ($120 in New York) for premiums of $10,000 but less than $25,000;
         and


-        $75 for net premiums of $25,000 or more.


Surrender charges will not exceed 8.5% of the total premiums paid (see "Surrender Charges").

Nationwide deducts the following charges from the assets of the variable account:

-        mortality and expense risk charge;

-        administrative expense charge; and

-        tax expense charge.

Annually, these charges are equal to:


                        POLICY      POLICY
                        YEARS       YEARS
                         1-10    11 and after
   CURRENT CHARGES       1.30%      1.00%
  GUARANTEED MAXIMUM
       CHARGES           1.60%      1.30%



The mortality and expense risk charge is charged daily and is equal to an annualized rate of 0.75% of the daily net assets of the daily net assets of the variable account. The mortality and expense risk charge is guaranteed not to exceed 0.90% (see "Mortality and Expense Risk Charge").



The administrative expense charge is charged daily and is equal to an annualized rate of 0.25% of the daily net assets of the daily net assets of the variable account. The administrative expense charge is guaranteed not to exceed 0.40% (see "Administrative Expense Charge").



The daily tax expense charge is deducted during the first 10 policy years and is equivalent to an annualized rate of 0.30% (see "Tax Expense Charge").


For more information about any policy charge, see "Policy Charge" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (as a percentage of underlying mutual fund net assets, after expense reimbursement)


                                              MANAGEMENT     OTHER EXPENSES     12b-1        TOTAL MUTUAL
                                                 FEES                           FEES         FUND EXPENSES
----------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,            0.90%            0.00%         0.00%            0.90%
Inc. - American Century VP Balanced
----------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,            0.98%            0.00%         0.00%            0.98%
Inc. - American Century VP Capital
Appreciation
----------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,            0.70%            0.00%         0.00%            0.70%
Inc. - American Century VP Income & Growth
----------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,            1.23%            0.00%         0.00%            1.23%
Inc. - American Century VP International
----------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,            1.00%            0.00%         0.00%            1.00%
Inc. - American Century VP Value
----------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust -             1.14%            0.26%         0.00%            1.40%
Global Post-Venture Capital Portfolio
(formerly, Warburg Pincus Trust - Global
Post-Venture Capital Portfolio)
(formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)
----------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust -             1.00%            0.30%         0.00%            1.30%
International Equity Portfolio (formerly,
Warburg Pincus Trust - International
Equity Portfolio)
----------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust -             0.90%            0.21%         0.00%            1.11%
Small Company Growth Portfolio (formerly,
Warburg Pincus Trust - Small Company
Growth Portfolio)
----------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European         1.00%            0.25%         0.00%            1.25%
Equity Portfolio -  Initial Shares
----------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth          0.75%            0.03%         0.00%            0.78%
Fund, Inc. - Initial Shares
----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. - Initial         0.25%            0.01%         0.00%            0.26%
Shares
----------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -               0.75%            0.03%         0.00%            0.78%
Appreciation Portfolio - Initial Shares
(formerly, Dreyfus Variable Investment
Fund - Capital Appreciation Portfolio)
----------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Growth        0.75%            0.03%         0.00%            0.78%
& Income Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)          0.48%            0.08%         0.00%            0.56%
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                 0.57%            0.08%         0.00%            0.65%
----------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio               0.58%            0.10%         0.00%            0.68%
----------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)               0.72%            0.17%         0.00%            0.89%
----------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio          0.53%            0.08%         0.00%            0.61%
----------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)                    0.57%            0.09%         0.00%            0.66%
Portfolio(1)
----------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities            0.58%            0.10%         0.00%            0.68%
Portfolio
----------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation        0.65%            0.02%         0.25%            0.92%
Portfolio: Service Shares
----------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology           0.65%            0.04%         0.25%            0.94%
Portfolio: Service Shares
----------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth        0.65%            0.06%         0.25%            0.96%
Portfolio: Service Shares
----------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                   0.60%            0.20%         0.00%            0.80%
----------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund             0.50%            0.15%         0.00%            0.65%
(formerly NSAT Nationwide Mid Cap Index
Fund)
----------------------------------------------------------------------------------------------------------

                                              MANAGEMENT     OTHER EXPENSES     12b-1        TOTAL MUTUAL
                                                 FEES                           FEES         FUND EXPENSES
----------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund         1.15%            0.60%         0.00%            1.75%
----------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology and         0.98%            0.37%         0.00%            1.35%
Communications Fund
----------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth          1.00%            0.60%         0.00%            1.60%
Fund
----------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                        0.50%            0.16%         0.00%            0.66%
----------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund             0.75%            0.15%         0.00%            0.90%
(formerly, NSAT Nationwide Multi Sector
Bond Fund)
----------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                           0.39%            0.16%         0.00%            0.55%
----------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund            1.10%            0.20%         0.00%            1.30%
----------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund             0.90%            0.15%         0.00%            1.05%
----------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund               0.93%            0.28%         0.00%            1.21%
----------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund             0.90%            0.10%         0.00%            1.00%
(formerly, NSAT Nationwide Strategic
Growth Fund)
----------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                           0.58%            0.20%         0.00%            0.78%
----------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth Focus Fund               0.90%            0.45%         0.00%            1.35%
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio            0.82%            0.08%         0.00%            0.90%
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio          0.85%            0.15%         0.00%            1.00%
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity            0.65%            0.11%         0.00%            0.76%
Bond Portfolio
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio          0.82%            0.10%         0.00%            0.92%
----------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             0.62%            0.02%         0.00%            0.64%
Oppenheimer Aggressive Growth Fund/VA
----------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             0.72%            0.04%         0.00%            0.76%
Oppenheimer Bond Fund/VA
----------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             0.64%            0.03%         0.00%            0.67%
Oppenheimer Capital Appreciation Fund/VA
(formerly, Oppenheimer Variable Account
Funds - Oppenheimer Growth Fund)
----------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             0.64%            0.04%         0.00%            0.68%
Oppenheimer Global Securities Fund/VA
----------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             0.70%            0.03%         0.00%            0.73%
Oppenheimer Main Street Growth & Income
Fund/VA
----------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             0.72%            0.04%         0.00%            0.76%
Oppenheimer Multiple Strategies Fund/VA
----------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                 1.00%            0.11%         0.00%            1.11%
(formerly, Strong Special Fund II, Inc.)
----------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -          1.00%            0.16%         0.00%            1.16%
International Stock Fund II
----------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -          1.00%            0.22%         0.00%            1.22%
Strong Discovery Fund II, Inc.
----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -        0.59%            0.81%         0.00%            1.40%
Emerging Markets Debt Portfolio
(formerly, Morgan Stanley Dean Witter
Universal Funds, Inc. - Emerging Markets
Debt Portfolio)
----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.          0.74%            0.36%         0.00%            1.10%
U. S. Real Estate Portfolio
----------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -              1.00%            0.15%         0.00%            1.15%
Worldwide Bond Fund
----------------------------------------------------------------------------------------------------------

                                              MANAGEMENT     OTHER EXPENSES     12b-1        TOTAL MUTUAL
                                                 FEES                           FEES         FUND EXPENSES
----------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -              1.00%            0.26%         0.00%            1.26%
Worldwide Emerging Markets Fund
----------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -              1.00%            0.26%         0.00%            1.26%
Worldwide Hard Assets Fund
----------------------------------------------------------------------------------------------------------



(1) Actual Annual Class Operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                                                      Management    Other Expenses    12b-1     Total Underlying
                                                         Fees                         Fees    Mutual Fund Expenses
------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Global              1.25%          0.28%         0.00%            1.53%
Post-Venture Capital Portfolio (formerly, Warburg
Pincus Trust - Global Post-Venture Capital
Portfolio) (formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)
------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - International       1.00%          0.32%         0.00%            1.32%
Equity Portfolio (formerly, Warburg Pincus Trust -
International Equity Portfolio)
------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Small Company       0.90%          0.23%         0.00%            1.13%
Growth Portfolio (formerly, Warburg Pincus Trust -
Small Company Growth Portfolio)
------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity          1.00%          0.60%         0.00%            1.60%
Portfolio - Initial Shares
------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                           0.60%          0.23%         0.00%            0.83%
------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,          0.50%          0.40%         0.00%            0.90%
NSAT Nationwide Mid Cap Index Fund)
------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund                 1.15%          2.94%         0.00%            4.09%
------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology and                 0.98%          1.59%         0.00%            2.57%
Communications Fund
------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth Fund             1.00%          1.88%         0.00%            2.88%
------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                0.50%          0.23%         0.00%            0.73%
------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund (formerly,          0.75%          0.34%         0.00%            1.09%
NSAT Nationwide Multi Sector Bond Fund)
------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                   0.39%          0.22%         0.00%            0.61%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund                    1.10%          1.50%         0.00%            1.60%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                     0.90%          0.30%         0.00%            1.20%
------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund (formerly,          0.90%          0.27%         0.00%            1.17%
NSAT Nationwide Strategic Growth Fund)
------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                   0.58%          0.23%         0.00%            0.81%
------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth Focus Fund                       0.90%          4.13%         0.00%            5.03%
------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc. (formerly, Strong       1.00%          0.18%         0.00%            1.18%
Special Fund II, Inc.)
------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - Strong           1.00%          0.25%         0.00%            1.25%
Discovery Fund II, Inc.
------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -                  1.00%          0.58%         0.00%            1.58%
International Stock Fund II
------------------------------------------------------------------------------------------------------------------

                                                      Management    Other Expenses    12b-1     Total Underlying
                                                         Fees                         Fees    Mutual Fund Expenses
------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging       0.80%          0.81%         0.00%            1.61%
Markets Debt Portfolio (formerly, Morgan Stanley
Dean Witter Universal Funds, Inc. - Emerging
Markets Debt Portfolio)
------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -- U. S.         0.80%          0.36%         0.00%            1.16%
Real Estate Portfolio
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust Worldwide Bond         1.00%          0.21%         0.00%            1.21%
Fund
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide            1.00%          0.33%         0.00%            1.33%
Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard       1.00%          0.16%         0.00%            1.16%
Assets Fund
------------------------------------------------------------------------------------------------------------------

SYNOPSIS OF THE POLICIES

The policies offered by this prospectus provide for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is $10,000 for issue ages 75 or younger and $50,000 for issue ages 76 through 80.

Additional premium payments of $1,000 are permitted any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include the:

-        Maturity Extension Endorsement; and

-        Accelerated Death Benefit Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide offers variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE INVESTMENT SERVICES CORPORATION


The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-2 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on May 7, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

CHANGES OF INVESTMENT POLICY

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

VOTING RIGHTS

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

SUBSTITUTION OF SECURITIES

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

1) shares of a current underlying mutual fund option are no longer available for investment; or

2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

MATERIAL CONFLICTS

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage on the insured. Minimum requirements for policy issuance include:

-        the insured must be age 80 or younger;

- Nationwide may require satisfactory evidence of insurability (including a medical exam); and

- minimum initial premium of $10,000 for issue ages 75 and younger, and $50,000 for issue ages 76 through 80.

PREMIUM PAYMENTS

Each premium payment must be at least $10,000 for issue ages 75 and younger or $50,000 for issue ages 76-80. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

The specified amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

- Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;


- additional premium payments must be $1,000 (Virginia does not allow additional premium payments except in the event of a policy lapse);



- premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and


- Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day                 -         Memorial Day
-        Martin Luther King, Jr. Day    -         Labor Day
-        Presidents' Day                -         Thanksgiving
-        Good Friday                    -         Christmas
-        Independence Day

Nationwide also will not price premium payments if:

1)       trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

POLICY CHARGES

No deduction is made from premium payments. 100% of each premium payment is applied to the cash value.

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

Current cost of insurance charges will not exceed the cost based on the guaranteed cost of insurance rate and the policy's net amount at risk. Guaranteed cost of insurance rates for standard simplified issues are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980
CET). Guaranteed cost of insurance rates for standard preferred issues are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for substandard issues are based on appropriate percentage multiples of the 1980 CSO.

These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For policies issued in Texas, guaranteed cost of insurance rates for standard simplified issues ("Special Class-Simplified" in Texas) are based on 130% of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "simplified issue" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a simplified issue basis, actual rates for healthy individuals will be higher than the current cost of insurance rates being charged under otherwise identical policies that are issued on a preferred basis.

ANNUAL ADMINISTRATIVE CHARGE


Nationwide deducts an annual administrative charge at the beginning of each policy year after the first. The annual administrative charge is charged proportionately to the cash values in each sub-account and the fixed account. The annual charge is determined by the total net premium payments (premium payments less any previous partial surrenders):


                                       GUARANTEED
                      CURRENT           MAXIMUM
   TOTAL NET       ADMINISTRATIVE    ADMINISTRATIVE
    PREMIUMS           CHARGE            CHARGE
---------------------------------------------------
$10,000 but             $90*             $135*
less than
$25,000
$25,000 or more         $50               $75

* For policies issued in New York, the current charge is $65 and the guaranteed maximum is $120.

SURRENDER CHARGES

Nationwide incurs certain expenses related to the sale of the policies. These expenses include commissions paid to sales personnel, the cost of sales literature and other promotional activity. Nationwide deducts a surrender charge to cover these expenses. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from the mortality and expense risk charge.

The initial premium payment and any subsequent premium payment resulting in an increased net amount at risk will incur surrender charges upon surrender. The charge is less than or equal to 8.5% of that premium payment, as set forth in the following chart:


  COMPLETED YEAR(S)      CHARGES ON SURRENDER AS A
  SINCE THE PAYMENT      PERCENTAGE OF THE PAYMENT
  ------------------------------------------------
          0                         8.5%
          1                         8.5%
          2                         8.0%
          3                         8.0%
          4                         7.5%
          5                         7.0%
          6                         6.0%
          7                         5.0%
          8                         4.0%
     9 and after                    0.0%



Surrender charges apply for 9 years after the effective date of each premium payment. Certain surrenders may result in adverse tax consequences.


The surrender charge deducted upon surrender will never exceed 8.5% of the total premiums paid. Surrender charges may be eliminated for policies that are issued to an officer, director, former director, partner, employee, or retired employee of Nationwide; or an employee of Nationwide Investment Services Corporation ("NISC") the general distributor, or an employee of an affiliate of Nationwide or NISC; or, a duly appointed representative of Nationwide who receives no commission as a result of the purchase.

Surrender charges are eliminated only when Nationwide does not incur sales or administrative expenses normally incurred on the sale of a policy. In no event will reduction of the surrender charge be permitted if a reduction would be unfairly discriminatory to any person.

Nationwide deducts the following charges from the assets of the variable account:

-        mortality and expense risk charge;

-        administrative expense charge; and

-        tax expense charge.

Annually, these charges are equal to:


                        POLICY      POLICY
                        YEARS        YEARS
                         1-10    11 and after
  -------------------------------------------
   CURRENT CHARGES       1.30%      1.00%
  GUARANTEED MAXIMUM
       CHARGES           1.60%      1.30%


MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks in guaranteeing mortality and expense risk charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.


Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. It is charged proportionally to the assets in the sub-accounts. This charge is equivalent to an annualized rate of 0.75% of the average net assets of the variable account. This charge is guaranteed not to exceed an annualized rate of 0.90% of the average net assets of the variable account. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.


ADMINISTRATIVE EXPENSE CHARGE


Nationwide deducts a daily administrative expense charge from the assets of the sub-accounts. This charge reimburses Nationwide for certain actual expenses related to issuance and maintenance of the policies including underwriting, record keeping, accounting and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently this charge is equivalent to an annualized rate of 0.25% of the average net assets of the variable account. This charge is guaranteed not to exceed an annualized rate of 0.40% of the average net assets of the variable account.


TAX EXPENSE CHARGE


During the first 10 policy years, Nationwide takes a daily charge to compensate for certain administrative expenses that on an aggregate basis are incurred by Nationwide. These expenses include premium taxes, or other taxes, imposed by various state and local jurisdictions, and federal taxes imposed by Section 848 of the Internal Revenue Code. This daily charge includes a state, a local, and federal component equivalent to an annual effective rate of 0.30% of the assets of the variable account. This charge is deducted from the account in the same proportion that both, the value of the fixed account and the values of each sub-account, have in relation to the total account value. Nationwide does not expect to make a profit from this daily tax charge.


INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

PARTIAL SURRENDERS


After the policy has been in force for 5 years, the policy owner may request a partial surrender.


Partial surrenders are permitted if they satisfy the following requirements:

1) the minimum partial surrender in any policy year is limited to 10% of total premium payments;

2) after a partial surrender, the cash surrender value is greater than $10,000; and

3) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount. Partial surrenders are first deducted from the values in the sub-accounts, then from the fixed account if there are insufficient amounts in the sub-accounts.

Surrender charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties.

REDUCTION OF THE SPECIFIED AMOUNT

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced, (except in the case of a preferred partial surrender.) The reduction to the specified amount will be made in the following order:

1)       against the most recent increase in the specified amount;

2) against the next most recent increases in the specified amount in succession; and

3)       against the specified amount under the original application.

Nationwide reserves the right to deduct a fee from the partial surrender amount. The maximum fee is $25. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

1)       the value each year of the life insurance protection provided;

2)       an amount equal to any employer-paid premiums; or

3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE


On any date during the policy year, the cash value equals the cash value on the preceding valuation period plus any net premium applied since the previous valuation period, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.


There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the affected benefits will be adjusted to reflect the correct age and sex.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

1)       the request must be applied for in writing;

2)       satisfactory evidence of insurability must be provided;

3)       the increase must be for a minimum of $10,000;

4) the rate class, rate class multiple, and rate type for the increase must be identical to those on the policy date; and

5) Nationwide reserves the right to limit the number of increases to one per policy year.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application.

The specified amount cannot be decreased if the decrease would result in the policy failing to meet the definition of life insurance under Section 7702 of the Internal Revenue Code.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, than converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the NSAT Money Market Fund during the period that a policy owner can cancel the policy, unless specific state require premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:


a)       is the sum of:


         1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and


         2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period)


b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and


c) is a factor representing the daily mortality and expense risk charge, administration expense charge and premium tax charge. This factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account for the first 10 policy years and 1.00% thereafter.



Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge, administrative expense charge and premium tax charge.



Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.


DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 4%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:

- Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year;

- transfers made to the fixed account may not be made in the first policy year;


- Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account; and


- Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.

Transfer Requests


Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.


Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

- submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

-        10 days after receiving the policy;

-        45 days after signing the application; or

-        10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. During the first year, maximum policy indebtedness is limited to 50% of the cash surrender value, less interest due on the next policy anniversary. After the first year, maximum policy indebtedness is limited to 90% of the cash surrender value, less interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $1,000 ($500 in New York and $200 in Connecticut). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Currently, policy loans are credited with an annual effective rate of 5.0%. Nationwide guarantees the rate will never be lower than 4%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all policy loans.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness plus accrued interest exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $1,000 ($50 in New York and Connecticut). Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.


Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Fidelity VIP High Income Portfolio; NSAT Government Bond Fund; the NSAT Money Market Fund; and the Neuberger Berman AMT Limited Maturity Bond Portfolio.


Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

The policy owner may choose one of two death benefit options.

OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value. The amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations.

OPTION 2. The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the applicable percentage of cash value and will vary directly with investment performance.

The "Applicable Percentage" for the Guideline Premium/Cash Value Corridor Test is set forth in the Table below:

The term "applicable percentage" means:

1) 250% when the insured is attained age 40 or less at the beginning of a policy year; and

2) when the insured is above attained age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."

The monthly cost of insurance for Option 1 will always be less than or equal to the monthly cost of insurance for the same amount under Option 2.

                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE

ATTAINED AGE   PERCENTAGE OF    ATTAINED AGE   PERCENTAGE OF    ATTAINED     PERCENTAGE OF
                 CASH VALUE                     CASH VALUE         AGE        CASH VALUE
------------------------------------------------------------------------------------------
    0-40            250%             60            130%            80            105%
     41             243%             61            128%            81            105%
     42             236%             62            126%            82            105%
     43             229%             63            124%            83            105%
     44             222%             64            122%            84            105%
     45             215%             65            120%            85            105%
     46             209%             66            119%            86            105%
     47             203%             67            118%            87            105%
     48             197%             68            117%            88            105%
     49             191%             69            116%            89            105%
     50             185%             70            115%            90            105%
     51             178%             71            113%            91            104%
     52             171%             72            111%            92            103%
     53             164%             73            109%            93            102%
     54             157%             74            107%            94            101%
     55             150%             75            105%            95            100%
     56             146%             76            105%
     57             142%             77            105%
     58             138%             78            105%
     59             134%             79            105%

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on representations in any written application after the policy has been in force during the insured's lifetime for 2 years from the policy date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any unpaid loan. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a modified single premium life insurance policy offered by Nationwide on the policy date. If not available, the new policy may be a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD

If the cash surrender value is insufficient to pay monthly policy charges or policy loan interest, a grace period of 61 days is allowed for payment. Nationwide will notify the policy owner of the amount needed to keep the policy in force. If this amount is not received by Nationwide within 61 days of the notice, the policy will lapse without value. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

2)       providing evidence of insurability satisfactory to Nationwide;

3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period if the policy terminated in the fourth or later policy year;

4) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.


The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the appropriate surrender charge.


Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS


Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.



Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums.



As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.



The Internal Revenue Code provides special rules on the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals).

Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59-1/2 or disabled, or the distribution is part of series of substantially equal periodic payments as defined in the Internal Revenue Code.



Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of section 101 of the Internal Revenue Code, described above.


Even though exchanges under Section 1035 of the Internal Revenue Code qualify as material changes, certain exchanges of pre-June 22, 1988 policies may retain their non-modified endowment status. Therefore, the policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES


The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2001, an estate of less than $675,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.


When the insured dies, the death benefit will generally be included in the insured's federal gross estate if:

1) the proceeds were payable to or for the benefit of the insured's estate; or

2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death.

An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES


The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial advisor for more information.


The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.


The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and should not take the place of your independent legal, tax and/or financial advisor.


LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

- an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

- statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.


EXPERTS

The financial statements of Nationwide and the variable account have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.


REGISTRATION STATEMENT


A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto including exhibits filed as a part thereof, to all of which reference is hereby made. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.


DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"). NISC is a wholly owned subsidiary of Nationwide and a member of the NASD. NISC was organized as an Oklahoma corporation on March 19, 1974.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

-        Nationwide Multi-Flex Variable Account;

-        Nationwide Variable Account;

-        Nationwide Variable Account-II;

-        Nationwide Variable Account-5;

-        Nationwide Variable Account-6;

-        Nationwide Variable Account-8;

-        Nationwide Variable Account-9;

-        Nationwide Variable Account-10;

-        Nationwide VLI Separate Account-2;

-        Nationwide VLI Separate Account-3;

-        Nationwide VLI Separate Account-4;

-        Nationwide VA Separate Account-A;

-        Nationwide VA Separate Account-B;

-        Nationwide VA Separate Account-C;

-        Nationwide VL Separate Account-A;

-        Nationwide VL Separate Account-B;

-        Nationwide VL Separate Account-C; and

-        Nationwide VL Separate Account-D.


Gross commissions paid by Nationwide on the sale of these policies plus fees for marketing service provided by NISC are not more than 7.50% of the premiums paid.


No underwriting commissions have been paid by Nationwide to NISC.

NISC DIRECTORS AND OFFICERS


                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER
-----------------------------------------------------------------------------------------------------------------
W.G. Jurgensen                                                    Chief Executive Officer and
One Nationwide Plaza                                                        Director
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                               Chairman of the Board and Director
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
Richard A. Karas                                                   Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
Duane C. Meek                                                              President
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
Philip C. Gath                                                              Director
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                                             Director
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                       Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                               Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                              Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
Barbara J. Shane                                              Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
Alan A. Todryk                                                     Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
John F. Delaloye                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
Glenn W. Soden                                               Associate Vice President and Secretary
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
E. Gary Berndt                                                        Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
Carol L. Dove                                 Associate Vice President -Treasury Services and Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------
Terry C. Smetzer                                                      Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
-----------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms. Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

-        Nationwide Variable Account;

-        Nationwide Variable Account-II;

-        Nationwide Variable Account-3;

-        Nationwide Variable Account-4;

-        Nationwide Variable Account-5;

-        Nationwide Variable Account-6;

-        Nationwide Fidelity Advisor Variable Account;

-        Nationwide Variable Account-8;

-        Nationwide Variable Account-9;

-        Nationwide Variable Account-10;

-        MFS Variable Account;

-        Nationwide Multi-Flex Variable Account;

-        Nationwide VLI Separate Account;

-        Nationwide VLI Separate Account-2;

-        Nationwide VLI Separate Account-3;


-        Nationwide VLI Separate Account-4; and



-        Nationwide VLI Separate Account-5.


Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers. Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.


Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. Gasper and Woodward are also trustees of one or more of the registered investment companies distributed by Nationwide Investment Services Corporation, a registered broker-dealer affiliated with the Nationwide group of companies.

DIRECTORS OF NATIONWIDE


DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES
     PRINCIPAL BUSINESS ADDRESS            WITH DEPOSITOR               PRINCIPAL OCCUPATION
--------------------------------------------------------------------------------------------------------------------
Lewis J. Alphin                                Director           Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107
--------------------------------------------------------------------------------------------------------------------
A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
--------------------------------------------------------------------------------------------------------------------
Yvonne M. Curl                                 Director           Vice President, Chief Marketing Officer
Avaya Inc.                                                        Avaya Inc.(2)
Room 3C322
211 Mt. Airy Road
Basing Ridge, NJ 07920
--------------------------------------------------------------------------------------------------------------------
Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135
--------------------------------------------------------------------------------------------------------------------
Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                   Farms, Inc. (1)
Clarks Summit, PA 18411
--------------------------------------------------------------------------------------------------------------------
Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                          Oil Company (1)
Marshall, MN 56258
--------------------------------------------------------------------------------------------------------------------
Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                           Melrose Orchard (1)
Wooster, OH 44691
--------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                      President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                  Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                    Director                    Annuity Insurance Company (1)
--------------------------------------------------------------------------------------------------------------------
W.G. Jurgensen                        Chief Executive Officer     Chairman and Chief Executive Officer (3)
One Nationwide Plaza                  and Director
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------------
David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                     Director                    Enterprises (1)
Hebron, OH 43025
--------------------------------------------------------------------------------------------------------------------
Ralph M. Paige                                 Director           Executive Director Federation of Southern
Federation of Southern                                            Cooperatives/Land Assistance Fund (1)
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344
--------------------------------------------------------------------------------------------------------------------
James F. Patterson                             Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                Patterson Farms, Inc. (1)
Chesterland, OH 44026
--------------------------------------------------------------------------------------------------------------------

DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES
     PRINCIPAL BUSINESS ADDRESS            WITH DEPOSITOR               PRINCIPAL OCCUPATION
--------------------------------------------------------------------------------------------------------------------
Arden L. Shisler                               Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                            Transport, Inc. (1)
Dalton, OH 44618
--------------------------------------------------------------------------------------------------------------------
Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
--------------------------------------------------------------------------------------------------------------------

(1)      Principal occupation for last 5 years.


(2) Prior to assuming this current position, Ms. Curl held other executive management positions with the Xerox Corporation.



(3) Prior to assuming this current position, Mr. Jurgensen was Executive Vice President of Bank One Corporation. Prior to that, Mr. Jurgensen was Executive Vice President of First Chicago NBD.



Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Mr. Gasper is a director of NISC, a registered broker-dealer.


Messrs. Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Messrs. Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies.

EXECUTIVE OFFICERS OF NATIONWIDE


OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
---------------------------------------------------------------------------------------------------------
Richard D. Headley                                Executive Vice President
One Nationwide Plaza
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------
Michael S. Helfer                                 Executive Vice President -Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------
Donna A. James                                    Executive Vice President - Chief Administrative Officer
One Nationwide Plaza
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President - Chief Financial Officer and Treasurer
One Nationwide Plaza
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------

OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
--------------------------------------------------------------------------------------------------------------
Thomas L. Crumrine                                Senior Vice President
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Senior Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------
Philip C. Gath                                    Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------
Patricia R. Hatler                                Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------
David K. Hollingsworth                            Senior Vice President - Business Development and Sponsor
One Nationwide Plaza                              Relations
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------
David R. Jahn                                     Senior Vice President - Product Management
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------
Gregory S. Lashutka                               Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------
Edwin P. McCausland, Jr.                          Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------
Mark D. Phelan                                    Senior Vice President - Technology and Operations
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------
Douglas C. Robinette                              Senior Vice President - Claims
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                  Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------
Richard M. Waggoner                               Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Product Management and Nationwide
One Nationwide Plaza                              Financial Marketing
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------------



W.G. JURGENSEN has been a Director and Chief Executive Officer since 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to May 2000. Prior to Bank One's merger with First Chicago NBD, Mr. Jurgensen served from 1990 to 1998 as Executive Vice President with First Chicago, leading various business units. For 17 years, Mr. Jurgensen was with Norwest Corporation, beginning as a corporate banking officer and serving in increasingly responsible roles including president and CEO of Norwest Investment Services and management of the treasury function. Mr. Jurgensen's final post was Executive Vice President - Corporate Banking.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 34 years.


LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community College in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, and the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.


YVONNE M. CURL has been a Director of Nationwide since April 1998. Ms. Curl is Vice President - Chief Marketing Officer for Avaya Inc. located in Basking Ridge, NJ. Prior to joining Avaya Inc. in November 2000, she was employed by the Xerox Corporation. She joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president - field operations; executive assistant to the chairman and CEO; and as corporate vice president serving as senior vice president and general manager, public sector worldwide/global solutions group.



JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 3 years.



THOMAS L. CRUMRINE has been Senior Vice President of Nationwide since September 1997. Previously he was Senior Vice President - Property/Casualty from March 1996 to September 1997. Prior to that time, he was Senior Vice President - Claims from April 1995 to March 1996, Vice President - Claims from 1993 to March 1996, Vice President - Agency Sales from 1991 to 1993 and Vice President - Agency Services from 1989 to 1991. Prior to 1991, Mr. Crumrine held several other positions within Nationwide.


KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.


DAVID A. DIAMOND has been Senior Vice President - Corporate Controller since December 11, 2000. Previously, Mr. Diamond was Senior Vice President - Corporate Controller from August 1999 to December 2000. He was Vice President - Controller from October 1993 to August 1999. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 12 years.


KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.


PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 32 years.


PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.


MICHAEL S. HELFER has been Executive Vice President - Corporate Strategy since August 2000. He is a former partner and head of the financial institutions group at Wilmer, Cutler and Pickering, a 350-lawyer international law firm headquartered in Washington, D.C. He served as that firm's Chairman and Chief Executive Officer from 1995 to 1998.



DAVID K. HOLLINGSWORTH has been Senior Vice President - Business Development and Sponsor Relations since April 2000. Previously, he was Senior Vice President - Multi Channel and Sponsor relations from August 1999 until April 2000. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, Mr. Hollingsworth held numerous positions within Nationwide. Mr. Hollingsworth has been with Nationwide for 26 years.



DAVID R. JAHN has been Senior Vice President - Product Management since November 2000. Previously, he was Senior Vice President - Commercial Insurance from March 1998 to November 2000. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within Nationwide. Mr. Jahn has been with Nationwide for 29 years.



DONNA A. JAMES has been Executive Vice President - Chief Administrative Officer since July 2000. Previously, she was Senior Vice President - Chief Human Resources Officer from May 1999 to July 2000. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996, she was Associate Vice President
- Assistant to the CEO of Nationwide. Previously, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 19 years.



RICHARD D. HEADLEY has been Executive Vice President for Nationwide since July 2000. Previously, he was Executive Vice President - Chief Information Technology Officer from May 1999 to July 2000. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992, Mr. Headley held several positions with Banc One Corporation. Mr. Headley has been with Nationwide for 3 years.



RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 36 years.


GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business

International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.


ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer and Treasurer since December 2000. Previously, Mr. Oakley was Executive Vice President - Chief Financial Officer from April 1995 to December 2000. Prior to that, Mr. Oakley was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 25 years.


RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.


MARK D. PHELAN has been Senior Vice President - Technology and Operations since December 2000. Previously, he was Senior Vice President - Technology Services from 1998 to December 2000. His previous management experience includes five years (1977 - 1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as Director of AT&T's Consumer Communications Services Group and he was subsequently promoted to Sales Vice President for the Eastern Region of the Business Communications Services Division. In 1992, he became Executive Vice President - Sales and Marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.



DOUGLAS C. ROBINETTE has been Senior Vice President - Claims since November 2000. Previously he was Senior Vice President - Claims and Financial Services from 1999 to November 2000. Prior to that time, Mr. Robinette was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau, and a member of the Nationwide group until 1998, from September 1996 to May 1998. Prior to that time, he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995, Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994, he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with Nationwide for 14 years.


ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to

May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 24 years.



SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 26 years.



ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 36 years.



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
APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP BALANCED


     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities.


     AMERICAN CENTURY VP INCOME & GROWTH

     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S & P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S & P 500 Stock Index. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL

     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.

     AMERICAN CENTURY VP VALUE


     Investment Objective: Long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal conditions, the Fund expects to invest at least 80% of the value of its total assets in equity securities, including common and preferred stocks, convertible debt obligations.



CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)



The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The portfolios are managed by Credit Suisse Asset Management, LLC. ("Credit Suisse").


     SMALL COMPANY GROWTH PORTFOLIO

     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO - INITIAL SHARES


     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES


The Dreyfus Socially Responsible Growth Fund is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance companies. The Dreyfus Corporation serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.



      Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES


Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.



     Investment Objective: Investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.


DREYFUS VARIABLE INVESTMENT FUND


Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.


     APPRECIATION PORTFOLIO - INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)


     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.


     GROWTH AND INCOME PORTFOLIO


     Investment Objective: Long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors

     Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND


Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.


     VIP EQUITY-INCOME PORTFOLIO

     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO


     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in common stocks.


     VIP HIGH INCOME PORTFOLIO


     Investment Objective: High level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:


     -at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities.

     -up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.


     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services Inc. ("Moodys"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.


     VIP OVERSEAS PORTFOLIO

     Investment Objective: Long-term growth of capital primarily through investments in foreign securities. The Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the manager of VIP II and its portfolios.


     VIP II ASSET MANAGER PORTFOLIO


     Investment Objective: High total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.


     VIP II CONTRAFUND(R) PORTFOLIO


     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III


The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. FMR is the manager of VIP III and its portfolios.


     VIP III GROWTH OPPORTUNITIES PORTFOLIO

     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES


     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.


     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES


     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.


     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES


     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


NATIONWIDE SEPARATE ACCOUNT TRUST


Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.


     CAPITAL APPRECIATION FUND


     Investment Objective: Long-term capital appreciation.



     DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NSAT NATIONWIDE MID CAP INDEX
     FUND)


     Subadviser: The Dreyfus Corporation Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.


     GARTMORE NSAT EMERGING MARKETS FUND



     (subadviser: Gartmore Global Partners) Investment Objective: Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.



     GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND



     Investment Objective: Long-term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and technology and communication related industries.



     GARTMORE NSAT INTERNATIONAL GROWTH FUND



     (subadviser: Gartmore Global Partners) Investment Objective: Long-term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.


     GOVERNMENT BOND FUND


     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.



     MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NSAT NATIONWIDE MULTI SECTOR BOND FUND)



     Subadviser: Miller, Anderson & Sherrerd, LLP Investment Objective:
     Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.


     MONEY MARKET FUND

     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE SMALL CAP GROWTH FUND


     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company Investment Objective: Capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.


     NATIONWIDE SMALL CAP VALUE FUND


     Subadviser:The Dreyfus Corporation Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.


     NATIONWIDE SMALL COMPANY FUND


     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management Inc. and Waddell & Reed Management Company.



     Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.



     STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NSAT NATIONWIDE STRATEGIC GROWTH
     FUND)


     Subadviser: Strong Capital Management Inc.


     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.


     TOTAL RETURN FUND


     Investment Objective: Reasonable, long-term total return on invested capital.



     TURNER NSAT GROWTH FOCUS FUND



     (subadviser: Turner Investment Partners, Inc.) Investment Objective:
     Long-term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")



Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.



     AMT GROWTH PORTFOLIO



     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT GUARDIAN PORTFOLIO



     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.



     AMT LIMITED MATURITY BOND PORTFOLIO



     Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The Portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.



     AMT PARTNERS PORTFOLIO



     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.


OPPENHEIMER VARIABLE ACCOUNT FUNDS


The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.


     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER BOND FUND/VA


     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.


     OPPENHEIMER GLOBAL SECURITIES FUND/VA

     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)

     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

     Investment Objective: Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO


     Investment Objective: High total return by investing primarily in dollar- and non-dollar denominated fixed income securities of government and government related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management Inc. serves as the Fund's investment adviser.



     U. S. REAL ESTATE PORTFOLIO



     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.


VAN ECK WORLDWIDE INSURANCE TRUST


Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Van Eck Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The investment adviser and manager for the Van Eck Trust is Van Eck Associates Corporation.


     WORLDWIDE BOND FUND

     Investment Objective: High total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND

     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND


     Investment Objective: Long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." For the Fund's purpose, hard assets are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE AS INVESTMENT OPTIONS FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.


American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


     AMERICAN CENTURY VP CAPITAL APPRECIATION

     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)



The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").


     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO)


     Investment Objective: Seeks long term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is on that has received venture capital financing either:
     (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of the restructuring or recapitalization of the company. The Portfolio will invest in at least three countries, including the United States.


     INTERNATIONAL EQUITY PORTFOLIO


     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.


STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     STRONG DISCOVERY FUND II, INC.


     Investment Objective: Maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.


     INTERNATIONAL STOCK FUND II


     Investment Objective: Capital growth by investing primarily in the equity securities of issuers located outside the United States.

APPENDIX B: WHEN ADDITIONAL PREMIUM PAYMENTS ARE PERMITTED


EXAMPLE 1: A male non-tobacco, age 35, purchases a policy with an initial premium of $25,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a specified amount of $179,733. In the 12th and subsequent policy years, annual premiums of $2,177 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the policy as a life insurance contract. Additional premiums which increase the specified amount may be made at any time, subject to the $1,000 minimum. Nationwide reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the policy in force.

EXAMPLE 2: A male non-tobacco, age 55, purchases a policy with an initial premium of $100,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a specified amount of $306,283. In the 11th and subsequent policy years, annual premiums of $9,591 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the policy as a life insurance contract. Additional premiums which increase the specified amount may be made at any time, subject to the $1,000 minimum. Nationwide reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the policy in force.

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS


The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%.

If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force.

The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.


The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks, recovering premium taxes and providing for administrative expenses. On a current basis, these charges are equivalent to an annual effective rate of 1.30% in the first 10 policy years and 1.00% thereafter. On a guaranteed basis, these charges are equivalent to a maximum annual effective rate of 1.60% in the first 10 policy years and 1.30% thereafter. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.95%. This effective rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all mutual fund options available under the policy as of December 31, 2000. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 1.13%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.


Taking account of the current charges for mortality and expense risks, recovering premium taxes and providing for administrative and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.20, 3.80% and 9.80%, respectively, in policy years one through ten, and -1.90%, 4.10% and 10.10% thereafter. Taking account of guaranteed charges, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.50%, 3.50% and 9.50%, respectively, in policy years one through ten, and -2.20%, 3.80% and 9.80% thereafter.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated. Death Benefit Option 1 has been assumed in all the illustrations. In addition, the illustrations reflect the fact that Nationwide deducts an annual administrative charge at the beginning of each policy year after the first. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                    NEW YORK
                                 CURRENT VALUES

                           0% HYPOTHETICAL                6% HYPOTHETICAL                 12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN

           PREMIUMS
          PAID PLUS              CASH                           CASH                             CASH
POLICY     INTEREST     CASH     SURR      DEATH      CASH      SURR      DEATH       CASH       SURR      DEATH
  YEAR        AT 5%    VALUE    VALUE    BENEFIT     VALUE     VALUE    BENEFIT      VALUE      VALUE    BENEFIT
     1       10,500    9,648    8,798     43,190    10,231     9,381     43,190     10,815      9,965     43,190
     2       11,025    9,227    8,377     43,190    10,394     9,544     43,190     11,630     10,780     43,190
     3       11,576    8,803    8,003     43,190    10,553     9,753     43,190     12,516     11,716     43,190
     4       12,155    8,372    7,572     43,190    10,705     9,905     43,190     13,480     12,680     43,190
     5       12,763    7,935    7,185     43,190    10,851    10,101     43,190     14,529     13,779     43,190
     6       13,401    7,489    6,789     43,190    10,988    10,288     43,190     15,671     14,971     43,190
     7       14,071    7,032    6,432     43,190    11,113    10,513     43,190     16,916     16,316     43,190
     8       14,775    6,560    6,060     43,190    11,225    10,725     43,190     18,272     17,772     43,190
     9       15,513    6,069    5,669     43,190    11,319    10,919     43,190     19,751     19,351     43,190
    10       16,289    5,557    5,557     43,190    11,392    11,392     43,190     21,366     21,366     43,190
    11       17,103    5,035    5,035     43,190    11,475    11,475     43,190     23,201     23,201     43,190
    12       17,959    4,490    4,490     43,190    11,538    11,538     43,190     25,222     25,222     43,190
    13       18,856    3,919    3,919     43,190    11,580    11,580     43,190     27,452     27,452     43,190
    14       19,799    3,321    3,321     43,190    11,596    11,596     43,190     29,917     29,917     43,190
    15       20,789    2,690    2,690     43,190    11,584    11,584     43,190     32,646     32,646     43,746
    16       21,829    2,023    2,023     43,190    11,539    11,539     43,190     35,659     35,659     46,357
    17       22,920    1,314    1,314     43,190    11,456    11,456     43,190     38,958     38,958     49,866
    18       24,066      557      557     43,190    11,329    11,329     43,190     42,567     42,567     53,634
    19       25,270        *        *          *    11,150    11,150     43,190     46,516     46,516     57,680
    20       26,533        *        *          *    10,912    10,912     43,190     50,841     50,841     62,026
    21       27,860        *        *          *    10,609    10,609     43,190     55,577     55,577     66,693
    22       29,253        *        *          *    10,207    10,207     43,190     60,747     60,747     72,289
    23       30,715        *        *          *     9,693     9,693     43,190     66,389     66,389     78,339
    24       32,251        *        *          *     9,046     9,046     43,190     72,545     72,545     84,878
    25       33,864        *        *          *     8,243     8,243     43,190     79,262     79,262     91,944
    26       35,557        *        *          *     7,251     7,251     43,190     86,588     86,588     99,576
    27       37,335        *        *          *     6,029     6,029     43,190     94,613     94,613    106,912
    28       39,201        *        *          *     4,521     4,521     43,190    103,414    103,414    114,790
    29       41,161        *        *          *     2,661     2,661     43,190    113,085    113,085    123,263
    30       43,219        *        *          *       370       370     43,190    123,736    123,736    132,398

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                    NEW YORK
                                GUARANTEED VALUES

                           0% HYPOTHETICAL                6% HYPOTHETICAL                12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN

           PREMIUMS
          PAID PLUS              CASH                           CASH                           CASH
POLICY     INTEREST     CASH     SURR      DEATH      CASH      SURR      DEATH      CASH      SURR      DEATH
  YEAR        AT 5%    VALUE    VALUE    BENEFIT     VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT
     1       10,500    9,607    8,757     43,190    10,188     9,338     43,190    10,770     9,920     43,190
     2       11,025    9,091    8,241     43,190    10,247     9,397     43,190    11,472    10,622     43,190
     3       11,576    8,573    7,773     43,190    10,295     9,495     43,190    12,229    11,429     43,190
     4       12,155    8,050    7,250     43,190    10,330     9,530     43,190    13,046    12,246     43,190
     5       12,763    7,520    6,770     43,190    10,351     9,601     43,190    13,930    13,180     43,190
     6       13,401    6,981    6,281     43,190    10,355     9,655     43,190    14,885    14,185     43,190
     7       14,071    6,429    5,829     43,190    10,338     9,738     43,190    15,917    15,317     43,190
     8       14,775    5,861    5,361     43,190    10,297     9,797     43,190    17,033    16,533     43,190
     9       15,513    5,273    4,873     43,190    10,226     9,826     43,190    18,240    17,840     43,190
    10       16,289    4,659    4,659     43,190    10,122    10,122     43,190    19,547    19,547     43,190
    11       17,103    4,028    4,028     43,190    10,009    10,009     43,190    21,028    21,028     43,190
    12       17,959    3,360    3,360     43,190     9,853     9,853     43,190    22,642    22,642     43,190
    13       18,856    2,653    2,653     43,190     9,650     9,650     43,190    24,408    24,408     43,190
    14       19,799    1,899    1,899     43,190     9,390     9,390     43,190    26,343    26,343     43,190
    15       20,789    1,089    1,089     43,190     9,066     9,066     43,190    28,469    28,469     43,190
    16       21,829      216      216     43,190     8,667     8,667     43,190    30,813    30,813     43,190
    17       22,920        *        *          *     8,181     8,181     43,190    33,404    33,404     43,190
    18       24,066        *        *          *     7,590     7,590     43,190    36,263    36,263     45,692
    19       25,270        *        *          *     6,876     6,876     43,190    39,380    39,380     48,831
    20       26,533        *        *          *     6,017     6,017     43,190    42,770    42,770     52,180
    21       27,860        *        *          *     4,988     4,988     43,190    46,462    46,462     55,754
    22       29,253        *        *          *     3,762     3,762     43,190    50,467    50,467     60,056
    23       30,715        *        *          *     2,307     2,307     43,190    54,814    54,814     64,680
    24       32,251        *        *          *       582       582     43,190    59,530    59,530     69,650
    25       33,864        *        *          *         *         *          *    64,645    64,645     74,988
    26       35,557        *        *          *         *         *          *    70,193    70,193     80,722
    27       37,335        *        *          *         *         *          *    76,248    76,248     86,161
    28       39,201        *        *          *         *         *          *    82,870    82,870     91,985
    29       41,161        *        *          *         *         *          *    90,128    90,128     98,240
    30       43,219        *        *          *         *         *          *    98,112    98,112    104,979

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                  NON-NEW YORK
                                 CURRENT VALUES

                            0% HYPOTHETICAL                6% HYPOTHETICAL                12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN

           PREMIUMS
          PAID PLUS              CASH                           CASH                             CASH
POLICY     INTEREST     CASH     SURR      DEATH      CASH      SURR      DEATH       CASH       SURR      DEATH
  YEAR        AT 5%    VALUE    VALUE    BENEFIT     VALUE     VALUE    BENEFIT      VALUE      VALUE    BENEFIT
     1       10,500    9,662    8,812     41,661    10,246     9,396     41,661     10,831      9,981     41,661
     2       11,025    9,233    8,383     41,661    10,400     9,550     41,661     11,636     10,786     41,661
     3       11,576    8,801    8,001     41,661    10,550     9,750     41,661     12,513     11,713     41,661
     4       12,155    8,367    7,567     41,661    10,697     9,897     41,661     13,469     12,669     41,661
     5       12,763    7,928    7,178     41,661    10,838    10,088     41,661     14,510     13,760     41,661
     6       13,401    7,482    6,782     41,661    10,973    10,273     41,661     15,646     14,946     41,661
     7       14,071    7,028    6,428     41,661    11,098    10,498     41,661     16,885     16,285     41,661
     8       14,775    6,564    6,064     41,661    11,213    10,713     41,661     18,238     17,738     41,661
     9       15,513    6,085    5,685     41,661    11,314    10,914     41,661     19,715     19,315     41,661
    10       16,289    5,589    5,589     41,661    11,399    11,399     41,661     21,330     21,330     41,661
    11       17,103    5,089    5,089     41,661    11,500    11,500     41,661     23,168     23,168     41,661
    12       17,959    4,569    4,569     41,661    11,584    11,584     41,661     25,192     25,192     41,661
    13       18,856    4,028    4,028     41,661    11,650    11,650     41,661     27,425     27,425     41,661
    14       19,799    3,462    3,462     41,661    11,696    11,696     41,661     29,893     29,893     41,661
    15       20,789    2,869    2,869     41,661    11,717    11,717     41,661     32,620     32,620     43,711
    16       21,829    2,243    2,243     41,661    11,712    11,712     41,661     35,618     35,618     46,303
    17       22,920    1,582    1,582     41,661    11,675    11,675     41,661     38,899     38,899     49,790
    18       24,066      877      877     41,661    11,600    11,600     41,661     42,489     42,489     53,537
    19       25,270      124      124     41,661    11,481    11,481     41,661     46,420     46,420     57,561
    20       26,533        *        *          *    11,313    11,313     41,661     50,725     50,725     61,884
    21       27,860        *        *          *    11,088    11,088     41,661     55,440     55,440     66,528
    22       29,253        *        *          *    10,780    10,780     41,661     60,589     60,589     72,101
    23       30,715        *        *          *    10,377    10,377     41,661     66,211     66,211     78,129
    24       32,251        *        *          *     9,863     9,863     41,661     72,349     72,349     84,648
    25       33,864        *        *          *     9,218     9,218     41,661     79,049     79,049     91,696
    26       35,557        *        *          *     8,415     8,415     41,661     86,360     86,360     99,314
    27       37,335        *        *          *     7,420     7,420     41,661     94,370     94,370    106,638
    28       39,201        *        *          *     6,187     6,187     41,661    103,157    103,157    114,504
    29       41,161        *        *          *     4,662     4,662     41,661    112,811    112,811    122,964
    30       43,219        *        *          *     2,782     2,782     41,661    123,442    123,442    132,083

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                  NON-NEW YORK
                                GUARANTEED VALUES

                            0% HYPOTHETICAL               6% HYPOTHETICAL                12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN

           PREMIUMS
          PAID PLUS              CASH                           CASH                           CASH
POLICY     INTEREST     CASH     SURR      DEATH      CASH      SURR      DEATH      CASH      SURR      DEATH
  YEAR        AT 5%    VALUE    VALUE    BENEFIT     VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT
     1       10,500    9,613    8,763     41,661    10,195     9,345     41,661    10,778     9,928     41,661
     2       11,025    9,091    8,241     41,661    10,246     9,396     41,661    11,471    10,621     41,661
     3       11,576    8,566    7,766     41,661    10,287     9,487     41,661    12,220    11,420     41,661
     4       12,155    8,036    7,236     41,661    10,315     9,515     41,661    13,029    12,229     41,661
     5       12,763    7,501    6,751     41,661    10,329     9,579     41,661    13,904    13,154     41,661
     6       13,401    6,958    6,258     41,661    10,327     9,627     41,661    14,851    14,151     41,661
     7       14,071    6,403    5,803     41,661    10,305     9,705     41,661    15,875    15,275     41,661
     8       14,775    5,833    5,333     41,661    10,259     9,759     41,661    16,984    16,484     41,661
     9       15,513    5,243    4,843     41,661    10,185     9,785     41,661    18,183    17,783     41,661
    10       16,289    4,630    4,630     41,661    10,079    10,079     41,661    19,484    19,484     41,661
    11       17,103    4,001    4,001     41,661     9,965     9,965     41,661    20,958    20,958     41,661
    12       17,959    3,337    3,337     41,661     9,810     9,810     41,661    22,567    22,567     41,661
    13       18,856    2,634    2,634     41,661     9,608     9,608     41,661    24,329    24,329     41,661
    14       19,799    1,887    1,887     41,661     9,354     9,354     41,661    26,262    26,262     41,661
    15       20,789    1,087    1,087     41,661     9,037     9,037     41,661    28,388    28,388     41,661
    16       21,829      225      225     41,661     8,648     8,648     41,661    30,734    30,734     41,661
    17       22,920        *        *          *     8,175     8,175     41,661    33,328    33,328     42,660
    18       24,066        *        *          *     7,601     7,601     41,661    36,171    36,171     45,575
    19       25,270        *        *          *     6,909     6,909     41,661    39,262    39,262     48,685
    20       26,533        *        *          *     6,077     6,077     41,661    42,626    42,626     52,004
    21       27,860        *        *          *     5,083     5,083     41,661    46,288    46,288     55,546
    22       29,253        *        *          *     3,899     3,899     41,661    50,262    50,262     59,812
    23       30,715        *        *          *     2,495     2,495     41,661    54,574    54,574     64,398
    24       32,251        *        *          *       832       832     41,661    59,252    59,252     69,325
    25       33,864        *        *          *         *         *          *    64,327    64,327     74,620
    26       35,557        *        *          *         *         *          *    69,831    69,831     80,305
    27       37,335        *        *          *         *         *          *    75,838    75,838     85,697
    28       39,201        *        *          *         *         *          *    82,407    82,407     91,472
    29       41,161        *        *          *         *         *          *    89,608    89,608     97,672
    30       43,219        *        *          *         *         *          *    97,528    97,528    104,355

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                 CURRENT VALUES

                             0% HYPOTHETICAL                6% HYPOTHETICAL                12% HYPOTHETICAL
                         GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN

           PREMIUMS
          PAID PLUS               CASH                           CASH                            CASH
POLICY     INTEREST      CASH     SURR      DEATH      CASH      SURR      DEATH       CASH       SURR      DEATH
  YEAR        AT 5%     VALUE    VALUE    BENEFIT     VALUE     VALUE    BENEFIT      VALUE      VALUE    BENEFIT
     1       26,250    24,150   22,025    114,856    25,610    23,485    114,856     27,070     24,945    114,856
     2       27,563    23,244   21,119    114,856    26,170    24,045    114,856     29,269     27,144    114,856
     3       28,941    22,329   20,329    114,856    26,728    24,728    114,856     31,663     29,663    114,856
     4       30,388    21,403   19,403    114,856    27,283    25,283    114,856     34,271     32,271    114,856
     5       31,907    20,464   18,589    114,856    27,833    25,958    114,856     37,114     35,239    114,856
     6       33,502    19,507   17,757    114,856    28,373    26,623    114,856     40,215     38,465    114,856
     7       35,178    18,527   17,027    114,856    28,899    27,399    114,856     43,599     42,099    114,856
     8       36,936    17,517   16,267    114,856    29,407    28,157    114,856     47,291     46,041    114,856
     9       38,783    16,471   15,471    114,856    29,889    28,889    114,856     51,323     50,323    114,856
    10       40,722    15,381   15,381    114,856    30,340    30,340    114,856     55,730     55,730    114,856
    11       42,758    14,286   14,286    114,856    30,846    30,846    114,856     60,734     60,734    114,856
    12       44,896    13,139   13,139    114,856    31,322    31,322    114,856     66,242     66,242    114,856
    13       47,141    11,938   11,938    114,856    31,766    31,766    114,856     72,314     72,314    114,856
    14       49,498    10,678   10,678    114,856    32,172    32,172    114,856     79,018     79,018    114,856
    15       51,973     9,347    9,347    114,856    32,533    32,533    114,856     86,430     86,430    115,816
    16       54,572     7,937    7,937    114,856    32,839    32,839    114,856     94,608     94,608    122,990
    17       57,300     6,438    6,438    114,856    33,084    33,084    114,856    103,567    103,567    132,566
    18       60,165     4,835    4,835    114,856    33,252    33,252    114,856    113,376    113,376    142,854
    19       63,174     3,110    3,110    114,856    33,331    33,331    114,856    124,117    124,117    153,905
    20       66,332     1,250    1,250    114,856    33,307    33,307    114,856    135,882    135,882    165,776
    21       69,649         *        *          *    33,167    33,167    114,856    148,773    148,773    178,528
    22       73,132         *        *          *    32,852    32,852    114,856    162,859    162,859    193,803
    23       76,788         *        *          *    32,335    32,335    114,856    178,249    178,249    210,334
    24       80,627         *        *          *    31,582    31,582    114,856    195,061    195,061    228,222
    25       84,659         *        *          *    30,553    30,553    114,856    213,424    213,424    247,572
    26       88,892         *        *          *    29,190    29,190    114,856    233,477    233,477    268,499
    27       93,336         *        *          *    27,420    27,420    114,856    255,453    255,453    288,662
    28       98,003         *        *          *    25,149    25,149    114,856    279,563    279,563    310,315
    29      102,903         *        *          *    22,267    22,267    114,856    306,052    306,052    333,597
    30      108,049         *        *          *    18,645    18,645    114,856    335,215    335,215    358,680

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                GUARANTEED VALUES

                            0% HYPOTHETICAL                 6% HYPOTHETICAL                 12% HYPOTHETICAL
                         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN

           PREMIUMS
          PAID PLUS                CASH                           CASH                             CASH
POLICY     INTEREST      CASH      SURR      DEATH      CASH      SURR      DEATH       CASH       SURR      DEATH
  YEAR        AT 5%     VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT      VALUE      VALUE    BENEFIT
     1       26,250    23,986    21,861    114,856    25,439    23,314    114,856     26,893     24,768    114,856
     2       27,563    22,886    20,761    114,856    25,785    23,660    114,856     28,855     26,730    114,856
     3       28,941    21,772    19,772    114,856    26,108    24,108    114,856     30,974     28,974    114,856
     4       30,388    20,639    18,639    114,856    26,405    24,405    114,856     33,264     31,264    114,856
     5       31,907    19,484    17,609    114,856    26,671    24,796    114,856     35,740     33,865    114,856
     6       33,502    18,299    16,549    114,856    26,900    25,150    114,856     38,418     36,668    114,856
     7       35,178    17,077    15,577    114,856    27,084    25,584    114,856     41,314     39,814    114,856
     8       36,936    15,808    14,558    114,856    27,211    25,961    114,856     44,449     43,199    114,856
     9       38,783    14,478    13,478    114,856    27,271    26,271    114,856     47,841     46,841    114,856
    10       40,722    13,080    13,080    114,856    27,252    27,252    114,856     51,518     51,518    114,856
    11       42,758    11,635    11,635    114,856    27,224    27,224    114,856     55,675     55,675    114,856
    12       44,896    10,093    10,093    114,856    27,095    27,095    114,856     60,212     60,212    114,856
    13       47,141     8,443     8,443    114,856    26,855    26,855    114,856     65,178     65,178    114,856
    14       49,498     6,670     6,670    114,856    26,485    26,485    114,856     70,627     70,627    114,856
    15       51,973     4,750     4,750    114,856    25,961    25,961    114,856     76,618     76,618    114,856
    16       54,572     2,661     2,661    114,856    25,260    25,260    114,856     83,226     83,226    114,856
    17       57,300       376       376    114,856    24,351    24,351    114,856     90,539     90,539    115,890
    18       60,165         *         *          *    23,193    23,193    114,856     98,577     98,577    124,207
    19       63,174         *         *          *    21,739    21,739    114,856    107,322    107,322    133,080
    20       66,332         *         *          *    19,937    19,937    114,856    116,838    116,838    142,542
    21       69,649         *         *          *    17,729    17,729    114,856    127,197    127,197    152,637
    22       73,132         *         *          *    15,048    15,048    114,856    138,440    138,440    164,743
    23       76,788         *         *          *    11,819    11,819    114,856    150,639    150,639    177,754
    24       80,627         *         *          *     7,945     7,945    114,856    163,876    163,876    191,735
    25       84,659         *         *          *     3,298     3,298    114,856    178,237    178,237    206,755
    26       88,892         *         *          *         *         *          *    193,811    193,811    222,883
    27       93,336         *         *          *         *         *          *    210,810    210,810    238,215
    28       98,003         *         *          *         *         *          *    229,396    229,396    254,630
    29      102,903         *         *          *         *         *          *    249,769    249,769    272,248
    30      108,049         *         *          *         *         *          *    272,174    272,174    291,226

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                 CURRENT VALUES

                              0% HYPOTHETICAL                 6% HYPOTHETICAL                    12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

           PREMIUMS
          PAID PLUS                CASH                             CASH                                 CASH
POLICY     INTEREST      CASH      SURR      DEATH       CASH       SURR      DEATH         CASH         SURR        DEATH
  YEAR        AT 5%     VALUE     VALUE    BENEFIT      VALUE      VALUE    BENEFIT        VALUE        VALUE      BENEFIT
     1      105,000    96,739    88,239    306,283    102,589     94,089    306,283      108,440       99,940      306,283
     2      110,250    93,383    84,883    306,283    105,137     96,637    306,283      117,585      109,085      306,283
     3      115,763    89,974    81,974    306,283    107,694     99,694    306,283      127,568      119,568      306,283
     4      121,551    86,501    78,501    306,283    110,252    102,252    306,283      138,476      130,476      306,283
     5      127,628    82,946    75,446    306,283    112,803    105,303    306,283      150,407      142,907      306,283
     6      134,010    79,293    72,293    306,283    115,336    108,336    306,283      163,474      156,474      306,283
     7      140,710    75,523    69,523    306,283    117,841    111,841    306,283      177,802      171,802      306,283
     8      147,746    71,608    66,608    306,283    120,302    115,302    306,283      193,535      188,535      306,283
     9      155,133    67,519    63,519    306,283    122,700    118,700    306,283      210,839      206,839      306,283
    10      162,889    63,229    63,229    306,283    125,021    125,021    306,283      229,907      229,907      306,283
    11      171,034    58,892    58,892    306,283    127,633    127,633    306,283      251,719      251,719      306,283
    12      179,586    54,277    54,277    306,283    130,163    130,163    306,283      275,838      275,838      328,247
    13      188,565    49,358    49,358    306,283    132,599    132,599    306,283      302,264      302,264      356,672
    14      197,993    44,099    44,099    306,283    134,926    134,926    306,283      331,200      331,200      387,504
    15      207,893    38,450    38,450    306,283    137,120    137,120    306,283      362,883      362,883      420,944
    16      218,287    32,346    32,346    306,283    139,149    139,149    306,283      397,573      397,573      457,209
    17      229,202    25,701    25,701    306,283    140,972    140,972    306,283      435,649      435,649      492,283
    18      240,662    18,410    18,410    306,283    142,534    142,534    306,283      477,469      477,469      529,991
    19      252,695    10,359    10,359    306,283    143,780    143,780    306,283      523,444      523,444      570,554
    20      265,330     1,439     1,439    306,283    144,661    144,661    306,283      574,048      574,048      614,231
    21      278,596         *         *          *    145,132    145,132    306,283      629,829      629,829      661,320
    22      292,526         *         *          *    144,926    144,926    306,283      690,887      690,887      725,432
    23      307,152         *         *          *    143,931    143,931    306,283      757,697      757,697      795,582
    24      322,510         *         *          *    142,010    142,010    306,283      830,766      830,766      872,304
    25      338,635         *         *          *    138,970    138,970    306,283      910,637      910,637      956,169
    26      355,567         *         *          *    134,551    134,551    306,283      997,885      997,885    1,047,779
    27      373,346         *         *          *    128,402    128,402    306,283    1,093,114    1,093,114    1,147,770
    28      392,013         *         *          *    120,049    120,049    306,283    1,196,957    1,196,957    1,256,805
    29      411,614         *         *          *    108,884    108,884    306,283    1,310,077    1,310,077    1,375,581
    30      432,194         *         *          *     94,130     94,130    306,283    1,433,178    1,433,178    1,504,837

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                GUARANTEED VALUES

                              0% HYPOTHETICAL                 6% HYPOTHETICAL                    12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

           PREMIUMS
          PAID PLUS                CASH                             CASH                                 CASH
POLICY     INTEREST      CASH      SURR      DEATH       CASH       SURR      DEATH         CASH         SURR        DEATH
  YEAR        AT 5%     VALUE     VALUE    BENEFIT      VALUE      VALUE    BENEFIT        VALUE        VALUE      BENEFIT
     1      105,000    95,852    87,352    306,283    101,673     93,173    306,283      107,496       98,996      306,283
     2      110,250    91,521    83,021    306,283    103,163     94,663    306,283      115,497      106,997      306,283
     3      115,763    87,064    79,064    306,283    104,532     96,532    306,283      124,141      116,141      306,283
     4      121,551    82,453    74,453    306,283    105,756     97,756    306,283      133,492      125,492      306,283
     5      127,628    77,655    70,155    306,283    106,805     99,305    306,283      143,622      136,122      306,283
     6      134,010    72,629    65,629    306,283    107,648    100,648    306,283      154,616      147,616      306,283
     7      140,710    67,333    61,333    306,283    108,247    102,247    306,283      166,572      160,572      306,283
     8      147,746    61,704    56,704    306,283    108,548    103,548    306,283      179,600      174,600      306,283
     9      155,133    55,671    51,671    306,283    108,493    104,493    306,283      193,836      189,836      306,283
    10      162,889    49,165    49,165    306,283    108,021    108,021    306,283      209,448      209,448      306,283
    11      171,034    42,244    42,244    306,283    107,394    107,394    306,283      227,322      227,322      306,283
    12      179,586    34,672    34,672    306,283    106,231    106,231    306,283      247,172      247,172      306,283
    13      188,565    26,361    26,361    306,283    104,455    104,455    306,283      269,279      269,279      317,749
    14      197,993    17,197    17,197    306,283    101,967    101,967    306,283      293,468      293,468      343,358
    15      207,893     7,028     7,028    306,283     98,637     98,637    306,283      319,774      319,774      370,937
    16      218,287         *         *          *     94,291     94,291    306,283      348,374      348,374      400,630
    17      229,202         *         *          *     88,701     88,701    306,283      379,619      379,619      428,970
    18      240,662         *         *          *     81,573     81,573    306,283      413,798      413,798      459,316
    19      252,695         *         *          *     72,547     72,547    306,283      451,258      451,258      491,871
    20      265,330         *         *          *     61,209     61,209    306,283      492,415      492,415      526,884
    21      278,596         *         *          *     47,072     47,072    306,283      537,777      537,777      564,666
    22      292,526         *         *          *     29,542     29,542    306,283      587,126      587,126      616,482
    23      307,152         *         *          *      7,877      7,877    306,283      640,781      640,781      672,820
    24      322,510         *         *          *          *          *          *      699,082      699,082      734,036
    25      338,635         *         *          *          *          *          *      762,382      762,382      800,501
    26      355,567         *         *          *          *          *          *      831,040      831,040      872,592
    27      373,346         *         *          *          *          *          *      905,421      905,421      950,692
    28      392,013         *         *          *          *          *          *      985,884      985,884    1,035,178
    29      411,614         *         *          *          *          *          *    1,072,794    1,072,794    1,126,434
    30      432,194         *         *          *          *          *          *    1,166,530    1,166,530    1,224,857

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                 CURRENT VALUES

                             0% HYPOTHETICAL                  6% HYPOTHETICAL                    12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

           PREMIUMS
          PAID PLUS                CASH                             CASH                                 CASH
POLICY     INTEREST      CASH      SURR      DEATH       CASH       SURR      DEATH         CASH         SURR        DEATH
  YEAR        AT 5%     VALUE     VALUE    BENEFIT      VALUE      VALUE    BENEFIT        VALUE        VALUE      BENEFIT
     1      105,000    96,411    87,911    211,021    102,271     93,771    211,021      108,132       99,632      211,021
     2      110,250    92,664    84,164    211,021    104,469     95,969    211,021      116,975      108,475      211,021
     3      115,763    88,792    80,792    211,021    106,641     98,641    211,021      126,678      118,678      211,021
     4      121,551    84,775    76,775    211,021    108,780    100,780    211,021      137,358      129,358      211,021
     5      127,628    80,584    73,084    211,021    110,878    103,378    211,021      149,147      141,647      211,021
     6      134,010    76,184    69,184    211,021    112,920    105,920    211,021      162,201      155,201      211,021
     7      140,710    71,529    65,529    211,021    114,888    108,888    211,021      176,706      170,706      211,021
     8      147,746    66,561    61,561    211,021    116,756    111,756    211,021      192,884      187,884      214,101
     9      155,133    61,220    57,220    211,021    118,501    114,501    211,021      210,796      206,796      229,767
    10      162,889    55,443    55,443    211,021    120,105    120,105    211,021      230,457      230,457      246,589
    11      171,034    49,332    49,332    211,021    121,925    121,925    211,021      252,818      252,818      265,459
    12      179,586    42,435    42,435    211,021    123,489    123,489    211,021      277,294      277,294      291,159
    13      188,565    34,621    34,621    211,021    124,760    124,760    211,021      304,076      304,076      319,280
    14      197,993    25,730    25,730    211,021    125,694    125,694    211,021      333,367      333,367      350,036
    15      207,893    15,545    15,545    211,021    126,223    126,223    211,021      365,385      365,385      383,654
    16      218,287     3,772     3,772    211,021    126,257    126,257    211,021      400,359      400,359      420,377
    17      229,202         *         *          *    125,669    125,669    211,021      438,533      438,533      460,460
    18      240,662         *         *          *    124,291    124,291    211,021      480,160      480,160      504,168
    19      252,695         *         *          *    121,913    121,913    211,021      525,506      525,506      551,781
    20      265,330         *         *          *    118,269    118,269    211,021      574,852      574,852      603,594
    21      278,596         *         *          *    113,027    113,027    211,021      628,499      628,499      659,924
    22      292,526         *         *          *    105,596    105,596    211,021      686,715      686,715      721,051
    23      307,152         *         *          *     95,309     95,309    211,021      749,817      749,817      787,307
    24      322,510         *         *          *     81,237     81,237    211,021      818,129      818,129      859,036
    25      338,635         *         *          *     62,036     62,036    211,021      891,982      891,982      936,581
    26      355,567         *         *          *     35,735     35,735    211,021      971,700      971,700    1,020,285
    27      373,346         *         *          *          *          *          *    1,059,640    1,059,640    1,102,026
    28      392,013         *         *          *          *          *          *    1,157,081    1,157,081    1,191,794
    29      411,614         *         *          *          *          *          *    1,265,587    1,265,587    1,290,898
    30      432,194         *         *          *          *          *          *    1,387,129    1,387,129    1,401,000

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                GUARANTEED VALUES

                             0% HYPOTHETICAL                  6% HYPOTHETICAL                    12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

           PREMIUMS
          PAID PLUS                CASH                             CASH                                 CASH
POLICY     INTEREST      CASH      SURR      DEATH       CASH       SURR      DEATH         CASH         SURR        DEATH
  YEAR        AT 5%     VALUE     VALUE    BENEFIT      VALUE      VALUE    BENEFIT        VALUE        VALUE      BENEFIT
     1      105,000    95,034    86,534    211,021    100,868    92,368     211,021      106,704       98,204      211,021
     2      110,250    89,719    81,219    211,021    101,432    92,932     211,021      113,852      105,352      211,021
     3      115,763    84,082    76,082    211,021    101,737    93,737     211,021      121,598      113,598      211,021
     4      121,551    78,062    70,062    211,021    101,741    93,741     211,021      130,038      122,038      211,021
     5      127,628    71,581    64,081    211,021    101,390    93,890     211,021      139,285      131,785      211,021
     6      134,010    64,533    57,533    211,021    100,607    93,607     211,021      149,475      142,475      211,021
     7      140,710    56,782    50,782    211,021     99,297    93,297     211,021      160,780      154,780      211,021
     8      147,746    48,149    43,149    211,021     97,330    92,330     211,021      173,422      168,422      211,021
     9      155,133    38,424    34,424    211,021     94,556    90,556     211,021      187,699      183,699      211,021
    10      162,889    27,369    27,369    211,021     90,802    90,802     211,021      203,946      203,946
    11      171,034    14,785    14,785    211,021     86,146    86,146     211,021      222,686      222,686      233,820
    12      179,586       260       260    211,021     80,087    80,087     211,021      243,073      243,073      255,226
    13      188,565         *         *          *     72,333    72,333     211,021      265,238      265,238      278,500
    14      197,993         *         *          *     62,500    62,500     211,021      289,323      289,323      303,789
    15      207,893         *         *          *     50,057    50,057     211,021      315,472      315,472      331,246
    16      218,287         *         *          *     34,257    34,257     211,021      343,835      343,835      361,027
    17      229,202         *         *          *     14,056    14,056     211,021      374,561      374,561      393,289
    18      240,662         *         *          *          *         *           *      407,800      407,800      428,190
    19      252,695         *         *          *          *         *           *      443,702      443,702      465,887
    20      265,330         *         *          *          *         *           *      482,423      482,423      506,544
    21      278,596         *         *          *          *         *           *      524,126      524,126      550,332
    22      292,526         *         *          *          *         *           *      568,982      568,982      597,431
    23      307,152         *         *          *          *         *           *      617,167      617,167      648,026
    24      322,510         *         *          *          *         *           *      668,864      668,864      702,308
    25      338,635         *         *          *          *         *           *      724,248      724,248      760,460
    26      355,567         *         *          *          *         *           *      783,477      783,477      822,651
    27      373,346         *         *          *          *         *           *      849,021      849,021      882,982
    28      392,013         *         *          *          *         *           *      921,956      921,956      949,615
    29      411,614         *         *          *          *         *           *    1,003,596    1,003,596    1,023,667
    30      432,194         *         *          *          *         *           *    1,095,621    1,095,621    1,106,577

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                           Independent Auditors'Report
                           ---------------------------

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsi-bility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

--------------------------------------------------------------------------------

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000



ASSETS:

   Investments at fair value:

      American Century VP - American Century VP Balanced (ACVPBal)
         751,698 shares (cost $5,761,038) ............................................            $  5,464,844

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         1,719,456 shares (cost $29,621,878) .........................................              27,133,012

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         641,402 shares (cost $4,998,702) ............................................               4,560,367

      American Century VP - American Century VP International (ACVPInt)
         2,195,234 shares (cost $24,960,400) .........................................              22,457,244

      American Century VP - American Century VP Value (ACVPValue)
         993,474 shares (cost $6,455,614) ............................................               6,626,474

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         560,893 shares (cost $20,057,295) ...........................................              19,333,980

      Dreyfus Stock Index Fund (DryStkIx)
         2,916,220 shares (cost $94,463,397) .........................................              99,151,469

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
         7,423 shares (cost $109,681) ................................................                 111,198

      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         186,359 shares (cost $7,178,021) ............................................               7,251,216

      Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)
         133,445 shares (cost $3,180,423) ............................................               3,133,294

      Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
         1,240 shares (cost $10,023) .................................................                   9,312

      Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
         55,706 shares (cost $642,516) ...............................................                 409,438

      Gartmore NSAT - International Growth Fund (NSATIntGGM)
         485 shares (cost $4,351) ....................................................                   4,184

      Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
         3,203,060 shares (cost $77,342,410) .........................................              81,742,098

      Fidelity VIP - Growth Portfolio (FidVGr)
         3,594,723 shares (cost $163,738,671) ........................................             156,909,663

      Fidelity VIP - High Income Portfolio (FidVHiIn)
         2,227,615 shares (cost $23,871,326) .........................................              18,221,892

      Fidelity VIP - Overseas Portfolio (FidVOvSe)
         1,186,006 shares (cost $27,088,931) .........................................              23,708,262


      Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
         1,842,797 shares (cost $30,030,427) .........................................              29,484,752

      Fidelity VIP-II - Contrafund Portfolio (FidVCon)
         2,700,005 shares (cost $65,228,997) .........................................              64,098,123

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)
         291,466 shares (cost $6,158,772) ............................................               5,170,603

      Janus Aspen Series - Capital Appreciation Portfolio (JanACapApS)
         111,260 shares (cost $3,462,403) ............................................               2,952,853

      Janus Aspen Series - Global Technology Portfolio (JanAGlTchS)
         374,368 shares (cost $3,600,552) ............................................               2,452,108

      Janus Aspen Series - International Growth Portfolio (JanAIntGrS)
         71,251 shares (cost $2,532,430) .............................................               2,183,137

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,835,880 shares (cost $42,704,496) .........................................              26,950,721

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,136,266 shares (cost $12,686,423) .........................................              12,998,880

      Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
         49,353 shares (cost $929,737) ...............................................                 820,734

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR)
         132,751 shares (cost $1,867,711) ............................................               1,798,770

      Nationwide SAT - Money Market Fund (NSATMMkt)
         54,566,630 shares (cost $54,566,630) ........................................              54,566,630

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS)
         9,385 shares (cost $86,633) .................................................                  87,089

      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
         46,812 shares (cost $928,079) ...............................................                 760,226

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         839,098 shares (cost $8,529,493) ............................................               7,300,151

      Nationwide SAT - Small Company Fund (NSATSmCo)
         1,570,191 shares (cost $36,915,526) .........................................              31,403,817

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         7,823,938 shares (cost $116,638,842) ........................................              91,070,643

      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         1,087,482 shares (cost $43,263,600) .........................................              33,331,338

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         123,921 shares (cost $1,975,004) ............................................               1,974,054

      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         294,611 shares (cost $3,793,412) ............................................               3,885,923

      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,523,389 shares (cost $26,468,582) .........................................              24,633,198

      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
         40,589 shares (cost $3,308,006) .............................................               2,872,508

      Oppenheimer Bond Fund/VA (OppBdVA)
         1,019,194 shares (cost $12,141,711) .........................................              11,465,932


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED



      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         388,141 shares (cost $19,916,210) ...........................................              18,099,009

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         1,300,496 shares (cost $33,198,103) .........................................              39,444,056

      Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
         20,034 shares (cost $466,548) ...............................................                 425,931

      Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)
         907,218 shares (cost $15,090,613) ...........................................              15,014,458

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,828,378 shares (cost $39,617,828) .........................................              43,771,379

      Strong VIF - Strong Discovery Fund II (StDisc2)
         555,963 shares (cost $6,750,960) ............................................               6,604,837

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         341,487 shares (cost $3,538,899) ............................................               3,380,723

      Turner NSAT - Growth Focus Fund (NSATGFocTU)
         8,319 shares (cost $73,860) .................................................                  49,664

      The Universal Institutional Funds, Inc. - Emerging Markets Debt
         Portfolio (MSUEmMkt) (formerly Morgan Stanley - Emerging Markets
         Debt Portfolio)
         154,037 shares (cost $1,104,959) ............................................               1,064,394

      The Universal Institutional Funds, Inc. - U.S. Real Estate
        Portfolio (MSUUSRealE) (formerly Van Kampen American Capital -
        Morgan Stanley U.S. Real Estate Portfolio)
        644,110 shares (cost $7,317,681) .............................................               7,413,700

      Van Eck WIT - Worldwide Bond Fund (VEWwBd)
         230,967 shares (cost $2,314,784) ............................................               2,395,125

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         459,359 shares (cost $4,375,000) ............................................               3,808,090

      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         345,139 shares (cost $4,161,481) ............................................               4,165,827

      Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPTGloPVC)
         204,119 shares (cost $3,673,010) ............................................               2,780,098

      Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
         856,689 shares (cost $11,140,471) ...........................................               9,192,268

      Warburg Pincus Trust - Small Company Growth Portfolio (WPTSmCoGr)
         1,539,449 shares (cost $35,827,802) .........................................              25,678,016
                                                                                                 -------------
            Total investments ........................................................           1,071,777,712

   Accounts receivable ...............................................................                 106,585
                                                                                                 -------------
            Total assets .............................................................           1,071,884,297

Accounts payable .....................................................................                  -
                                                                                                 -------------
Contract owners' equity (note 7) .....................................................         $ 1,071,884,297
                                                                                                 =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                            Total
                                                         2000                1999               1998
Investment activity:
  Reinvested dividends.........................    $  14,156,269           14,098,293         11,649,564
  Mortality and expense risk charges (note 3)..       (8,863,841)          (7,660,149)        (6,238,523)
                                                    ------------        -------------      -------------
    Net investment income......................        5,292,428            6,438,144          5,411,041
                                                    ------------        -------------      -------------

  Proceeds from mutual funds shares sold ......      891,657,787          955,670,735        760,513,313
  Cost of mutual fund shares sold..............     (830,522,167)        (897,919,980)      (729,684,314)
                                                    ------------        -------------      -------------
    Realized gain (loss) on investments .......       61,135,620           57,750,755         30,828,999
  Change in unrealized gain (loss)
    on investments.............................     (263,179,099)          93,482,590         26,818,372
                                                    ------------        -------------      -------------
    Net gain (loss) on investments.............     (202,043,479)         151,233,345         57,647,371
                                                    ------------        -------------      -------------
  Reinvested capital gains.....................      117,294,274           39,898,769         43,742,310
                                                    ------------        -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........    $ (79,456,777)         197,570,258        106,800,722
                                                    ============        =============      =============


                                                                           ACVPBal
                                                           2000             1999                1998
Investment activity:
  Reinvested dividends.........................     $     142,768             104,861             73,602
  Mortality and expense risk charges (note 3)..           (43,349)            (43,480)           (38,972)
                                                    -------------       -------------      -------------
    Net investment income......................            99,419              61,381             34,630
                                                    -------------       -------------      -------------

  Proceeds from mutual funds shares sold ......         1,172,289             971,140          1,247,480
  Cost of mutual fund shares sold..............        (1,257,855)         (1,022,836)        (1,152,261)
                                                    -------------       -------------      -------------
    Realized gain (loss) on investments .......           (85,566)            (51,696)            95,219
  Change in unrealized gain (loss)
    on investments.............................          (306,371)           (209,153)            37,264
                                                    -------------       -------------      -------------
    Net gain (loss) on investments.............          (391,937)           (260,849)           132,483
                                                    -------------       -------------      -------------
  Reinvested capital gains.....................            89,903             723,542            456,397
                                                    -------------       -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........     $    (202,615)            524,074            623,510
                                                    =============        =============     =============


                                                                            ACVPCapAp
                                                         2000                 1999             1998
Investment activity:
  Reinvested dividends.........................              --                   --                 --
  Mortality and expense risk charges (note 3)..      $   (225,875)           (108,580)           (82,384)
                                                    -------------       -------------      -------------
    Net investment income......................          (225,875)           (108,580)           (82,384)
                                                    -------------       -------------      -------------
  Proceeds from mutual funds shares sold ......        25,900,893          22,591,735          5,476,348
  Cost of mutual fund shares sold..............       (17,223,897)        (21,828,544)        (6,203,432)
                                                    -------------       -------------      -------------
    Realized gain (loss) on investments .......         8,676,996             763,191           (727,084)
  Change in unrealized gain (loss)
    on investments.............................        (7,733,755)          6,761,369            (95,403)
                                                    -------------       -------------      -------------
    Net gain (loss) on investments.............           943,241           7,524,560           (822,487)
                                                    -------------       -------------      -------------
  Reinvested capital gains.....................           750,781                --              626,545
                                                    -------------       -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      $  1,468,147           7,415,980           (278,326)
                                                    =============       =============       ============


                                                                        ACVPincGr
                                                           2000            1999                1998
Investment activity:
  Reinvested dividends.........................   $       25,931                655              7,293
  Mortality and expense risk charges (note 3)..          (33,212)           (27,101)            (7,590)
                                                    ------------      -------------      -------------
    Net investment income......................           (7,281)           (26,446)              (297)
                                                    ------------      -------------      -------------

  Proceeds from mutual funds shares sold.......        6,896,325          4,520,179            579,403
  Cost of mutual fund shares sold..............       (6,623,978)        (4,059,023)          (585,659)
                                                    ------------      -------------      -------------
    Realized gain (loss) on investments........          272,347            461,156             (6,256)
  Change in unrealized gain (loss)
    on investments.............................         (817,445)           247,602            131,508
                                                    ------------      -------------      -------------
    Net gain (loss) on investments.............         (545,098)           708,758            125,252
                                                    ------------      -------------      -------------
  Reinvested capital gains.....................             --                 --                 --
                                                    ------------      -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations.........   $     (552,379)           682,312            124,955
                                                    ============      =============      =============


                                                                            ACVPint
                                                         2000              1999                 1998
Investment activity:
  Reinvested dividends.........................     $     31,996               --               48,574
  Mortality and expense risk charges (note 3)..         (192,630)          (123,973)          (100,304)
                                                   -------------      -------------      -------------
    Net investment income......................         (160,634)          (123,973)           (51,730)
                                                   -------------      -------------      -------------

  Proceeds from mutual funds shares sold.......       28,784,239         25,003,227         26,953,998
  Cost of mutual fund shares sold..............      (24,108,086)       (22,517,439)       (26,717,868)
                                                    ------------      -------------      -------------
    Realized gain (loss) on investments........        4,676,153          2,485,788            236,130
  Change in unrealized gain (loss)
    on investments.............................       (9,830,737)         6,850,984            538,699
                                                   -------------      -------------      -------------
    Net gain (loss) on investments.............       (5,154,584)         9,336,772            774,829
                                                   -------------      -------------      -------------
  Reinvested capital gains.....................          478,387               --              498,647
                                                   -------------      -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations.........     $ (4,836,831)         9,212,799          1,221,746
                                                   =============      =============      =============


                                                                        ACVPValue
                                                        2000              1999              1998
Investment activity:
  Reinvested dividends.........................     $     34,989             26,285             14,238
  Mortality and expense risk charges (note 3)..          (27,164)           (20,993)           (19,998)
                                                   -------------      -------------      -------------
    Net investment income......................            7,825              5,292             (5,760)
                                                   -------------      -------------      -------------
  Proceeds from mutual funds shares sold.......       53,718,428         10,125,505          3,978,821
  Cost of mutual fund shares sold..............      (53,369,596)       (10,140,086)        (4,072,379)
                                                   -------------      -------------      -------------
    Realized gain (loss) on investments........          348,832            (14,581)           (93,558)
  Change in unrealized gain (loss)
    on investments.............................          414,821           (279,501)             7,367
                                                   -------------      -------------      -------------
    Net gain (loss) on investments.............          763,653           (294,082)           (86,191)
                                                   -------------      -------------      -------------
  Reinvested capital gains.....................           89,531            249,026            169,984
                                                   -------------      -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations.........     $    861,009            (39,764)            78,033
                                                   =============      =============      =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                                      DrySRGr
                                                                    ----------------------------------------
                                                                        2000           1999            1998
                                                                    -----------    -----------    ----------
Investment activity:
  Reinvested dividends ..........................................   $   157,148          2,403         18,491
  Mortality and expense risk
    charges (note 3) ............................................      (157,030)      (114,846)       (76,955)
                                                                    -----------    -----------    -----------
    Net investment income .......................................           118       (112,443)       (58,464)
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................     4,108,551     17,180,969     30,530,607
  Cost of mutual fund shares sold ...............................    (3,386,569)   (15,391,528)   (29,068,944)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................       721,982      1,789,441      1,461,663
  Change in unrealized gain (loss)
    on investments ..............................................    (3,257,761)     1,688,692        619,023
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................    (2,535,779)     3,478,133      2,080,686
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................          --          646,972        429,304
                                                                    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........................   $(2,535,661)     4,012,662      2,451,526
                                                                    ===========    ===========    ===========




                                                                                       DryStklx
                                                                    ----------------------------------------
                                                                         2000            1999           1998
                                                                    -----------    -----------    ----------
Investment activity:
  Reinvested dividends ..........................................     1,011,600      1,066,045        840,788
  Mortality and expense risk
    charges (note 3) ............................................      (797,960)      (719,164)      (508,329)
                                                                    -----------    -----------    -----------
    Net investment income .......................................       213,640        346,881        332,459
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................    16,033,223     20,339,759     34,044,658
  Cost of mutual fund shares sold ...............................   (11,951,284)   (15,264,747)   (26,882,152)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................     4,081,939      5,075,012      7,162,506
  Change in unrealized gain (loss)
    on investments ..............................................   (16,940,040)    11,113,462      6,892,116
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................   (12,858,101)    16,188,474     14,054,622
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................     1,618,261        920,361        156,109
                                                                    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........................   (11,026,200)    17,455,716     14,543,190
                                                                    ===========    ===========    ===========



                                                                                     DryEuroEq
                                                                   ----------------------------------------
                                                                         2000           1999           1998
                                                                   -----------    -----------    ----------
Investment activity:
  Reinvested dividends ..........................................          234           --             --
  Mortality and expense risk
    charges (note 3) ............................................         (527)
                                                                   -----------    -----------    -----------
    Net investment income .......................................         (293)          --             --
                                                                   -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................      633,945           --             --
  Cost of mutual fund shares sold ...............................     (640,858)          --             --
                                                                   -----------    -----------    -----------
    Realized gain (loss) on investments .........................       (6,913)          --             --
  Change in unrealized gain (loss)
    on investments ..............................................        1,517           --             --
                                                                   -----------    -----------    -----------
    Net gain (loss) on investments ..............................       (5,396)          --             --
                                                                   -----------    -----------    -----------
  Reinvested capital gains ......................................        1,253           --             --
                                                                   -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........................       (4,436)          --             --
                                                                   ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                            FidVGr
                                                           ---------------------------------------------
                                                                2000          1999            1998
                                                           ------------    ------------    -------------
Investment activity:
  Reinvested dividends .................................   $    196,483         215,538         398,089
  Mortality and expense risk charges (note 3) ..........     (1,438,136)     (1,145,435)       (759,610)
                                                           ------------    ------------    ------------
    Net investment income ..............................     (1,241,653)       (929,897)       (361,521)
                                                           ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............     20,493,336      91,394,903      85,473,779
  Cost of mutual fund shares sold ......................    (16,880,509)    (75,684,409)    (75,903,979)
                                                           ------------    ------------    ------------
    Realized gain (loss) on investments ................      3,612,827      15,710,494       9,569,800
  Change in unrealized gain (loss)
    on investments .....................................    (42,932,678)     17,198,414      10,952,975
                                                           ------------    ------------    ------------
    Net gain (loss) on investments .....................    (39,319,851)     32,908,908      20,522,775
                                                           ------------    ------------    ------------
  Reinvested capital gains .............................     19,550,081      13,551,946      10,413,177
                                                           ------------    ------------    ------------
      Net increase (decrease) in contract owners
        equity resulting from operations ...............   $(21,011,423)     45,530,957      30,574,431
                                                           ============    ============    ============


                                                                           FidVHiln
                                                          --------------------------------------------
                                                              2000           1999             1998
                                                          ------------    ------------    ------------
Investment activity:
  Reinvested dividends .................................     1,693,393       2,570,090       1,930,736
  Mortality and expense risk charges (note 3) ..........      (168,596)       (197,828)       (211,621)
                                                          ------------    ------------    ------------
    Net investment income ..............................     1,524,797       2,372,262       1,719,115
                                                          ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............     9,968,353      29,571,691      16,168,581
  Cost of mutual fund shares sold ......................   (10,903,346)    (32,450,313)    (16,734,695)
                                                          ------------    ------------    ------------
    Realized gain (loss) on investments ................      (934,993)     (2,878,622)       (566,114)
  Change in unrealized gain (loss)
    on investments .....................................    (6,237,391)      2,437,032      (3,958,695)
                                                          ------------    ------------    ------------
    Net gain (loss) on investments .....................    (7,172,384)       (441,590)     (4,524,809)
                                                          ------------    ------------    ------------
  Reinvested capital gains .............................          --            96,078       1,226,822
                                                          ------------    ------------    ------------
      Net increase (decrease) in contract owners
        equity resulting from operations ...............    (5,647,587)      2,026,750      (1,578,872)
                                                          ============    ============    ============


                                                                           FidVOvSe
                                                          --------------------------------------------
                                                              2000            1999            1998
                                                          ------------    ------------    ------------
Investment activity:
  Reinvested dividends .................................       425,125         332,184         372,727
  Mortality and expense risk charges (note 3) ..........      (230,607)       (199,894)       (167,806)
                                                          ------------    ------------    ------------
    Net investment income ..............................       194,518         132,290         204,921
                                                          ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............    10,777,638      34,092,869      23,614,905
  Cost of mutual fund shares sold ......................    (9,504,431)    (31,976,653)    (22,518,443)
                                                          ------------    ------------    ------------
    Realized gain (loss) on investments ................     1,273,207       2,116,216       1,096,462
  Change in unrealized gain (loss)
    on investments .....................................   (10,130,820)      6,394,423           2,343
                                                          ------------    ------------    ------------
    Net gain (loss) on investments .....................    (8,857,613)      8,510,639       1,098,805
                                                          ------------    ------------    ------------
  Reinvested capital gains .............................     2,677,139         535,780       1,098,564
                                                          ------------    ------------    ------------
      Net increase (decrease) in contract owners
        equity resulting from operations ...............    (5,985,956)      9,178,709       2,402,290
                                                          ============    ============    ============




                                                                              FidVAM
                                                           ---------------------------------------------
                                                                2000           1999              1998
                                                           ------------    ------------    -------------
Investment activity:
  Reinvested dividends .................................   $  1,031,299       1,040,155         894,977
  Mortality and expense risk charges (note 3) ..........       (267,155)       (270,444)       (239,207)
                                                           ------------    ------------    ------------
    Net investment income ..............................        764,144         769,711         655,770
                                                           ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............      4,375,902       4,829,331       3,554,904
  Cost of mutual fund shares sold ......................     (3,632,011)     (3,813,802)     (2,948,897)
                                                           ------------    ------------    ------------
    Realized gain (loss) on investments ................        743,891       1,015,529         606,007
  Change in unrealized gain (loss)
    on investments .....................................     (5,439,784)         26,818          28,492
                                                           ------------    ------------    ------------
    Net gain (loss) on investments .....................     (4,695,893)      1,042,347         634,499
                                                           ------------    ------------    ------------
  Reinvested capital gains .............................      2,429,670       1,317,530       2,684,931
                                                           ------------    ------------    ------------
      Net increase (decrease) in contract owners .......
        equity resulting from operations ...............   $ (1,502,079)      3,129,588       3,975,200
                                                           ============    ============    ============



                                                                              FidVCon
                                                           ---------------------------------------------
                                                               2000             1999           1998
                                                           ------------    ------------    -------------
Investment activity:
  Reinvested dividends .................................        244,158         261,343         208,958
  Mortality and expense risk charges (note 3) ..........       (521,700)       (460,248)       (316,241)
                                                           ------------    ------------    ------------
    Net investment income ..............................       (277,542)       (198,905)       (107,283)
                                                           ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............      7,260,544      25,340,625       5,270,262
  Cost of mutual fund shares sold ......................     (5,658,545)    (16,733,032)     (3,518,595)
                                                           ------------    ------------    ------------
    Realized gain (loss) on investments ................      1,601,999       8,607,593       1,751,667
  Change in unrealized gain (loss)
    on investments .....................................    (15,273,672)      2,632,252       6,821,820
                                                           ------------    ------------    ------------
    Net gain (loss) on investments .....................    (13,671,673)     11,239,845       8,573,487
                                                           ------------    ------------    ------------
  Reinvested capital gains .............................      8,862,945       1,916,516       1,537,336
                                                           ------------    ------------    ------------
      Net increase (decrease) in contract owners .......
        equity resulting from operations ...............     (5,086,270)     12,957,456      10,003,540
                                                           ============    ============    ============



                                                                             FidVGrOp
                                                           ---------------------------------------------
                                                                2000            1999           1998
                                                           ------------    ------------    -------------
Investment activity:
  Reinvested dividends .................................          77,263          58,964          20,203
  Mortality and expense risk charges (note 3) ..........         (40,980)        (47,088)        (35,749)
                                                            ------------    ------------    ------------
    Net investment income ..............................          36,283          11,876         (15,546)
                                                            ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............       5,312,933       3,165,507       6,596,939
  Cost of mutual fund shares sold ......................      (5,576,382)     (2,711,647)     (6,370,749)
                                                            ------------    ------------    ------------
    Realized gain (loss) on investments ................        (263,449)        453,860         226,190
  Change in unrealized gain (loss)
    on investments .....................................      (1,250,959)       (343,328)        577,416
                                                            ------------    ------------    ------------
    Net gain (loss) on investments .....................      (1,514,408)        110,532         803,606
                                                            ------------    ------------    ------------
  Reinvested capital gains .............................         391,834         110,237          70,230
                                                            ------------    ------------    ------------
      Net increase (decrease) in contract owners .......                                               '
        equity resulting from operations ...............      (1,086,291)        232,645         858,290
                                                            ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                     NSATEmMGM
                                                   ----------------------------------------------
                                                       2000            1999            1998
                                                   ----------    --------------   ---------------
Investment activity:
  Reinvested dividends.........................    $     --                 --               --
  Mortality and expense risk charges (note 3)..            (21)             --               --
                                                    ----------    --------------   --------------
    Net investment income......................            (21)             --               --
                                                    ----------    --------------   --------------

  Proceeds from mutual funds shares sold                21,742              --               --
  Cost of mutual fund shares sold..............        (22,889)             --               --
                                                    ----------    --------------   --------------
    Realized gain (loss) on investments........         (1,147)             --               --
  Change in unrealized gain (loss)
    on investments.............................           (711)             --               --
                                                    ----------    --------------   --------------
    Net gain (loss) on investments.............         (1,858)             --               --
                                                    ----------    --------------   --------------
  Reinvested capital gains.....................           --                --               --
                                                    ----------    --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......    $    (1,879)             --               --
                                                    ==========    ==============   ==============



                                                                           NSATGTecGM
                                                      --------------------------------------------------
                                                         2000              1999                1998
                                                      ----------      --------------     ---------------
Investment activity:
  Reinvested dividends.........................                                 --                  --
  Mortality and expense risk charges (note 3)..        $    (918)               --                  --
                                                      ----------      --------------      --------------
    Net investment income......................             (918)               --                  --
                                                      ----------      --------------      --------------

  Proceeds from mutual funds shares sold......            16,330                --                  --
  Cost of mutual fund shares sold.............           (22,265)               --                  --
                                                      ----------      --------------      --------------
    Realized gain (loss) on investments.......            (5,935)               --                  --
  Change in unrealized gain (loss)
    on investments............................          (233,078)               --                  --
                                                      ----------      --------------      --------------
    Net gain (loss) on investments............          (239,013)               --                  --
                                                      ----------      --------------      --------------
  Reinvested capital gains....................             8,554                --                  --
                                                      ----------      --------------      --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations......        $ (231,377)               --                  --
                                                      ==========      ==============      ==============



                                                                  NSATIntGGM
                                                   ------------------------------------------------
                                                      2000            1999              1998
                                                   ----------    -------------   ------------------
Investment activity:
  Reinvested dividends.........................       $    --               --               --
  Mortality and expense risk charges (note 3)..             (14)            --               --
                                                     ----------    -------------   --------------
    Net investment income......................             (14)            --               --
                                                     ----------    -------------   --------------

  Proceeds from mutual funds shares sold.......          23,858             --               --
  Cost of mutual fund shares sold..............         (24,091)            --               --
                                                     ----------    -------------   --------------
    Realized gain (loss) on investments........            (233)            --               --
  Change in unrealized gain (loss)
    on investments.............................            (168)            --               --
                                                     ----------    -------------   --------------
    Net gain (loss) on investments.............            (401)            --               --
                                                     ----------    -------------   --------------
  Reinvested capital gains.....................            --               --               --
                                                     ----------    -------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......       $    (415)            --               --
                                                     ==========    =============   ==============



                                                                       JanACapApS
                                                   -------------------------------------------
                                                       2000            1999            1998
                                                   ----------    --------------   ------------

Investment activity:
  Reinvested dividends.........................    $    19,570              --               --
  Mortality and expense risk charges (note 3)          (10,464)             --               --
                                                   -----------    --------------   --------------
    Net investment income......................          9,106              --               --
                                                   -----------    --------------   --------------

  Proceeds from mutual funds shares sold.......      1,441,203              --               --
  Cost of mutual fund shares sold..............     (1,508,835)             --               --
                                                   -----------    --------------   --------------
    Realized gain (loss) on investments........        (67,632)             --               --
  Change in unrealized gain (loss)
    on investments.............................       (509,550)             --               --
                                                   -----------    --------------   --------------
    Net gain (loss) on investments.............       (577,182)             --               --
                                                   -----------    --------------   --------------
  Reinvested capital gains.....................          --                 --               --
                                                   -----------    --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......    $  (568,076)             --               --
                                                   ===========    ==============   ==============




                                                                     JanAGITchS
                                                   --------------------------------------------
                                                     2000            1999             1998
                                                   ----------    --------------   -------------

Investment activity:
  Reinvested dividends.........................   $    14,871              --               --
  Mortality and expense risk charges (note 3)..       (10,447)             --               --
                                                  -----------    --------------   --------------
    Net investment income......................         4,424              --               --
                                                  -----------    --------------   --------------

  Proceeds from mutual funds shares sold.......       733,862              --               --
  Cost of mutual fund shares sold..............      (720,686)             --               --
                                                  -----------    --------------   --------------
    Realized gain (loss) on investments........        13,176              --               --
  Change in unrealized gain (loss)
    on investments.............................    (1,148,444)             --               --
                                                  -----------    --------------   --------------
    Net gain (loss) on investments.............    (1,135,268)             --               --
                                                  -----------    --------------   --------------
  Reinvested capital gains.....................                            --               --
                                                  -----------    --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......  $(1,130,844)             --               --
                                                  ===========    ==============   ==============




                                                                      JanAintGrS
                                                   ------------------------------------------------
                                                      2000              1999            1998
                                                   ----------    ---------------   ----------------

Investment activity:
  Reinvested dividends.........................     $    68,254             --               --
  Mortality and expense risk charges (note 3)..          (8,795)            --               --
                                                    -----------    -------------   --------------
    Net investment income......................          59,459             --               --
                                                    -----------    -------------   --------------

  Proceeds from mutual funds shares sold.......       1,279,606             --               --
  Cost of mutual fund shares sold..............      (1,460,939)            --               --
                                                    -----------    -------------   --------------
    Realized gain (loss) on investments........        (181,333)            --               --
  Change in unrealized gain (loss)
    on investments.............................        (349,293)            --               --
                                                    -----------    -------------   --------------
    Net gain (loss) on investments.............        (530,626)            --               --
                                                    -----------    -------------   --------------
  Reinvested capital gains.....................            --               --               --
                                                    -----------    -------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......     $  (471,167)            --               --
                                                    ===========    =============   ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                          NSATCapAp
                                                         ----------------------------------------------
                                                           2000              1999              1998
                                                         ------------     ------------     ------------
Investment activity:
  Reinvested dividends...........................        $     64,829          277,922          246,198
  Mortality and expense risk charges (note 3) ...            (262,581)        (323,069)        (258,178)
                                                         ------------     ------------     ------------
    Net investment income.......................             (197,752)         (45,147)         (11,980)
                                                         ------------     ------------     ------------

  Proceeds from mutual funds shares sold                    9,898,396       14,859,491       41,145,976
  Cost of mutual fund shares sold...............           (9,942,866)     (13,314,168)     (37,562,739)
                                                         ------------     ------------     ------------
    Realized gain (loss) on investments                       (44,470)       1,545,323        3,583,237
  Change in unrealized gain (loss)
    on investments..............................          (16,033,473)      (2,937,651)       2,897,785
                                                         ------------     ------------     ------------
    Net gain (loss) on investments..............          (16,077,943)      (1,392,328)       6,481,022
                                                         ------------     ------------     ------------
  Reinvested capital gains......................            6,018,129        2,820,485        1,139,693
                                                         ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......         $(10,257,566)       1,383,010        7,608,735
                                                         ============     ============     ============




                                                                            NSATGvtBd
                                                          ----------------------------------------------
                                                               2000            1999              1998
                                                          ------------     ------------     ------------
Investment activity:
  Reinvested dividends...........................         $    692,626          787,049          635,908
  Mortality and expense risk charges (note 3) ...              (99,480)        (121,678)        (111,282)
                                                          ------------     ------------     ------------
    Net investment income.......................               593,146          665,371          524,626
                                                          ------------     ------------     ------------

  Proceeds from mutual funds shares sold                    10,368,266       29,946,083       43,945,372
  Cost of mutual fund shares sold...............           (10,500,566)     (30,797,415)     (43,540,184)
                                                          ------------     ------------     ------------
    Realized gain (loss) on investments                       (132,300)        (851,332)         405,188
  Change in unrealized gain (loss)
    on investments..............................               822,785         (301,600)        (159,490)
                                                          ------------     ------------     ------------
    Net gain (loss) on investments..............               690,485       (1,152,932)         245,698
                                                          ------------     ------------     ------------
  Reinvested capital gains......................                  --             25,753           67,018
                                                          ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......          $  1,283,631         (461,808)         837,342
                                                          ============     ============     ============




                                                                               NSATMCpSTR
                                                            -------------------------------------------------
                                                                2000               1999              1998
                                                            ------------     ---------------    -------------
Investment activity:
  Reinvested dividends...........................           $       --                  --              --
  Mortality and expense risk charges (note 3) ...                 (2,791)               --              --
                                                            ------------     ---------------    ------------
    Net investment income.......................                  (2,791)               --              --
                                                            ------------     ---------------    ------------

  Proceeds from mutual funds shares sold                       1,977,764                --              --
  Cost of mutual fund shares sold...............              (2,065,729)               --              --
                                                            ------------     ---------------    ------------
    Realized gain (loss) on investments                          (87,965)               --              --
  Change in unrealized gain (loss)
    on investments..............................                (109,003)               --              --
                                                            ------------     ---------------    ------------
    Net gain (loss) on investments..............                (196,968)               --              --
                                                            ------------     ---------------    ------------
  Reinvested capital gains......................                  14,918                --              --
                                                            ------------     ---------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......            $   (184,841)               --              --
                                                            ============     ===============    ============




                                                                          NSATMCIxDR
                                                         ----------------------------------------------
                                                           2000              1999              1998
                                                         ------------     ------------     ------------
Investment activity:
  Reinvested dividends..........................         $      5,044             --               --
  Mortality and expense risk charges (note 3) ..               (4,225)            --               --
                                                         ------------     ------------     ------------
    Net investment income.......................                  819             --               --
                                                         ------------     ------------     ------------

  Proceeds from mutual funds shares sold .......            5,847,137             --               --
  Cost of mutual fund shares sold... ...........           (5,829,612)            --               --
                                                         ------------     ------------     ------------
    Realized gain (loss) on investments ........               17,525             --               --
  Change in unrealized gain (loss)
    on investments..............................              (68,941)            --               --
                                                         ------------     ------------     ------------
    Net gain (loss) on investments..............              (51,416)            --               --
                                                         ------------     ------------     ------------
  Reinvested capital gains......................               59,565             --               --
                                                         ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......         $      8,968             --               --
                                                         ============     ============     ============



                                                                               NSATMMkt
                                                            ----------------------------------------------
                                                                 2000            1999              1998
                                                            -------------  ----------------   ------------
Investment activity:
  Reinvested dividends..........................           $   3,057,620        2,607,883        2,517,296
  Mortality and expense risk charges (note 3) ..                (413,875)        (415,133)        (414,977)
                                                           -------------    -------------     ------------
    Net investment income.......................               2,643,745        2,192,750        2,102,319
                                                           -------------    -------------     ------------

  Proceeds from mutual funds shares sold .......             292,342,512      257,299,024      213,040,345
  Cost of mutual fund shares sold... ...........            (292,342,512)    (257,299,024)    (213,040,345)
                                                           -------------    -------------     ------------
    Realized gain (loss) on investments ........                    --               --               --
  Change in unrealized gain (loss)
    on investments..............................                    --               --               --
                                                           -------------    -------------     ------------
    Net gain (loss) on investments..............                    --               --               --
                                                           -------------    -------------     ------------
  Reinvested capital gains......................                    --               --               --
                                                           -------------    -------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......           $   2,643,745        2,192,750        2,102,319
                                                           =============    =============     ============


                                                                             NSATMBdMAS
                                                         -------------------------------------------------
                                                             2000               1999              1998
                                                         ------------     ---------------    -----------
Investment activity:
  Reinvested dividends..........................          $     3,708                --              --
  Mortality and expense risk charges (note 3) ..                 (220)               --              --
                                                         ------------     ---------------    ------------
    Net investment income.......................                3,488                --              --
                                                         ------------     ---------------    ------------

  Proceeds from mutual funds shares sold .......              237,528                --              --
  Cost of mutual fund shares sold... ...........             (238,314)               --              --
                                                         ------------     ---------------    ------------
    Realized gain (loss) on investments ........                 (786)               --              --
  Change in unrealized gain (loss)
    on investments..............................                  457                --              --
                                                         ------------     ---------------    ------------
    Net gain (loss) on investments..............                 (329)               --              --
                                                         ------------     ---------------    ------------
  Reinvested capital gains......................                 --                  --              --
                                                         ------------     ---------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......          $     3,159                --              --
                                                         ============     ===============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                       NSATSmCapG
                                                       --------------------------------------------
                                                           2000           1999            1998
                                                       -------------  -------------   -------------
Investment activity:
  Reinvested dividends .............................   $       --              --              --
  Mortality and expense risk charges (note 3) ......         (2,514)           --              --
                                                       ------------    ------------    ------------
    Net investment income ..........................         (2,514)           --              --
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........      1,286,406            --              --
  Cost of mutual fund shares sold ..................     (1,360,619)           --              --
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............        (74,213)           --              --
  Change in unrealized gain (loss)
    on investments .................................       (167,853)           --              --
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................       (242,066)           --              --
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................          2,683            --              --
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........   $   (241,897)           --              --
                                                       ============    ============    ============




                                                                      NSATSmCapV
                                                       --------------------------------------------
                                                            2000         1999              1998
                                                       -------------   -------------  -------------
Investment activity:
  Reinvested dividends .............................    $      --              --              --
  Mortality and expense risk charges (note 3) ......        (51,635)        (12,857)         (3,508)
                                                       ------------    ------------    ------------
    Net investment income ..........................        (51,635)        (12,857)         (3,508)
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........      9,626,402      38,165,993       1,549,129
  Cost of mutual fund shares sold ..................     (9,463,196)    (37,730,603)     (1,489,413)
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............        163,206         435,390          59,716
  Change in unrealized gain (loss)
    on investments .................................     (1,082,758)       (178,227)         31,642
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................       (919,552)        257,163          91,358
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................      1,418,043         463,979            --
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........    $   446,856         708,285          87,850
                                                       ============    ============    ============



                                                                       NSATSmCo
                                                       --------------------------------------------
                                                           2000           1999           1998
                                                       -------------   -------------  -------------
Investment activity:
  Reinvested dividends .............................  $      8,275            --              --
  Mortality and expense risk charges (note 3) ......      (220,692)       (133,984)       (115,584)
                                                       -----------    ------------    ------------
    Net investment income ..........................      (212,417)       (133,984)       (115,584)
                                                       -----------    ------------    ------------

  Proceeds from mutual funds shares sold ...........    34,607,733      12,258,303      12,262,712
  Cost of mutual fund shares sold ..................   (25,554,105)    (11,935,965)    (13,098,101)
                                                       -----------    ------------    ------------
    Realized gain (loss) on investments ............     9,053,628         322,338        (835,389)
  Change in unrealized gain (loss)
    on investments .................................   (12,312,627)      6,521,648       1,062,670
                                                       -----------    ------------    ------------
    Net gain (loss) on investments .................    (3,258,999)      6,843,986         227,281
                                                       -----------    ------------    ------------
  Reinvested capital gains .........................     5,338,437       1,017,362            --
                                                       -----------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........  $  1,867,021       7,727,364         111,697
                                                       ===========    ============    ============



                                                                       NSATTotRtn
                                                       --------------------------------------------
                                                           2000           1999            1998
                                                       -------------  -------------   -------------
Investment activity:
  Reinvested dividends .............................   $    612,176         663,979         923,892
  Mortality and expense risk charges (note 3) ......       (736,850)       (774,887)       (673,496)
                                                       ------------    ------------    ------------
    Net investment income ..........................       (124,674)       (110,908)        250,396
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........     13,544,946       7,683,042      17,758,523
  Cost of mutual fund shares sold ..................     (9,201,670)     (4,796,181)    (10,907,631)
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............      4,343,276       2,886,861       6,850,892
  Change in unrealized gain (loss)
    on investments .................................    (40,766,537)       (615,625)      2,647,189
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................    (36,423,261)      2,271,236       9,498,081
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................     33,726,301       3,857,973       3,859,922
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........   $ (2,821,634)      6,018,301      13,608,399
                                                       ============    ============    ============



                                                                       NBAMTGro
                                                       --------------------------------------------
                                                            2000         1999              1998
                                                       -------------   -------------  -------------
Investment activity:
  Reinvested dividends .............................   $       --              --              --
  Mortality and expense risk charges (note 3) ......       (326,947)       (183,268)       (153,887)
                                                       ------------    ------------    ------------
    Net investment income ..........................       (326,947)       (183,268)       (153,887)
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........     29,136,062      90,781,328      28,296,554
  Cost of mutual fund shares sold ..................    (19,441,919)    (88,544,143)    (30,054,251)
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............      9,694,143       2,237,185      (1,757,697)
  Change in unrealized gain (loss)
    on investments .................................    (18,572,555)      7,073,105         273,491
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................     (8,878,412)      9,310,290      (1,484,206)
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................      3,211,533       1,124,154       4,778,935
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........   $ (5,993,826)     10,251,176       3,140,842
                                                       ============    ============    ============



                                                                         NBAMTGuard
                                                       ---------------------------------------------
                                                            2000           1999           1998
                                                       -------------   -------------  --------------
Investment activity:
  Reinvested dividends .............................    $    12,425           4,569            --
  Mortality and expense risk charges (note 3) ......        (14,688)        (12,787)         (4,780)
                                                       ------------    ------------    ------------
    Net investment income ..........................         (2,263)         (8,218)         (4,780)
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........      2,733,360       8,197,327       1,186,919
  Cost of mutual fund shares sold ..................     (2,651,491)     (8,110,096)     (1,243,303)
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............         81,869          87,231         (56,384)
  Change in unrealized gain (loss)
    on investments .................................        (98,383)         43,771          53,662
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................        (16,514)        131,002          (2,722)
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................           --              --              --
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........    $   (18,777)        122,784          (7,502)
                                                       ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                                      NBAMTLMat
                                                                    ------------------------------------------
                                                                           2000         1999            1998
                                                                    -------------  -------------   -----------
Investment activity:
  Reinvested dividends ..........................................   $   306,913        277,113        365,591
  Mortality and expense risk charges (note 3) ...................       (32,093)       (35,738)       (42,729)
                                                                    -----------    -----------    -----------
    Net investment income .......................................       274,820        241,375        322,862
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................     9,275,328      1,296,663      3,525,682
  Cost of mutual fund shares sold ...............................    (9,541,403)    (1,370,958)    (3,557,763)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................      (266,075)       (74,295)       (32,081)
  Change in unrealized gain (loss)
    on investments ..............................................       223,548       (128,665)       (88,989)
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................       (42,527)      (202,960)      (121,070)
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................          --             --             --
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................   $   232,293         38,415        201,792
                                                                    ===========    ===========    ===========




                                                                                    NBAMTPart
                                                                    -----------------------------------------
                                                                          2000          1999           1998
                                                                    -------------   -------------  ----------
Investment activity:
  Reinvested dividends ..........................................  $    217,800        395,343        123,869
  Mortality and expense risk charges (note 3) ...................      (194,093)      (234,549)      (254,428)
                                                                    -----------    -----------    -----------
    Net investment income .......................................        23,707        160,794       (130,559)
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................    11,982,768     10,213,406     16,262,946
  Cost of mutual fund shares sold ...............................   (14,409,112)   (10,762,285)   (15,129,583)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................    (2,426,344)      (548,879)     1,133,363
  Change in unrealized gain (loss)
    on investments ..............................................    (2,383,122)     1,854,882     (3,917,798)
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................    (4,809,466)     1,306,003     (2,784,435)
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................     4,631,886        687,554      3,901,869
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................  $   (153,873)     2,154,351        986,875
                                                                    ===========    ===========    ===========



                                                                                    OppAggGrVA
                                                                    ------------------------------------------
                                                                         2000            1999           1998
                                                                    -------------   -------------  -----------
Investment activity:
  Reinvested dividends ..........................................   $      --             --             --
  Mortality and expense risk charges (note 3) ...................        (9,718)          --             --
                                                                    -----------    -----------    -----------
    Net investment income .......................................        (9,718)          --             --
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................     8,805,282           --             --
  Cost of mutual fund shares sold ...............................    (9,294,608)          --             --
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................      (489,326)          --             --
  Change in unrealized gain (loss)
    on investments ..............................................      (435,498)          --             --
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................      (924,824)          --             --
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................          --             --             --
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................   $  (934,542)          --             --
                                                                    ===========    ===========    ===========



                                                                                     OppBdVA
                                                                    ------------------------------------------
                                                                           2000         1999            1998
                                                                    -------------  -------------   -----------
Investment activity:
  Reinvested dividends ..........................................   $   888,727        563,814        177,251
  Mortality and expense risk charges (note 3) ...................       (84,563)       (91,553)       (91,564)
                                                                    -----------    -----------    -----------
    Net investment income .......................................       804,164        472,261         85,687
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................     2,331,159      3,691,017     25,959,216
  Cost of mutual fund shares sold ...............................    (2,569,226)    (3,697,719)   (25,616,936)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................      (238,067)        (6,702)       342,280
  Change in unrealized gain (loss)
    on investments ..............................................        16,219       (794,086)        13,809
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................      (221,848)      (800,788)       356,089
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................          --           54,146        160,413
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................   $   582,316       (274,381)       602,189
                                                                    ===========    ===========    ===========



                                                                                    OppCapApVA
                                                                    -----------------------------------------
                                                                          2000          1999           1998
                                                                    -------------   -------------  ----------
Investment activity:
  Reinvested dividends ..........................................   $    18,905         16,006          9,433
  Mortality and expense risk charges (note 3) ...................      (129,760)       (48,619)       (26,246)
                                                                    -----------    -----------    -----------
    Net investment income .......................................      (110,855)       (32,613)       (16,813)
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................    10,473,722     25,212,861      5,173,603
  Cost of mutual fund shares sold ...............................    (8,613,035)   (24,502,814)    (4,835,421)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................     1,860,687        710,047        338,182
  Change in unrealized gain (loss)
    on investments ..............................................    (3,665,305)     1,735,399        109,336
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................    (1,804,618)     2,445,446        447,518
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................     1,008,850        175,824        113,813
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................   $  (906,623)     2,588,657        544,518
                                                                    ===========    ===========    ===========



                                                                                    OppGISecVA
                                                                   ------------------------------------------
                                                                        2000            1999           1998
                                                                   -------------   -------------  -----------
Investment activity:
  Reinvested dividends ..........................................  $    99,579        255,944        389,267
  Mortality and expense risk charges (note 3) ...................     (313,312)      (190,529)      (147,592)
                                                                   -----------    -----------    -----------
    Net investment income .......................................     (213,733)        65,415        241,675
                                                                   -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................    4,035,642      6,535,136      4,690,056
  Cost of mutual fund shares sold ...............................   (2,393,689)    (4,397,501)    (3,335,880)
                                                                   -----------    -----------    -----------
    Realized gain (loss) on investments .........................    1,641,953      2,137,635      1,354,176
  Change in unrealized gain (loss)
    on investments ..............................................   (5,708,731)     9,595,322       (702,629)
                                                                   -----------    -----------    -----------
    Net gain (loss) on investments ..............................   (4,066,778)    11,732,957        651,547
                                                                   -----------    -----------    -----------
  Reinvested capital gains ......................................    5,565,874        717,222      1,465,275
                                                                   -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................  $ 1,285,363     12,515,594      2,358,497
                                                                   ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                              OppMGrinVA
                                                        -------------------------------------------------------
                                                           2000                 1999                  1998
                                                        -----------          -----------          -------------
Investment activity:
  Reinvested dividends...............................    $       --                   --                   --
  Mortality and expense risk charges (note 3)........           (965)                --                   --
                                                         -----------          -----------          -----------
    Net investment income............................           (965)                --                   --
                                                         -----------          -----------          -----------

  Proceeds from mutual funds shares sold.............        100,863                 --                   --
  Cost of mutual fund shares sold....................        (98,302)                --                   --
                                                         -----------          -----------          -----------
    Realized gain (loss) on investments..............          2,561                 --                   --
  Change in unrealized gain (loss)
    on investments...................................        (40,617)                --                   --
                                                         -----------          -----------          -----------
    Net gain (loss) on investments...................        (38,056)                --                   --
                                                         -----------          -----------          -----------
  Reinvested capital gains...........................           --                   --                   --
                                                         -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations.............  $    (39,021)                --                   --
                                                         ===========          ===========          ===========




                                                                            OppMltStVA
                                                        -----------------------------------------------------
                                                              2000              1999                 1998
                                                        -----------         -----------          ------------
Investment activity:
  Reinvested dividends.............................     $   684,260              480,400              116,421
  Mortality and expense risk charges (note 3)......        (125,117)            (115,579)            (104,971)
                                                        -----------          -----------          -----------
    Net investment income..........................         559,143              364,821               11,450
                                                        -----------          -----------          -----------

  Proceeds from mutual funds shares sold...........       4,981,698            2,796,637            1,906,489
  Cost of mutual fund shares sold..................      (4,584,087)          (2,391,468)          (1,502,365)
                                                        -----------          -----------          -----------
    Realized gain (loss) on investments............         397,611              405,169              404,124
  Change in unrealized gain (loss)
    on investments.................................      (1,160,185)              10,270             (366,305)
                                                        -----------          -----------          -----------
    Net gain (loss) on investments.................        (762,574)             415,439               37,819
                                                        -----------          -----------          -----------
  Reinvested capital gains.........................         993,822              694,901              675,242
                                                        -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........     $   790,391            1,475,161              724,511
                                                        ===========          ===========          ===========



                                                                                 StOpp2
                                                        --------------------------------------------------------
                                                               2000               1999                 1998
                                                        -------------           -----------          -----------
Investment activity:
  Reinvested dividends...........................                 --                   --                 71,635
  Mortality and expense risk charges (note 3)....          $  (355,887)            (283,101)            (220,760)
                                                           -----------          -----------          -----------
    Net investment income........................             (355,887)            (283,101)            (149,125)
                                                           -----------          -----------          -----------

  Proceeds from mutual funds shares sold.........            5,753,763            6,031,119            3,215,306
  Cost of mutual fund shares sold................           (3,771,596)          (4,291,744)          (2,191,788)
                                                           -----------          -----------          -----------
    Realized gain (loss) on investments..........            1,982,167            1,739,375            1,023,518
  Change in unrealized gain (loss)
    on investments...............................           (4,879,451)           5,430,662           (1,078,872)
                                                           -----------          -----------          -----------
    Net gain (loss) on investments...............           (2,897,284)           7,170,037              (55,354)
                                                           -----------          -----------          -----------
  Reinvested capital gains.......................            5,562,609            3,541,869            3,488,003
                                                           -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........          $ 2,309,438           10,428,805            3,283,524
                                                           ===========          ===========          ===========


                                                                              StDisc2
                                                        -----------------------------------------------------
                                                              2000              1999                 1998
                                                        -----------         -----------          ------------
Investment activity:
  Reinvested dividends...........................       $       --                     --                   --
  Mortality and expense risk charges (note 3)....           (58,904)             (53,820)             (58,150)
                                                        -----------          -----------          -----------
    Net investment income........................           (58,904)             (53,820)             (58,150)
                                                        -----------          -----------          -----------

  Proceeds from mutual funds shares sold.........         6,435,185            6,370,593            4,234,899
  Cost of mutual fund shares sold................        (5,882,290)          (9,362,884)          (3,682,201)
                                                        -----------          -----------          -----------
    Realized gain (loss) on investments..........           752,995             (982,901)             552,698
  Change in unrealized gain (loss)
    on investments...............................          (482,257)             125,370             (128,321)
                                                        -----------          -----------          -----------
    Net gain (loss) on investments...............           270,638             (866,931)             424,377
                                                        -----------          -----------          -----------
  Reinvested capital gains.......................              --              1,095,870              120,028
                                                        -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     $    (211,734)             114,919              466,265
                                                        ===========          ===========          ===========



                                                                             StIntStk2
                                                        -----------------------------------------------------
                                                              2000              1999                 1998
                                                        -----------         -----------          ------------
Investment activity:
  Reinvested dividends............................      $       --                  7,958               22,725
  Mortality and expense risk charges (note 3).....          (49,525)             (22,468)             (15,028)
                                                        -----------          -----------          -----------
    Net investment income.........................          (49,525)             (14,510)               7,697
                                                        -----------          -----------          -----------

  Proceeds from mutual funds shares sold..........       45,151,810           12,615,085            4,328,033
  Cost of mutual fund shares sold...                    (45,538,936)         (11,285,141)          (4,573,810)
                                                        -----------          -----------          -----------
    Realized gain (loss) on investments...........         (387,126)           1,329,944             (245,777)
  Change in unrealized gain (loss)
    on investments................................       (1,546,991)           1,572,604              138,162
                                                        -----------          -----------          -----------
    Net gain (loss) on investments................       (1,934,117)           2,902,548             (107,615)
                                                        -----------          -----------          -----------
  Reinvested capital gains........................             --                   --                   --
                                                        -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........     $ (1,983,642)           2,888,038              (99,918)
                                                        ===========          ===========          ===========



                                                                                NSATGFocTU
                                                        ---------------------------------------------------------
                                                                2000               1999                 1998
                                                        -------------           -----------          ------------
Investment activity:
  Reinvested dividends...........................             $    --                   --                   --
  Mortality and expense risk charges (note 3)....                  (100)                --                   --
                                                            -----------          -----------          -----------
    Net investment income........................                  (100)                --                   --
                                                            -----------          -----------          -----------

  Proceeds from mutual funds shares sold.........                 7,483                 --                   --
  Cost of mutual fund shares sold................               (10,247)                --                   --
                                                            -----------          -----------          -----------
    Realized gain (loss) on investments..........                (2,764)                --                   --
  Change in unrealized gain (loss)
    on investments...............................               (24,195)                --                   --
                                                            -----------          -----------          -----------
    Net gain (loss) on investments...............               (26,959)                --                   --
                                                            -----------          -----------          -----------
  Reinvested capital gains.......................                 --                   --                   --
                                                            -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........             $ (27,059)                --                   --
                                                            ===========          ===========          ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                                 MSUEmMkt
                                                        ---------------------------------------------------------
                                                                2000                1999                1998
                                                        ---------------        -------------   ------------------
Investment activity:
  Reinvested dividends..........................         $     108,788               84,322               37,885
  Mortality and expense risk charges (note 3) ..                (6,391)              (3,195)              (2,400)
                                                         -------------          -----------          -----------
    Net investment income.......................               102,397               81,127               35,485
                                                         -------------          -----------          -----------

  Proceeds from mutual funds shares sold .......               696,248            1,067,995            2,208,004
  Cost of mutual fund shares sold...............              (669,859)          (1,041,803)          (2,302,818)
                                                         -------------          -----------          -----------
    Realized gain (loss) on investments                         26,389               26,192              (94,814)
  Change in unrealized gain (loss)
    on investments..............................               (38,552)              29,379              (33,784)
                                                         -------------          -----------          -----------
    Net gain (loss) on investments..............               (12,163)              55,571             (128,598)
                                                         -------------          -----------          -----------
  Reinvested capital gains......................                  --                   --                   --
                                                         -------------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......        $       90,234              136,698              (93,113)
                                                         =============          ===========          ===========




                                                                               MSUUSRealE
                                                        --------------------------------------------------------
                                                                2000              1999                  1998
                                                        ---------------        -------------       -------------
Investment activity:
  Reinvested dividends..........................          $   514,484              400,217               12,298
  Mortality and expense risk charges (note 3) ..              (46,629)             (44,010)             (52,029)
                                                          -----------          -----------          -----------
    Net investment income.......................              467,855              356,207              (39,731)
                                                          -----------          -----------          -----------

  Proceeds from mutual funds shares sold .......           11,404,275            6,089,310            4,635,925
  Cost of mutual fund shares sold...............          (10,957,678)          (7,139,977)          (5,200,298)
                                                          -----------          -----------          -----------
    Realized gain (loss) on investments                       446,597           (1,050,667)            (564,373)
  Change in unrealized gain (loss)
    on investments..............................              443,730              478,383             (513,939)
                                                          -----------          -----------          -----------
    Net gain (loss) on investments..............              890,327             (572,284)          (1,078,312)
                                                          -----------          -----------          -----------
  Reinvested capital gains......................               36,959                 --                121,016
                                                          -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......          $ 1,395,141             (216,077)            (997,027)
                                                          ===========          ===========          ===========



                                                                                 VEWwBd
                                                        ------------------------------------------------------
                                                              2000                1999                1998
                                                        -------------         -------------        -----------
Investment activity:
  Reinvested dividends..........................         $   125,433              135,225               24,030
  Mortality and expense risk charges (note 3) ..             (21,681)             (25,601)             (26,599)
                                                         -----------          -----------          -----------
    Net investment income.......................             103,752              109,624               (2,569)
                                                         -----------          -----------          -----------

  Proceeds from mutual funds shares sold .......          11,085,379            4,442,114            7,510,962
  Cost of mutual fund shares sold...............         (11,357,847)          (4,822,035)          (7,101,791)
                                                         -----------          -----------          -----------
    Realized gain (loss) on investments                     (272,468)            (379,921)             409,171
  Change in unrealized gain (loss)
    on investments..............................             148,290              (74,747)             (35,624)
                                                         -----------          -----------          -----------
    Net gain (loss) on investments..............            (124,178)            (454,668)             373,547
                                                         -----------          -----------          -----------
  Reinvested capital gains......................                --                 60,420                 --
                                                         -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......         $   (20,426)            (284,624)             370,978
                                                         ===========          ===========          ===========




                                                                                 VEWwEmgMkt
                                                        ---------------------------------------------------------
                                                                2000                1999                1998
                                                        ---------------        -------------   ------------------
Investment activity:
  Reinvested dividends..........................        $         --                   --                 20,182
  Mortality and expense risk charges (note 3) ..               (53,777)             (32,044)             (14,186)
                                                         -------------          -----------          -----------
    Net investment income.......................               (53,777)             (32,044)               5,996
                                                         -------------          -----------          -----------

  Proceeds from mutual funds shares sold .......            22,197,969           26,145,515            4,758,410
  Cost of mutual fund shares sold...............           (22,523,533)         (24,002,878)          (6,579,731)
                                                         -------------          -----------          -----------
    Realized gain (loss) on investments                       (325,564)           2,142,637           (1,821,321)
  Change in unrealized gain (loss)
    on investments..............................            (2,614,711)           1,939,640              923,464
                                                         -------------          -----------          -----------
    Net gain (loss) on investments..............            (2,940,275)           4,082,277             (897,857)
                                                         -------------          -----------          -----------
  Reinvested capital gains......................                  --                   --                 17,939
                                                         -------------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......        $   (2,994,052)           4,050,233             (873,922)
                                                         =============          ===========          ===========



                                                                                VEWwHrdAst
                                                        --------------------------------------------------------
                                                                2000              1999                  1998
                                                        ---------------        -------------       -------------
Investment activity:
  Reinvested dividends..........................          $    47,340               61,762               35,945
  Mortality and expense risk charges (note 3) ..              (36,261)             (36,567)             (38,345)
                                                          -----------          -----------          -----------
    Net investment income.......................               11,079               25,195               (2,400)
                                                          -----------          -----------          -----------

  Proceeds from mutual funds shares sold .......           17,958,019           19,298,812           13,571,199
  Cost of mutual fund shares sold...............          (17,432,316)         (18,689,697)         (17,132,731)
                                                          -----------          -----------          -----------
    Realized gain (loss) on investments                       525,703              609,115           (3,561,532)
  Change in unrealized gain (loss)
    on investments..............................             (152,863)             199,401              644,209
                                                          -----------          -----------          -----------
    Net gain (loss) on investments..............              372,840              808,516           (2,917,323)
                                                          -----------          -----------          -----------
  Reinvested capital gains......................                 --                   --                882,647
                                                          -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......          $   383,919              833,711           (2,037,076)
                                                          ===========          ===========          ===========



                                                                                WPTGloPVC
                                                        ------------------------------------------------------
                                                              2000                1999                1998
                                                        -------------         -------------        -----------
Investment activity:
  Reinvested dividends..........................                --                   --                   --
  Mortality and expense risk charges (note 3) ..         $   (26,477)             (13,686)              (6,193)
                                                         -----------          -----------          -----------
    Net investment income.......................             (26,477)             (13,686)              (6,193)
                                                         -----------          -----------          -----------

  Proceeds from mutual funds shares sold .......          21,730,640           11,451,361            4,879,898
  Cost of mutual fund shares sold...............         (21,573,716)         (10,619,693)          (4,873,755)
                                                         -----------          -----------          -----------
    Realized gain (loss) on investments                      156,924              831,668                6,143
  Change in unrealized gain (loss)
    on investments..............................          (1,447,278)             489,466               66,492
                                                         -----------          -----------          -----------
    Net gain (loss) on investments..............          (1,290,354)           1,321,134               72,635
                                                         -----------          -----------          -----------
  Reinvested capital gains......................             359,529                 --                   --
                                                         -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......         $  (957,302)           1,307,448               66,442
                                                         ===========          ===========          ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                     WPTIntEq
                                                  ---------------------------------------------
                                                        2000           1999            1998
                                                  -------------  -------------   --------------
Investment activity:
Reinvested dividends ..........................   $     51,283         106,392          50,333
Mortality and expense risk charges (note 3) ...        (81,674)        (70,225)        (72,995)
                                                  ------------    ------------    ------------
  Net investment income .......................        (30,391)         36,167         (22,662)
                                                  ------------    ------------    ------------

Proceeds from mutual funds shares sold ........     11,655,731      19,261,615       9,538,799
Cost of mutual fund shares sold ...............    (11,306,949)    (18,047,381)     (9,941,358)
                                                  ------------    ------------    ------------
  Realized gain (loss) on investments .........        348,782       1,214,234        (402,559)
Change in unrealized gain (loss)
  on investments ..............................     (4,794,748)      3,271,039         929,287
                                                  ------------    ------------    ------------
  Net gain (loss) on investments ..............     (4,445,966)      4,485,273         526,728
                                                  ------------    ------------    ------------
Reinvested capital gains ......................      1,233,063            --              --
                                                  ------------    ------------    ------------
  Net increase (decrease) in contract owners'
    equity resulting from operations ........     $ (3,243,294)      4,521,440         504,066
                                                  ============    ============    ============




                                                                       WPTSmCoGr
                                                  ---------------------------------------------
                                                          2000            1999           1998
                                                  -------------   -------------  --------------
Investment activity:
Reinvested dividends ..........................           --              --              --
Mortality and expense risk charges (note 3) ...   $   (216,538)       (114,737)       (106,735)
                                                  ------------    ------------    ------------
  Net investment income .......................       (216,538)       (114,737)       (106,735)
                                                  ------------    ------------    ------------

Proceeds from mutual funds shares sold ........     42,618,463      12,560,036      11,652,539
Cost of mutual fund shares sold ...............    (37,312,904)    (11,995,881)    (11,657,359)
                                                  ------------    ------------    ------------
  Realized gain (loss) on investments .........      5,305,559         564,155          (4,820)
Change in unrealized gain (loss)
  on investments ..............................    (18,360,336)      8,391,845        (287,723)
                                                  ------------    ------------    ------------
  Net gain (loss) on investments ..............    (13,054,777)      8,956,000        (292,543)
                                                  ------------    ------------    ------------
Reinvested capital gains ......................      5,714,137         709,970            --
                                                  ------------    ------------    ------------
  Net increase (decrease) in contract owners'
    equity resulting from operations ........     $ (7,557,178)      9,551,233        (399,278)
                                                  ============    ============    ============




See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                   Total                                    ACVPBal
                                               -----------------------------------------    --------------------------------------
                                                    2000            1999         1998          2000          1999          1998
                                               -------------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ......................$    5,292,428     6,438,144     5,411,041        99,419        61,381        34,630
  Realized gain (loss) on investments ........    61,135,620    57,750,755    30,828,999       (85,566)      (51,696)       95,219
  Change in unrealized gain (loss)
    on investments ...........................  (263,179,099)   93,482,590    26,818,372      (306,371)     (209,153)       37,264
  Reinvested capital gains ...................   117,294,274    39,898,769    43,742,310        89,903       723,542       456,397
                                               ------------- -------------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..............   (79,456,777)  197,570,258   106,800,722      (202,615)      524,074       623,510
                                               ------------- -------------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................   120,946,341   155,876,754   213,764,519       657,944       765,352       617,960
  Transfers between funds ....................          --            --            --        (516,182)      (71,304)    1,045,491
  Surrenders .................................   (41,340,894)  (29,241,082)  (20,881,099)     (287,549)     (170,759)     (139,847)
  Death benefits (note 4) ....................    (2,753,264)   (5,189,106)   (1,636,729)       (2,238)       (3,696)      (12,665)
  Policy loans (net of repayments)
    (note 5) .................................   (18,700,994)  (16,840,767)  (15,272,227)      (90,905)     (109,266)      (97,880)
  Deductions for surrender charges
    (note 2d) ................................    (3,783,229)   (4,371,271)   (2,374,941)      (26,315)      (25,527)      (16,788)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ........................   (46,656,142)  (46,509,797)  (44,274,845)     (253,169)     (273,361)     (164,907)
  Asset charges (note 3):
    MSP contracts ............................      (600,986)     (560,395)     (433,211)       (5,232)       (4,829)       (2,706)
    LSFP contracts ...........................      (385,150)     (275,681)     (123,032)       (1,420)         (912)         (769)
                                               ------------- -------------    ----------    ----------    ----------    ----------
      Net equity transactions ................     6,725,682    52,888,655   128,768,435      (525,066)      105,698     1,227,889
                                               ------------- -------------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ............................    (72,731,095)  250,458,913   235,569,157      (727,681)      629,772     1,851,399
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................  1,144,615,392   894,156,479   658,587,322     6,192,631     5,562,859     3,711,460
                                               ------------- -------------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ................................. $1,071,884,297 1,144,615,392   894,156,479     5,464,950     6,192,631     5,562,859
                                              ============== =============    ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .............................   42,923,800    39,766,962    32,822,084       306,093       299,058       228,431
                                                  ---------- -------------    ----------    ----------    ----------    ----------
  Units purchased .............................    9,658,988    12,461,932    19,664,342        35,007        51,610        98,536
  Units redeemed ..............................   (8,398,585)   (9,305,094)  (12,719,464)      (60,935)      (44,575)      (27,909)
                                                  ---------- -------------    ----------    ----------    ----------    ----------
  Ending units ...............................    44,184,203    42,923,800    39,766,962       280,165       306,093       299,058
                                                  ========== =============    ==========    ==========    ==========    ==========


                                                                     ACVPCapAp
                                                  --------------------------------------
                                                      2000         1999            1998
                                                  ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ......................$     (225,875)     (108,580)      (82,384)
  Realized gain (loss) on investments ........     8,676,996       763,191      (727,084)
  Change in unrealized gain (loss)
    on investments ...........................    (7,733,755)    6,761,369       (95,403)
  Reinvested capital gains ...................       750,781          --         626,545
                                                  ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..............     1,468,147     7,415,980      (278,326)
                                                  ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................     2,321,398     1,955,940     2,567,119
  Transfers between funds ....................     6,725,158       261,755    (1,460,314)
  Surrenders .................................    (1,026,955)     (723,035)     (537,440)
  Death benefits (note 4) ....................       (20,053)      (23,318)       (1,791)
  Policy loans (net of repayments)
    (note 5) .................................      (635,720)     (241,323)     (208,014)
  Deductions for surrender charges
    (note 2d) ................................       (93,980)     (108,087)      (63,643)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ........................    (1,000,118)     (687,205)     (533,669)
  Asset charges (note 3):
    MSP contracts ............................       (12,135)       (3,806)       (5,721)
    LSFP contracts ...........................        (4,320)       (1,392)       (1,625)
                                                  ----------    ----------    ----------
      Net equity transactions ................     6,253,275       429,529      (245,098)
                                                  ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .............................     7,721,422     7,845,509      (523,424)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................    19,440,162    11,594,653    12,118,077
                                                  ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..................................   $27,161,584    19,440,162    11,594,653
                                                 ===========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .............................      851,973       825,873       825,721
                                                  ----------    ----------    ----------
  Units purchased .............................      379,881       175,114       217,853
  Units redeemed ..............................     (111,311)     (149,014)     (217,701)
                                                  ----------    ----------    ----------
  Ending units ................................    1,120,543       851,973       825,873
                                                  ==========    ==========    ==========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                    ACVPIncGr                               ACVPInt
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (7,281)      (26,446)         (297)     (160,634)     (123,973)      (51,730)
  Realized gain (loss) on investments .........      272,347       461,156        (6,256)    4,676,153     2,485,788       236,130
  Change in unrealized gain (loss)
    on investments ............................     (817,445)      247,602       131,508    (9,830,737)    6,850,984       538,699
  Reinvested capital gains ....................         --            --            --         478,387          --         498,647
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (552,379)      682,312       124,955    (4,836,831)    9,212,799     1,221,746
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      588,512       482,154       115,227     1,859,782     1,793,620     1,075,296
  Transfers between funds .....................       51,206     2,244,545     1,333,797     2,472,737     1,521,029     5,394,451
  Surrenders ..................................     (103,924)      (56,332)       (9,343)     (699,631)     (363,715)      (91,333)
  Death benefits (note 4) .....................      (25,723)         --              (1)      (56,581)      (15,489)      (11,988)
  Policy loans (net of repayments)
    (note 5) ..................................      (54,872)       49,802        (3,122)     (164,750)     (508,785)      (25,253)
  Deductions for surrender charges
    (note 2d) .................................       (9,510)       (8,421)         (970)      (64,025)      (54,372)       (7,357)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (149,381)     (109,013)      (14,226)     (777,200)     (578,192)     (371,602)
  Asset charges (note 3):
    MSP contracts .............................       (3,446)       (3,326)         (527)      (13,908)       (9,808)       (6,965)
    LSFP contracts ............................       (3,118)       (4,278)         (150)      (14,309)       (5,962)       (1,978)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................      289,744     2,595,131     1,420,685     2,542,115     1,778,326     5,953,271
                                                  ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................     (262,635)    3,277,443     1,545,640    (2,294,716)   10,991,125     7,175,017
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................    4,823,083     1,545,640          --      24,752,338    13,761,213     6,586,196
                                                  ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................   $4,560,448     4,823,083     1,545,640    22,457,622    24,752,338    13,761,213
                                                  ==========    ==========    ==========    ==========    ==========    ==========
CHANGES IN UNITS:
  Beginning units .............................      378,466       142,086          --         935,555       847,041       475,299
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      100,713       256,957       144,048       201,426       177,900       444,811
  Units redeemed ..............................      (75,269)      (20,577)       (1,962)     (109,345)      (89,386)      (73,069)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................      403,910       378,466       142,086     1,027,636       935,555       847,041
                                                  ==========    ==========    ==========    ==========    ==========    ==========
                                                                       ACVPValue
                                                    --------------------------------------
                                                       2000          1999            1998
                                                    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................          7,825         5,292        (5,760)
  Realized gain (loss) on investments .........        348,832       (14,581)      (93,558)
  Change in unrealized gain (loss)
    on investments ............................        414,821      (279,501)        7,367
  Reinvested capital gains ....................         89,531       249,026       169,984
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............        861,009       (39,764)       78,033
                                                    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        396,314       536,794       402,104
  Transfers between funds .....................      2,843,992       (10,220)      705,143
  Surrenders ..................................       (139,365)      (44,773)      (64,948)
  Death benefits (note 4) .....................           --         (18,972)           (2)
  Policy loans (net of repayments)
    (note 5) ..................................       (132,570)      (46,175)      (39,222)
  Deductions for surrender charges
    (note 2d) .................................        (12,754)       (6,693)       (5,005)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (122,278)     (138,847)      (76,187)
  Asset charges (note 3):
    MSP contracts .............................         (2,874)       (3,246)       (1,389)
    LSFP contracts ............................         (4,255)       (1,972)         (394)
                                                    ----------    ----------    ----------
      Net equity transactions .................      2,826,210       265,896       920,100
                                                    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      3,687,219       226,132       998,133
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      2,939,382     2,713,250     1,715,117
                                                    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................     $6,626,601     2,939,382     2,713,250
                                                    ==========    ==========    ==========
CHANGES IN UNITS:
  Beginning units .............................        225,895       205,278       135,221
                                                    ----------    ----------    ----------
  Units purchased .............................        242,795        49,493        95,366
  Units redeemed ..............................        (33,581)      (28,876)      (25,309)
                                                    ----------    ----------    ----------
  Ending units ................................        435,109       225,895       205,278
                                                    ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                 DrySRGr                                    DryStkIx
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999          1998
                                                 -----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................         $       118      (112,443)      (58,464)      213,640       346,881       332,459
  Realized gain (loss) on investments ..             721,982     1,789,441     1,461,663     4,081,939     5,075,012     7,162,506
  Change in unrealized gain (loss)
    on investments .....................          (3,257,761)    1,688,692       619,023    (16,940,040)  11,113,462     6,892,116
  Reinvested capital gains .............                --         646,972       429,304     1,618,261       920,361       156,109
                                                 -----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ........          (2,535,661)    4,012,662     2,451,526    (11,026,200)  17,455,716    14,543,190
                                                 -----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................           2,490,032     2,602,017     2,646,682    12,374,808    13,344,420     8,792,308
  Transfers between funds ..............           2,460,935     2,581,796     1,547,337    (5,097,368)   11,928,413    15,454,943
  Surrenders ...........................            (724,497)     (387,508)     (808,738)   (3,029,913)   (2,827,148)     (489,388)
  Death benefits (note 4) ..............             (47,303)      (31,507)       (3,645)     (407,101)     (157,295)     (395,851)
  Policy loans (net of repayments)
    (note 5) ...........................            (577,113)     (488,829)     (431,011)   (1,621,944)   (1,610,756)     (500,204)
  Deductions for surrender charges
    (note 2d) ..........................             (66,301)      (57,929)     (101,807)     (277,277)     (422,632)      (44,357)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................          (1,048,030)     (879,312)     (448,348)   (4,198,947)   (4,097,507)   (2,263,707)
  Asset charges (note 3):
    MSP contracts ......................              (9,779)       (7,129)       (5,343)      (52,991)      (54,699)      (35,299)
    LSFP contracts .....................              (7,247)       (5,332)       (1,518)      (60,980)      (48,577)      (10,025)
                                                 -----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions ..........           2,470,697     3,326,267     2,393,609    (2,371,713)   16,054,219    20,508,420
                                                 -----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity .......................             (64,964)    7,338,929     4,845,135    (13,397,913)  33,509,935    35,051,610
Contract owners' equity beginning
  of period ............................          19,399,304    12,060,375     7,215,240    112,551,441   79,041,506    43,989,896
                                                 -----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period ............................         $19,334,340    19,399,304    12,060,375    99,153,528    112,551,441   79,041,506
                                                 ===========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units ......................             556,165       446,957       340,755     3,543,874     2,959,968     2,067,906
                                                 -----------    ----------    ----------    ----------    ----------    ----------
  Units purchased ......................             149,111       173,727       166,034       448,057       907,973     1,147,227
  Units redeemed .......................             (75,419)      (64,519)      (59,832)     (531,576)     (324,067)     (255,165)
                                                 -----------    ----------    ----------    ----------    ----------    ----------
  Ending units .........................             629,857       556,165       446,957     3,460,355     3,543,874     2,959,968
                                                 ===========    ==========    ==========    ==========    ==========    ==========

                                                                 DryEuroEq
                                                   --------------------------------------
                                                      2000          1999            1998
                                                   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................           $     (293)         --           --
  Realized gain (loss) on investments ..               (6,913)         --           --
  Change in unrealized gain (loss)
    on investments .....................                1,517          --           --
  Reinvested capital gains .............                1,253          --           --
                                                   ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ........               (4,436)         --           --
                                                   ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................                5,122          --           --
  Transfers between funds ..............              113,027          --           --
  Surrenders ...........................                 --            --           --
  Death benefits (note 4) ..............                 --            --           --
  Policy loans (net of repayments)
    (note 5) ...........................                    2          --           --
  Deductions for surrender charges
    (note 2d) ..........................                 --            --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................               (2,481)         --           --
  Asset charges (note 3):
    MSP contracts ......................                  (27)         --           --
    LSFP contracts .....................                   (6)         --           --
                                                   ----------    ----------   ----------
      Net equity transactions ..........              115,637          --           --
                                                   ----------    ----------   ----------

Net change in contract
  owners' equity .......................              111,201          --           --
Contract owners' equity beginning
  of period ............................                 --            --           --
                                                   ----------    ----------   ----------
Contract owners' equity end
  of period ............................           $  111,201          --           --
                                                   ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units ......................                 --            --           --
                                                   ----------    ----------   ----------
  Units purchased ......................               12,230          --           --
  Units redeemed .......................                 (273)         --           --
                                                   ----------    ----------   ----------
  Ending units .........................               11,957          --           --
                                                   ==========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  DryVApp                                     DryVGrInc
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $  (10,494)      (13,667)       (2,278)       (1,576)          558         2,926
  Realized gain (loss) on investments .........      206,665       415,445       652,731        67,580        74,977        31,398
  Change in unrealized gain (loss)
    on investments ............................     (365,322)      269,060       173,020      (314,432)      230,049       115,375
  Reinvested capital gains ....................       80,911        29,215         1,151       113,207        87,323        29,897
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      (88,240)      700,053       824,624      (135,221)      392,907       179,596
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      980,051     1,147,358       502,552       350,148       430,878     1,960,370
  Transfers between funds .....................   (1,176,921)    2,166,937     3,058,005       289,849        18,919       533,213
  Surrenders ..................................      101,300      (296,009)      (44,456)      (36,572)      (34,300)     (701,730)
  Death benefits (note 4) .....................       (8,995)      (13,006)           (4)         --         (18,064)           (2)
  Policy loans (net of repayments)
    (note 5) ..................................     (150,408)     (134,352)      (18,317)      (40,935)      (18,736)     (801,908)
  Deductions for surrender charges
    (note 2d) .................................        9,270       (44,251)       (5,020)       (3,347)       (5,128)      (90,325)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (296,841)     (299,558)      (77,478)     (130,262)     (129,582)      (66,760)
  Asset charges (note 3):
    MSP contracts .............................       (2,821)       (3,070)       (1,883)       (3,923)       (3,346)       (1,044)
    LSFP contracts ............................       (5,196)       (2,988)         (535)       (2,236)       (1,645)         (297)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................     (550,561)    2,521,061     3,412,864       422,722       238,996       831,517
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................     (638,801)    3,221,114     4,237,488       287,501       631,903     1,011,113
Contract owners' equity beginning
  of period ...................................    7,890,198     4,669,084       431,596     2,845,869     2,213,966     1,202,853
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................   $7,251,397     7,890,198     4,669,084     3,133,370     2,845,869     2,213,966
                                                  ==========    ==========    ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .............................      540,642       353,868        42,264       191,266       172,937       104,366
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      100,075       246,230       334,723        44,176        59,773        85,459
  Units redeemed ..............................     (137,248)      (59,456)      (23,119)      (15,119)      (41,444)      (16,888)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................      503,469       540,642       353,868       220,323       191,266       172,937
                                                  ==========    ==========    ==========    ==========    ==========    ==========


                                                                     FidVEqIn
                                                    --------------------------------------
                                                        2000         1999          1998
                                                    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................    $   764,744       519,590       382,966
  Realized gain (loss) on investments .........      4,331,220     6,406,550     2,246,297
  Change in unrealized gain (loss)
    on investments ............................     (5,231,085)   (5,267,170)    1,497,328
  Reinvested capital gains ....................      5,255,479     2,726,961     3,551,403
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      5,120,358     4,385,931     7,677,994
                                                    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      8,138,570    10,203,955    10,207,531
  Transfers between funds .....................     (10,789,250)  (3,247,107)    2,383,113
  Surrenders ..................................     (3,122,051)   (2,431,139)     (904,020)
  Death benefits (note 4) .....................       (189,944)     (137,938)      (80,375)
  Policy loans (net of repayments)
    (note 5) ..................................     (1,035,827)   (1,117,875)     (597,978)
  Deductions for surrender charges
    (note 2d) .................................       (285,708)     (363,433)      (83,892)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (3,073,309)   (3,725,075)   (4,711,838)
  Asset charges (note 3):
    MSP contracts .............................        (38,789)      (46,610)      (42,703)
    LSFP contracts ............................        (19,695)      (17,059)      (12,127)
                                                    ----------    ----------    ----------
      Net equity transactions .................     (10,416,003)    (882,281)    6,157,711
                                                    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................     (5,295,645)    3,503,650    13,835,705
Contract owners' equity beginning
  of period ...................................     87,067,928    83,564,278    69,728,573
                                                    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................    $81,772,283    87,067,928    83,564,278
                                                    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .............................      2,594,139     2,614,531     2,365,945
                                                    ----------    ----------    ----------
  Units purchased .............................        259,043       349,328       567,736
  Units redeemed ..............................       (576,976)     (369,720)     (319,150)
                                                    ----------    ----------    ----------
  Ending units ................................      2,276,206     2,594,139     2,614,531
                                                    ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                 FidVGr                                    FidVHiIn
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .....................   $ (1,241,653)     (929,897)     (361,521)    1,524,797     2,372,262     1,719,115
  Realized gain (loss) on investments .......      3,612,827    15,710,494     9,569,800      (934,993)   (2,878,622)     (566,114)
  Change in unrealized gain (loss)
    on investments ..........................    (42,932,678)   17,198,414    10,952,975    (6,237,391)    2,437,032    (3,958,695)
  Reinvested capital gains ..................     19,550,081    13,551,946    10,413,177          --          96,078     1,226,822
                                                ------------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............    (21,011,423)   45,530,957    30,574,431    (5,647,587)    2,026,750    (1,578,872)
                                                ------------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................     15,063,048    15,418,413    11,800,595     2,816,915     3,767,754     5,333,328
  Transfers between funds ...................      2,949,689    13,284,488     6,611,922    (2,585,935)   (4,726,508)    1,830,834
  Surrenders ................................     (5,630,898)   (3,962,266)   (1,541,170)   (1,009,915)     (711,931)     (481,342)
  Death benefits (note 4) ...................       (464,693)     (299,356)      (54,733)     (215,967)      (83,542)       (9,509)
  Policy loans (net of repayments)
    (note 5) ................................     (3,566,377)   (3,173,351)     (593,726)      (36,510)     (257,597)     (379,699)
  Deductions for surrender charges
    (note 2d) ...............................       (515,300)     (592,322)     (161,482)      (92,420)     (106,427)      (54,547)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................     (6,864,591)   (6,220,078)   (4,387,847)     (982,080)   (1,219,918)   (2,449,174)
  Asset charges (note 3):
    MSP contracts ...........................        (69,249)      (50,059)      (52,749)      (22,334)      (29,175)      (14,696)
    LSFP contracts ..........................        (34,365)      (23,234)      (14,980)       (7,947)       (7,937)       (4,173)
                                                ------------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions ...............        867,264    14,382,235    11,605,830    (2,136,193)   (3,375,281)    3,771,022
                                                ------------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity ............................    (20,144,159)   59,913,192    42,180,261    (7,783,780)   (1,348,531)    2,192,150
Contract owners' equity beginning
  of period .................................    177,055,951    117,142,759   74,962,498    26,005,933    27,354,464    25,162,314
                                                ------------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period .................................   $156,911,792    177,055,951   117,142,759   18,222,153    26,005,933    27,354,464
                                                ============    ==========    ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ...........................      3,435,387     3,041,033     2,626,715     1,081,513     1,213,502       995,908
                                                ------------    ----------    ----------    ----------    ----------    ----------
  Units purchased ...........................        378,450       730,961       739,051       140,914       174,332       371,192
  Units redeemed ............................       (351,091)     (336,607)     (324,733)     (249,998)     (306,321)     (153,598)
                                                ------------    ----------    ----------    ----------    ----------    ----------
  Ending units .............................       3,462,746     3,435,387     3,041,033       972,429     1,081,513     1,213,502
                                                ============    ==========    ==========    ==========    ==========    ==========

                                                                  FidVOvSe
                                                 --------------------------------------
                                                     2000         1999          1998
                                                 ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .....................   $   194,518       132,290       204,921
  Realized gain (loss) on investments .......     1,273,207     2,116,216     1,096,462
  Change in unrealized gain (loss)
    on investments ..........................    (10,130,820)   6,394,423         2,343
  Reinvested capital gains ..................     2,677,139       535,780     1,098,564
                                                 ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............    (5,985,956)    9,178,709     2,402,290
                                                 ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................     2,338,549     2,603,811     3,170,855
  Transfers between funds ...................      (191,092)   (1,140,865)     (323,986)
  Surrenders ................................    (1,476,671)     (511,027)     (367,369)
  Death benefits (note 4) ...................       (31,249)      (42,803)      (33,198)
  Policy loans (net of repayments)
    (note 5) ................................      (709,130)     (436,230)     (393,533)
  Deductions for surrender charges
    (note 2d) ...............................      (135,135)      (76,394)      (41,687)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................      (931,867)     (936,056)   (1,268,155)
  Asset charges (note 3):
    MSP contracts ...........................        (9,547)       (9,310)      (11,653)
    LSFP contracts ..........................        (8,001)       (4,398)       (3,309)
                                                 ----------    ----------    ----------
      Net equity transactions ...............    (1,154,143)     (553,272)      727,965
                                                 ----------    ----------    ----------

Net change in contract
  owners' equity ............................    (7,140,099)    8,625,437     3,130,255
Contract owners' equity beginning
  of period .................................    30,848,846    22,223,409    19,093,154
                                                 ----------    ----------    ----------
Contract owners' equity end
  of period .................................   $23,708,747    30,848,846    22,223,409
                                                 ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ...........................     1,202,196     1,218,999     1,163,140
                                                 ----------    ----------    ----------
  Units purchased ...........................       139,166       165,048       239,485
  Units redeemed ............................      (194,788)     (181,851)     (183,626)
                                                 ----------    ----------    ----------
  Ending units ..............................     1,146,574     1,202,196     1,218,999
                                                 ==========    ==========    ==========







                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  FidVAM                                    FidVCon
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................  $   764,144       769,711       655,770      (277,542)     (198,905)     (107,283)
  Realized gain (loss) on investments .........      743,891     1,015,529       606,007     1,601,999     8,607,593     1,751,667
  Change in unrealized gain (loss)
    on investments ............................   (5,439,784)       26,818        28,492    (15,273,672)   2,632,252     6,821,820
  Reinvested capital gains ....................    2,429,670     1,317,530     2,684,931     8,862,945     1,916,516     1,537,336
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............   (1,502,079)    3,129,588     3,975,200    (5,086,270)   12,957,456    10,003,540
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................    2,378,371     2,909,351     2,483,246     7,336,354     8,483,644     7,814,633
  Transfers between funds .....................   (1,984,742)   (2,311,042)      115,769    (2,948,975)    5,291,011     7,442,220
  Surrenders ..................................     (944,977)     (832,733)   (1,327,378)   (2,212,824)   (1,395,137)   (1,418,496)
  Death benefits (note 4) .....................      (13,747)      (42,640)      (17,947)      (73,090)     (199,019)     (122,001)
  Policy loans (net of repayments)
    (note 5) ..................................     (368,885)     (659,859)     (195,419)   (1,259,765)     (834,500)   (1,095,851)
  Deductions for surrender charges
    (note 2d) .................................      (86,478)     (124,486)     (149,118)     (202,502)     (208,560)     (175,050)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................   (1,085,359)   (1,199,744)     (874,287)   (2,638,799)   (2,643,787)   (1,378,370)
  Asset charges (note 3):
    MSP contracts .............................      (11,244)      (11,668)      (16,611)      (38,581)      (36,244)      (21,960)
    LSFP contracts ............................       (3,046)       (2,332)       (4,717)      (23,285)      (18,084)       (6,237)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................   (2,120,107)   (2,275,153)       13,538    (2,061,467)    8,439,324    11,038,888
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................   (3,622,186)      854,435     3,988,738    (7,147,737)   21,396,780    21,042,428
Contract owners' equity beginning
  of period ...................................   33,107,722    32,253,287    28,264,549    71,247,015    49,850,235    28,807,807
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................  $29,485,536    33,107,722    32,253,287    64,099,278    71,247,015    49,850,235
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................    1,229,226     1,312,905     1,299,236     2,777,590     2,397,557     1,779,871
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      102,304       133,092       205,167       337,798       636,459       831,534
  Units redeemed ..............................     (180,893)     (216,771)     (191,498)     (417,655)     (256,426)     (213,848)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................    1,150,637     1,229,226     1,312,905     2,697,733     2,777,590     2,397,557
                                                  ==========    ==========    ==========    ==========    ==========    ==========



                                                                   FidVGrOp
                                                    --------------------------------------
                                                        2000         1999          1998
                                                    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................         36,283        11,876       (15,546)
  Realized gain (loss) on investments .........       (263,449)      453,860       226,190
  Change in unrealized gain (loss)
    on investments ............................     (1,250,959)     (343,328)      577,416
  Reinvested capital gains ....................        391,834       110,237        70,230
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (1,086,291)      232,645       858,290
                                                    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        917,497     1,132,717     3,299,608
  Transfers between funds .....................       (800,042)       12,561     3,732,648
  Surrenders ..................................       (161,720)     (135,968)   (1,598,688)
  Death benefits (note 4) .....................        (20,814)      (53,293)       (9,225)
  Policy loans (net of repayments)
    (note 5) ..................................        (58,980)      (44,200)   (1,157,827)
  Deductions for surrender charges
    (note 2d) .................................        (14,800)      (20,326)     (205,666)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (280,822)     (320,411)     (136,692)
  Asset charges (note 3):
    MSP contracts .............................         (3,949)       (5,191)       (2,482)
    LSFP contracts ............................         (3,318)       (2,905)         (705)
                                                    ----------    ----------    ----------
      Net equity transactions .................       (426,948)      562,984     3,920,971
                                                    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................     (1,513,239)      795,629     4,779,261
Contract owners' equity beginning
  of period ...................................      6,683,909     5,888,280     1,109,019
                                                    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................    $ 5,170,670     6,683,909     5,888,280
                                                    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        475,926       434,495       101,228
                                                    ----------    ----------    ----------
  Units purchased .............................         80,319       135,244       383,242
  Units redeemed ..............................       (109,332)      (93,813)      (49,975)
                                                    ----------    ----------    ----------
  Ending units ................................        446,913       475,926       434,495
                                                    ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                   NSATEmMGM                              NSATGTecGM
                                                  --------------------------------------  -------------------------------------
                                                     2000          1999          1998        2000          1999          1998
                                                  ----------    ----------   ----------   ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$         (21)         --           --           (918)         --           --
  Realized gain (loss) on investments .........       (1,147)         --           --         (5,935)         --           --
  Change in unrealized gain (loss)
    on investments ............................         (711)         --           --       (233,078)         --           --
  Reinvested capital gains ....................         --            --           --          8,554          --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............       (1,879)         --           --       (231,377)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          541          --           --         13,606          --           --
  Transfers between funds .....................       10,816          --           --        634,363          --           --
  Surrenders ..................................         --            --           --           --            --           --
  Death benefits (note 4) .....................         --            --           --           --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................         --            --           --           (641)         --           --
  Deductions for surrender charges
    (note 2d) .................................         --            --           --           --            --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................         (235)         --           --         (9,740)         --           --
  Asset charges (note 3):
    MSP contracts .............................         --            --           --            (34)         --           --
    LSFP contracts ............................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
      Net equity transactions .................       11,122          --           --        637,554          --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................        9,243          --           --        406,177          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$       9,243          --           --        406,177          --           --
                                                  ==========    ==========   ==========   ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
  Units purchased .............................        1,081          --           --         68,793          --           --
  Units redeemed ..............................          (18)         --           --         (1,147)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
  Ending units ................................        1,063          --           --         67,646          --           --
                                                  ==========    ==========   ==========   ==========    ==========   ==========

                                                                   NSATIntGGM
                                                     ------------------------------------
                                                        2000         1999          1998
                                                    ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$           (14)         --           --
  Realized gain (loss) on investments .........           (233)         --           --
  Change in unrealized gain (loss)
    on investments ............................           (168)         --           --
  Reinvested capital gains ....................           --            --           --
                                                    ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............           (415)         --           --
                                                    ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................              2          --           --
  Transfers between funds .....................          4,696          --           --
  Surrenders ..................................           --            --           --
  Death benefits (note 4) .....................           --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................             (1)         --           --
  Deductions for surrender charges
    (note 2d) .................................           --            --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................           (100)         --           --
  Asset charges (note 3):
    MSP contracts .............................           --            --           --
    LSFP contracts ............................           --            --           --
                                                    ----------    ----------   ----------
      Net equity transactions .................          4,597          --           --
                                                    ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................$         4,182          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................           --            --           --
                                                    ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................          4,182          --           --
                                                    ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................           --            --           --
                                                    ----------    ----------   ----------
  Units purchased .............................            464          --           --
  Units redeemed ..............................            (11)         --           --
                                                    ----------    ----------   ----------
  Ending units ................................            453          --           --
                                                    ==========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  JanACapApS                             JanAGlTchS
                                                  --------------------------------------  --------------------------------------
                                                     2000          1999          1998        2000          1999          1998
                                                  ----------    ----------   ----------   ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$       9,106          --           --          4,424          --           --
  Realized gain (loss) on investments .........      (67,632)         --           --         13,176          --           --
  Change in unrealized gain (loss)
    on investments ............................     (509,550)         --           --     (1,148,444)         --           --
  Reinvested capital gains ....................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (568,076)         --           --     (1,130,844)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      163,374          --           --        200,047          --           --
  Transfers between funds .....................    3,483,176          --           --      3,477,054          --           --
  Surrenders ..................................      (18,995)         --           --        (16,070)         --           --
  Death benefits (note 4) .....................         --            --           --           --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................      (36,245)         --           --        (15,097)         --           --
  Deductions for surrender charges
    (note 2d) .................................       (1,738)         --           --         (1,471)         --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (66,641)         --           --        (59,588)         --           --
  Asset charges (note 3):
    MSP contracts .............................       (1,552)         --           --         (1,521)         --           --
    LSFP contracts ............................         (436)         --           --           (407)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
      Net equity transactions .................    3,520,943          --           --      3,582,947          --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................    2,952,867          --           --      2,452,103          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$   2,952,867          --           --      2,452,103          --           --
                                                  ==========    ==========   ==========   ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
  Units purchased .............................      387,744          --           --        375,042          --           --
  Units redeemed ..............................      (13,774)         --           --        (11,485)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
  Ending units ................................      373,970          --           --        363,557          --           --
                                                  ==========    ==========   ==========   ==========    ==========   ==========

                                                                JanAIntGrS
                                                  -------------------------------------
                                                     2000         1999          1998
                                                  ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      59,459          --           --
  Realized gain (loss) on investments .........     (181,333)         --           --
  Change in unrealized gain (loss)
    on investments ............................     (349,293)         --           --
  Reinvested capital gains ....................         --            --           --
                                                  ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (471,167)         --           --
                                                  ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      121,443          --           --
  Transfers between funds .....................    2,598,237          --           --
  Surrenders ..................................      (16,540)         --           --
  Death benefits (note 4) .....................         --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................      (11,714)         --           --
  Deductions for surrender charges
    (note 2d) .................................       (1,514)         --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (34,493)         --           --
  Asset charges (note 3):
    MSP contracts .............................       (1,038)         --           --
    LSFP contracts ............................         (146)         --           --
                                                  ----------    ----------   ----------
      Net equity transactions .................    2,654,235          --           --
                                                  ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................    2,183,068          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --
                                                  ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................   $2,183,068          --           --
                                                  ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --
                                                  ----------    ----------   ----------
  Units purchased .............................      284,504          --           --
  Units redeemed ..............................       (8,421)         --           --
                                                  ----------    ----------   ----------
  Ending units ................................      276,083          --           --
                                                  ==========    ==========   ==========


NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  NSATCapAp                                NSATGvtBd
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$    (197,752)      (45,147)      (11,980)      593,146       665,371       524,626
  Realized gain (loss) on investments .........      (44,470)    1,545,323     3,583,237      (132,300)     (851,332)      405,188
  Change in unrealized gain (loss)
    on investments ............................  (16,033,473)   (2,937,651)    2,897,785       822,785      (301,600)     (159,490)
  Reinvested capital gains ....................    6,018,129     2,820,485     1,139,693          --          25,753        67,018
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............  (10,257,566)    1,383,010     7,608,735     1,283,631      (461,808)      837,342
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................    5,307,598     6,414,922     4,921,929       943,979       755,607     1,866,413
  Transfers between funds .....................   (7,322,445)     (902,464)    9,212,515    (1,337,392)      381,498     3,757,206
  Surrenders ..................................   (1,101,685)   (1,464,698)     (339,981)     (403,544)     (310,304)     (140,551)
  Death benefits (note 4) .....................      (67,374)      (26,646)      (12,217)       (5,619)       (3,017)      (50,211)
  Policy loans (net of repayments)
    (note 5) ..................................     (651,768)     (839,186)     (247,383)     (161,143)     (495,291)     (220,482)
  Deductions for surrender charges
    (note 2d) .................................     (100,818)     (218,959)      (30,979)      (36,929)      (46,387)      (15,200)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................   (1,990,000)   (2,416,248)   (1,558,711)     (631,603)     (500,735)     (989,812)
  Asset charges (note 3):
    MSP contracts .............................      (20,853)      (26,238)      (17,928)       (9,707)      (13,045)       (7,727)
    LSFP contracts ............................      (15,363)      (15,764)       (5,092)       (4,392)       (2,382)       (2,195)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................   (5,962,708)      504,719    11,922,153    (1,646,350)     (234,056)    4,197,441
                                                  ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................  (16,220,274)    1,887,729    19,530,888      (362,719)     (695,864)    5,034,783
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................   43,171,073    41,283,344    21,752,456    13,361,909    14,057,773     9,022,990
                                                  ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$  26,950,799    43,171,073    41,283,344    12,999,190    13,361,909    14,057,773
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................    1,403,197     1,381,944       921,237       791,927       790,689       533,745
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      187,771       272,423       596,887        74,451       135,050       337,324
  Units redeemed ..............................     (389,578)     (251,170)     (136,180)     (169,431)     (133,812)      (80,380)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................    1,201,390     1,403,197     1,381,944       696,947       791,927       790,689
                                                  ==========    ==========    ==========    ==========    ==========    ==========



                                                                 NSATMCpSTR
                                                  --------------------------------------
                                                      2000         1999          1998
                                                  ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      (2,791)         --           --
  Realized gain (loss) on investments .........      (87,965)         --           --
  Change in unrealized gain (loss)
    on investments ............................     (109,003)         --           --
  Reinvested capital gains ....................       14,918          --           --
                                                  ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (184,841)         --           --
                                                  ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       52,824          --           --
  Transfers between funds .....................      989,506          --           --
  Surrenders ..................................       (1,135)         --           --
  Death benefits (note 4) .....................         --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................      (20,424)         --           --
  Deductions for surrender charges
    (note 2d) .................................         (104)         --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (14,396)         --           --
  Asset charges (note 3):
    MSP contracts .............................         (656)         --           --
    LSFP contracts ............................          (36)         --           --
                                                  ----------    ----------   ----------
      Net equity transactions .................    1,005,579          --           --
                                                  ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      820,738          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --
                                                  ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$     820,738          --           --
                                                  ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --
                                                  ----------    ----------   ----------
  Units purchased .............................      105,044          --           --
  Units redeemed ..............................       (3,870)         --           --
                                                  ----------    ----------   ----------
  Ending units ................................      101,174          --           --
                                                  ==========    ==========   ==========






                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                               NSATMCIxDR                                 NSATMMkt
                                                  -------------------------------------   --------------------------------------
                                                     2000          1999         1998         2000          1999          1998
                                                  ----------    ----------   ----------   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$         819          --           --      2,643,745     2,192,750     2,102,319
  Realized gain (loss) on investments .........       17,525          --           --           --            --            --
  Change in unrealized gain (loss)
    on investments ............................      (68,941)         --           --           --            --            --
  Reinvested capital gains ....................       59,565          --           --           --            --            --
                                                  ----------    ----------   ----------   ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............        8,968          --           --      2,643,745     2,192,750     2,102,319
                                                  ----------    ----------   ----------   ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       32,770          --           --      9,251,495    33,970,462    87,844,599
  Transfers between funds .....................    1,786,882          --           --     (7,781,365)  (20,060,327)  (81,357,019)
  Surrenders ..................................       (2,384)         --           --     (3,720,656)   (2,949,962)   (1,151,432)
  Death benefits (note 4) .....................         --            --           --        (45,052)   (1,748,315)       (5,841)
  Policy loans (net of repayments)
    (note 5) ..................................       (7,462)         --           --        335,834       257,119      (233,125)
  Deductions for surrender charges
    (note 2d) .................................         (218)         --           --       (340,488)     (440,992)     (117,086)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (19,481)         --           --     (1,615,471)   (2,710,844)   (3,968,229)
  Asset charges (note 3):
    MSP contracts .............................         (199)         --           --        (45,443)      (55,122)      (28,816)
    LSFP contracts ............................          (87)         --           --        (27,847)      (32,642)       (8,184)
                                                  ----------    ----------   ----------   ----------    ----------    ----------
      Net equity transactions .................    1,789,821          --           --     (3,988,993)    6,229,377       974,867
                                                  ----------    ----------   ----------   ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................    1,798,789          --           --     (1,345,248)    8,422,127     3,077,186
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --     55,937,112    47,514,985    44,437,799
                                                  ----------    ----------   ----------   ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$   1,798,789          --           --     54,591,864    55,937,112    47,514,985
                                                  ==========    ==========   ==========   ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --      4,122,003     3,682,600     3,564,656
                                                  ----------    ----------   ----------   ----------    ----------    ----------
  Units purchased .............................      174,796          --           --        935,006     3,648,845     7,770,157
  Units redeemed ..............................       (2,903)         --           --     (1,227,483)   (3,209,442)   (7,652,213)
                                                  ----------    ----------   ----------   ----------    ----------    ----------
  Ending units ................................      171,893          --           --      3,829,526     4,122,003     3,682,600
                                                  ==========    ==========   ==========   ==========    ==========    ==========

                                                                NSATMBdMAS
                                                 -------------------------------------
                                                     2000         1999          1998
                                                 ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      3,488          --           --
  Realized gain (loss) on investments .........        (786)         --           --
  Change in unrealized gain (loss)
    on investments ............................         457          --           --
  Reinvested capital gains ....................        --            --           --
                                                 ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............       3,159          --           --
                                                 ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       2,289          --           --
  Transfers between funds .....................      82,990          --           --
  Surrenders ..................................        --            --           --
  Death benefits (note 4) .....................        --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................        (190)         --           --
  Deductions for surrender charges
    (note 2d) .................................        --            --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (1,041)         --           --
  Asset charges (note 3):
    MSP contracts .............................        (115)         --           --
    LSFP contracts ............................          (4)         --           --
                                                 ----------    ----------   ----------
      Net equity transactions .................      83,929          --           --
                                                 ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      87,088          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        --            --           --
                                                 ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$     87,088          --           --
                                                 ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................        --            --           --
                                                 ----------    ----------   ----------
  Units purchased .............................       8,485          --           --
  Units redeemed ..............................        (152)         --           --
                                                 ----------    ----------   ----------
  Ending units ................................       8,333          --           --
                                                 ==========    ==========   ==========


NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                NSATSmCapG                                 NSATSmCapV
                                                  --------------------------------------  --------------------------------------
                                                     2000          1999          1998         2000         1999          1998
                                                  ----------    ----------   ----------   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      (2,514)         --           --        (51,635)      (12,857)       (3,508)
  Realized gain (loss) on investments .........      (74,213)         --           --        163,206       435,390        59,716
  Change in unrealized gain (loss)
    on investments ............................     (167,853)         --           --     (1,082,758)     (178,227)       31,642
  Reinvested capital gains ....................        2,683          --           --      1,418,043       463,979          --
                                                  ----------    ----------   ----------   ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (241,897)         --           --        446,856       708,285        87,850
                                                  ----------    ----------   ----------   ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       34,629          --           --        441,523       205,584       495,836
  Transfers between funds .....................      992,140          --           --      4,096,956     1,364,159       742,114
  Surrenders ..................................       (8,200)         --           --       (460,458)       (9,301)     (342,834)
  Death benefits (note 4) .....................         --            --           --         (1,053)         --              (1)
  Policy loans (net of repayments)
    (note 5) ..................................         (923)         --           --        (43,917)      (17,764)      (92,219)
  Deductions for surrender charges
    (note 2d) .................................         (750)         --           --        (42,138)       (1,390)      (44,169)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (14,507)         --           --       (151,631)      (60,914)       (5,642)
  Asset charges (note 3):
    MSP contracts .............................         (255)         --           --         (2,859)       (3,844)         (244)
    LSFP contracts ............................           (8)         --           --         (7,330)       (2,270)          (69)
                                                  ----------    ----------   ----------   ----------    ----------    ----------
      Net equity transactions .................    1,002,126          --           --      3,829,093     1,474,260       752,772
                                                  ----------    ----------   ----------   ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      760,229          --           --      4,275,949     2,182,545       840,622
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --      3,023,167       840,622          --
                                                  ----------    ----------   ----------   ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$     760,229          --           --      7,299,116     3,023,167       840,622
                                                  ==========    ==========   ==========   ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --        277,593        98,226          --
                                                  ----------    ----------   ----------   ----------    ----------    ----------
  Units purchased .............................       96,894          --           --        411,148       195,544       103,305
  Units redeemed ..............................       (2,781)         --           --        (78,003)      (16,177)       (5,079)
                                                  ----------    ----------   ----------   ----------    ----------    ----------
  Ending units ................................       94,113          --           --        610,738       277,593        98,226
                                                  ==========    ==========   ==========   ==========    ==========    ==========

                                                                   NSATSmCo
                                                    --------------------------------------
                                                       2000         1999          1998
                                                    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      (212,417)     (133,984)     (115,584)
  Realized gain (loss) on investments .........      9,053,628       322,338      (835,389)
  Change in unrealized gain (loss)
    on investments ............................     (12,312,627)   6,521,648     1,062,670
  Reinvested capital gains ....................      5,338,437     1,017,362          --
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      1,867,021     7,727,364       111,697
                                                    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      2,677,792     3,047,229     2,534,601
  Transfers between funds .....................      2,990,395       108,189     2,008,259
  Surrenders ..................................       (609,371)     (506,958)     (175,480)
  Death benefits (note 4) .....................       (168,776)      (58,447)      (24,329)
  Policy loans (net of repayments)
    (note 5) ..................................       (467,147)     (304,105)     (112,094)
  Deductions for surrender charges
    (note 2d) .................................        (55,765)      (75,786)      (19,078)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (1,160,409)   (1,042,927)     (497,764)
  Asset charges (note 3):
    MSP contracts .............................        (21,930)      (14,377)       (8,027)
    LSFP contracts ............................        (16,087)       (6,706)       (2,279)
                                                    ----------    ----------    ----------
      Net equity transactions .................      3,168,702     1,146,112     3,703,809
                                                    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      5,035,723     8,873,476     3,815,506
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     26,368,753    17,495,277    13,679,771
                                                    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$    31,404,476    26,368,753    17,495,277
                                                    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................      1,185,688     1,118,367       868,843
                                                    ----------    ----------    ----------
  Units purchased .............................        234,167       222,497       385,824
  Units redeemed ..............................       (113,594)     (155,176)     (136,300)
                                                    ----------    ----------    ----------
  Ending units ................................      1,306,261     1,185,688     1,118,367
                                                    ==========    ==========    ==========





                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  NSATTotRtn                                 NBAMTGro
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$    (124,674)     (110,908)      250,396      (326,947)     (183,268)     (153,887)
  Realized gain (loss) on investments .........    4,343,276     2,886,861     6,850,892     9,694,143     2,237,185    (1,757,697)
  Change in unrealized gain (loss)
    on investments ............................  (40,766,537)     (615,625)    2,647,189   (18,572,555)    7,073,105       273,491
  Reinvested capital gains ....................   33,726,301     3,857,973     3,859,922     3,211,533     1,124,154     4,778,935
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............   (2,821,634)    6,018,301    13,608,399    (5,993,826)   10,251,176     3,140,842
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................   12,173,163    14,477,695    18,994,728     3,061,931     2,741,841     3,124,257
  Transfers between funds .....................   (9,625,991)   (3,544,992)    6,079,393     9,518,532    (2,585,171)    3,739,437
  Surrenders ..................................   (3,857,717)   (2,714,451)   (1,330,528)   (1,565,105)     (733,093)   (1,015,843)
  Death benefits (note 4) .....................     (355,642)     (233,861)     (120,757)      (35,426)   (1,410,172)      (13,565)
  Policy loans (net of repayments)
    (note 5) ..................................   (2,458,440)   (2,351,544)     (809,785)     (903,203)     (530,684)   (1,132,396)
  Deductions for surrender charges
    (note 2d) .................................     (353,031)     (405,785)     (122,860)     (143,228)     (109,591)     (120,721)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................   (5,594,595)   (6,266,041)   (11,763,303)  (1,638,100)   (1,049,294)     (741,732)
  Asset charges (note 3):
    MSP contracts .............................      (42,471)      (46,751)      (46,769)      (20,766)       (9,624)      (10,686)
    LSFP contracts ............................      (21,288)      (17,691)      (13,282)      (11,928)       (4,427)       (3,035)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................  (10,136,012)   (1,103,421)   10,866,837     8,262,707    (3,690,215)    3,825,716
                                                  ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................  (12,957,646)    4,914,880    24,475,236     2,268,881     6,560,961     6,966,558
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................  104,030,242    99,115,362    74,640,126    31,072,683    24,511,722    17,545,164
                                                  ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$  91,072,596    104,030,242   99,115,362    33,341,564    31,072,683    24,511,722
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................    3,151,278     3,169,018     2,765,509       862,532     1,004,418       804,751
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      376,602       505,511       788,836       320,777       172,219       324,798
  Units redeemed ..............................     (680,269)     (523,251)     (385,327)     (110,256)     (314,105)     (125,131)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................    2,847,611     3,151,278     3,169,018     1,073,053       862,532     1,004,418
                                                  ==========    ==========    ==========    ==========    ==========    ==========

                                                                   NBAMTGuard
                                                 --------------------------------------
                                                     2000         1999          1998
                                                 ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$     (2,263)       (8,218)       (4,780)
  Realized gain (loss) on investments .........      81,869        87,231       (56,384)
  Change in unrealized gain (loss)
    on investments ............................     (98,383)       43,771        53,662
  Reinvested capital gains ....................        --            --            --
                                                 ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (18,777)      122,784        (7,502)
                                                 ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................     236,546       241,772       149,649
  Transfers between funds .....................    (205,049)    1,149,560       831,617
  Surrenders ..................................    (207,025)      (18,129)      (64,538)
  Death benefits (note 4) .....................     (13,947)         (281)           (1)
  Policy loans (net of repayments)
    (note 5) ..................................      (1,956)      (19,356)      (25,325)
  Deductions for surrender charges
    (note 2d) .................................     (18,946)       (2,710)       (8,207)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (64,600)      (59,481)      (17,066)
  Asset charges (note 3):
    MSP contracts .............................      (1,487)       (1,168)         (332)
    LSFP contracts ............................      (1,145)         (701)          (94)
                                                 ----------    ----------    ----------
      Net equity transactions .................    (277,609)    1,289,506       865,703
                                                 ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................    (296,386)    1,412,290       858,201
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................   2,270,491       858,201          --
                                                 ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$  1,974,105     2,270,491       858,201
                                                 ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................     213,441        92,073          --
                                                 ----------    ----------    ----------
  Units purchased .............................      29,601       134,132        96,790
  Units redeemed ..............................     (58,555)      (12,764)       (4,717)
                                                 ----------    ----------    ----------
  Ending units ................................     184,487       213,441        92,073
                                                 ==========    ==========    ==========




NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                   NBAMTLMat                                NBAMTPart
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................    $ 274,820       241,375       322,862        23,707       160,794      (130,559)
  Realized gain (loss) on investments .........     (266,075)      (74,295)      (32,081)   (2,426,344)     (548,879)    1,133,363
  Change in unrealized gain (loss)
    on investments ............................      223,548      (128,665)      (88,989)   (2,383,122)    1,854,882    (3,917,798)
  Reinvested capital gains ....................         --            --            --       4,631,886       687,554     3,901,869
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      232,293        38,415       201,792      (153,873)    2,154,351       986,875
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      124,829       418,414     1,227,568     3,997,213     5,441,082     5,722,483
  Transfers between funds .....................     (907,154)     (166,249)   (1,104,263)   (6,757,477)   (8,211,478)    2,646,725
  Surrenders ..................................     (310,740)      (82,093)     (340,366)   (1,477,559)     (949,302)     (676,703)
  Death benefits (note 4) .....................         --         (50,646)     (168,478)     (143,800)      (94,956)      (11,051)
  Policy loans (net of repayments)
    (note 5) ..................................       (7,769)      (66,552)     (490,348)     (176,640)     (473,894)   (1,178,884)
  Deductions for surrender charges
    (note 2d) .................................      (28,437)      (12,272)      (43,208)     (135,216)     (141,912)      (78,170)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (139,082)     (161,822)     (151,014)   (1,294,898)   (1,823,914)   (1,174,585)
  Asset charges (note 3):
    MSP contracts .............................       (5,836)       (7,656)       (2,967)      (19,393)      (23,724)      (17,668)
    LSFP contracts ............................         (720)         (487)         (843)      (12,402)      (10,391)       (5,018)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................   (1,274,909)     (129,363)   (1,073,919)   (6,020,172)   (6,288,489)    5,227,129
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................   (1,042,616)      (90,948)     (872,127)   (6,174,045)   (4,134,138)    6,214,004
Contract owners' equity beginning
  of period ...................................    4,928,380     5,019,328     5,891,455    30,808,193    34,942,331    28,728,327
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................  $ 3,885,764     4,928,380     5,019,328    24,634,148    30,808,193    34,942,331
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................      342,163       349,795       417,620     1,307,010     1,570,249     1,319,239
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................       23,235        62,199       108,255       184,798       257,385       514,393
  Units redeemed ..............................     (112,788)      (69,831)     (176,080)     (435,187)     (520,624)     (263,383)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................      252,610       342,163       349,795     1,056,621     1,307,010     1,570,249
                                                  ==========    ==========    ==========    ==========    ==========    ==========





                                                               OppAggGrVA
                                                 --------------------------------------
                                                     2000         1999          1998
                                                 ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $  (9,718)         --           --
  Realized gain (loss) on investments .........    (489,326)         --           --
  Change in unrealized gain (loss)
    on investments ............................    (435,498)         --           --
  Reinvested capital gains ....................        --            --           --
                                                 ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............    (934,542)         --           --
                                                 ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................     238,305          --           --
  Transfers between funds .....................   3,670,423          --           --
  Surrenders ..................................     (19,423)         --           --
  Death benefits (note 4) .....................        --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................     (15,499)         --           --
  Deductions for surrender charges
    (note 2d) .................................      (1,778)         --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (63,844)         --           --
  Asset charges (note 3):
    MSP contracts .............................      (1,077)         --           --
    LSFP contracts ............................         (72)         --           --
                                                 ----------    ----------   ----------
      Net equity transactions .................   3,807,035          --           --
                                                 ----------    ----------   ----------

Net change in contract
  owners' equity ..............................   2,872,493          --           --
Contract owners' equity beginning
  of period ...................................        --            --           --
                                                 ----------    ----------   ----------
Contract owners' equity end
  of period ...................................  $2,872,493          --           --
                                                 ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................        --            --           --
                                                 ----------    ----------   ----------
  Units purchased .............................     379,813          --           --
  Units redeemed ..............................     (10,805)         --           --
                                                 ----------    ----------   ----------
  Ending units ................................     369,008          --           --
                                                 ==========    ==========   ==========










                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                               OppBdVA                                     OppCapApVA
                                          ---------------------------------------------  ---------------------------------
                                                2000            1999            1998           2000            1999
                                          -------------  --------------- --------------  --------------  ---------------
INVESTMENT ACTIVITY:
  Net investment income........               $ 804,164         472,261          85,687        (110,855)        (32,613)
  Realized gain (loss) on investments          (238,067)         (6,702)        342,280       1,860,687         710,047
  Change in unrealized gain (loss)
    on investments.............                  16,219        (794,086)         13,809      (3,665,305)      1,735,399
  Reinvested capital gains.....                       -          54,146         160,413       1,008,850         175,824
                                         --------------  --------------  --------------  --------------   -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations..               582,316        (274,381)        602,189        (906,623)      2,588,657
                                         --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............               1,288,550       1,530,602       1,446,313       2,157,034       1,214,511
  Transfers between funds......              (1,146,061)       (747,631)      2,081,829       6,354,660       3,004,317
  Surrenders...................                (429,249)       (352,928)       (168,318)       (726,427)        (60,102)
  Death benefits (note 4)......                  (4,850)         (9,225)        (24,489)         (6,975)         (6,703)
  Policy loans (net of repayments)
    (note 5)...................                 (75,839)       (214,389)        (23,153)       (235,392)       (111,846)
  Deductions for surrender charges
    (note 2d)..................                 (39,282)        (52,759)        (19,765)        (66,477)         (8,985)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                (431,185)       (496,721)       (348,809)       (739,986)       (351,903)
  Asset charges (note 3):
    MSP contracts .............                  (9,970)         (9,861)         (6,358)         (9,840)         (4,217)
    LSFP contracts ............                  (2,013)         (1,060)         (1,806)         (7,653)         (3,718)
                                         --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                (849,899)       (353,972)      2,935,444       6,718,944       3,671,354
                                         --------------  --------------  --------------  --------------   -------------

Net change in contract
  owners' equity...............                (267,583)       (628,353)      3,537,633       5,812,321       6,260,011
Contract owners' equity beginning
  of period....................              11,733,754      12,362,107       8,824,474      12,287,029       6,027,018
                                         --------------  --------------  --------------  --------------   -------------
Contract owners' equity end
  of period....................             $11,466,171      11,733,754      12,362,107      18,099,350      12,287,029
                                         ==============  ==============  ==============  ==============   =============


CHANGES IN UNITS:                               692,055         707,690         531,344         679,081         467,763
  Beginning units..............          --------------  --------------  --------------  --------------   -------------
                                                 89,307         108,517         258,067         432,286         284,637
  Units purchased..............                (134,314)       (124,152)        (81,721)       (101,062)        (73,319)
  Units redeemed...............          --------------  --------------  --------------  --------------   -------------
                                                647,048         692,055         707,690       1,010,305         679,081
  Ending units.................          ==============  ==============  ==============  ==============   =============





                                                                          OppGLSecVA
                                        ---------------  ---------------------------------------------
                                               1998           2000            1999              1998
                                         --------------  --------------  --------------  -------------
INVESTMENT ACTIVITY:
  Net investment income........              $  (16,813)       (213,733)         65,415         241,675
  Realized gain (loss) on investments           338,182       1,641,953       2,137,635       1,354,176
  Change in unrealized gain (loss)
    on investments.............                 109,336      (5,708,731)      9,595,322        (702,629)
  Reinvested capital gains.....                 113,813       5,565,874         717,222       1,465,275
                                         --------------  --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                 544,518       1,285,363      12,515,594       2,358,497
                                         --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............               1,452,830       3,586,290       3,377,203       2,591,457
  Transfers between funds......               4,492,087       3,670,519         127,319       1,052,407
  Surrenders...................                (576,151)     (1,335,643)       (755,080)       (390,303)
  Death benefits (note 4)......                      (5)       (106,833)        (44,903)        (12,688)
  Policy loans (net of repayments)
    (note 5)...................                (312,911)       (736,228)       (343,214)       (265,465)
  Deductions for surrender charges
    (note 2d)..................                 (73,520)       (122,229)       (112,877)        (46,476)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                (116,339)     (1,541,228)     (1,110,398)       (696,092)
  Asset charges (note 3):
    MSP contracts .............                  (1,822)        (17,080)         (9,874)        (10,249)
    LSFP contracts ............                    (518)         (8,237)         (4,111)         (2,911)
                                         --------------  --------------  --------------  --------------
      Net equity transactions..               4,863,651       3,389,331       1,124,065       2,219,680
                                         --------------  --------------  --------------  --------------

Net change in contract
  owners' equity...............               5,408,169       4,674,694      13,639,659       4,578,177
Contract owners' equity beginning
  of period....................                 618,849      34,770,201      21,130,542      16,552,365
                                         --------------  --------------  --------------  --------------
Contract owners' equity end
  of period....................              $6,027,018      39,444,895      34,770,201      21,130,542
                                         ==============  ==============  ==============  ==============


CHANGES IN UNITS:                                59,202       1,212,506       1,158,329       1,023,094
  Beginning units..............          --------------  --------------  --------------  --------------
                                                433,046         237,815         196,187         317,444
  Units purchased..............                 (24,485)       (128,485)       (142,010)       (182,209)
  Units redeemed...............          --------------  --------------  --------------  --------------
                                                467,763       1,321,836       1,212,506       1,158,329
  Ending units.................          ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                         OppMGrinVA                                      OppMltStVA
                                       ----------------------------------------------  ---------------------------------
                                            2000            1999             1998           2000             1999
                                       --------------- --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Net investment income........        $         (965)              -               -         559,143         364,821
  Realized gain (loss) on investments           2,561               -               -         397,611         405,169
  Change in unrealized gain (loss)
    on investments.............               (40,617)              -               -      (1,160,185)         10,270
  Reinvested capital gains.....                     -               -               -         993,822         694,901
                                       --------------  --------------  --------------  --------------   -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations               (39,021)              -               -         790,391       1,475,161
                                       --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                18,231               -               -       1,409,025       1,717,678
  Transfers between funds......               465,697               -               -        (593,747)     (1,101,933)
  Surrenders...................                     -               -               -        (532,389)       (382,853)
  Death benefits (note 4)......                     -               -               -         (31,040)        (36,757)
  Policy loans (net of repayments)
    (note 5)...................               (13,064)              -               -        (299,399)       (234,710)
  Deductions for surrender charges
    (note 2d)..................                     -               -               -         (48,720)        (57,233)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                (5,465)              -               -        (598,149)       (646,532)
  Asset charges (note 3):
    MSP contracts .............                  (407)              -               -          (8,633)         (8,700)
    LSFP contracts ............                   (32)              -               -          (2,652)         (1,730)
                                       --------------  --------------  --------------  --------------   -------------
      Net equity transactions..               464,960               -               -        (705,704)       (752,770)
                                       --------------  --------------  --------------  --------------   -------------

Net change in contract
  owners' equity...............               425,939               -               -          84,687         722,391
Contract owners' equity beginning
  of period....................                     -               -               -      14,930,150      14,207,759
                                       --------------  --------------  --------------  --------------   -------------
Contract owners' equity end
  of period....................        $      425,939               -               -      15,014,837      14,930,150
                                       ==============  ==============  ==============  ==============   =============


CHANGES IN UNITS:                                   -               -               -         625,008         661,584
  Beginning units..............        --------------  --------------  --------------  --------------   -------------
  Units purchased..............                49,163               -               -          66,207          80,794
  Units redeemed...............                (1,919)              -               -         (93,726)       (117,370)
                                       --------------  --------------  --------------  --------------   -------------
  Ending units.................                47,244               -               -         597,489         625,008
                                       ==============  ==============  ==============  ==============   =============




                                        OppMltStVA                        StOpp2
                                      --------------  ----------------------------------------------
                                           1998            2000            1999           1998
                                      --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income........          $    11,450        (355,887)       (283,101)       (149,125)
  Realized gain (loss) on investments        404,124       1,982,167       1,739,375       1,023,518
  Change in unrealized gain (loss)
    on investments.............             (366,305)     (4,879,451)      5,430,662      (1,078,872)
  Reinvested capital gains.....              675,242       5,562,609       3,541,869       3,488,003
                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations              724,511       2,309,438      10,428,805       3,283,524
                                      --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            3,243,119       3,997,729       4,448,212       5,452,015
  Transfers between funds......              706,703          46,907         (12,621)        470,365
  Surrenders...................           (1,061,880)     (1,864,450)     (1,148,838)     (1,037,130)
  Death benefits (note 4)......             (182,084)        (68,640)       (104,927)       (143,979)
  Policy loans (net of repayments)
    (note 5)...................           (1,005,743)       (890,076)       (753,805)     (1,307,454)
  Deductions for surrender charges
    (note 2d)..................             (126,681)       (170,621)       (171,741)       (121,009)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........             (435,809)     (1,687,865)     (1,589,094)       (946,709)
  Asset charges (note 3):
    MSP contracts .............               (7,289)        (11,771)         (9,653)        (15,330)
    LSFP contracts ............               (2,070)         (6,074)         (4,177)         (4,354)
                                      --------------  --------------  --------------  --------------
      Net equity transactions..            1,128,266        (654,861)        653,356       2,346,415
                                      --------------  --------------  --------------  --------------

Net change in contract
  owners' equity...............            1,852,777       1,654,577      11,082,161       5,629,939
Contract owners' equity beginning
  of period....................           12,354,982      42,117,945      31,035,784      25,405,845
                                      --------------  --------------  --------------  --------------
Contract owners' equity end
  of period....................          $14,207,759      43,772,522      42,117,945      31,035,784
                                      ==============  ==============  ==============  ==============


CHANGES IN UNITS:                            598,181       1,086,172       1,071,986         974,778
  Beginning units..............       --------------  --------------  --------------  --------------
  Units purchased..............              166,005         130,217         143,914         229,776
  Units redeemed...............             (102,602)       (140,432)       (129,728)       (132,568)
                                      --------------  --------------  --------------  --------------
  Ending units.................              661,584       1,075,957       1,086,172       1,071,986
                                      ==============  ==============  ==============  ==============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                           StDisc2                                         StintStk2
                                         -------------------------------------------     ----------------------------
                                            2000             1999            1998            2000            1999
                                         -----------     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income........          $   (58,904)        (53,820)        (58,150)        (49,525)        (14,510)
  Realized gain (loss) on investments        752,895        (992,301)        552,698        (387,126)      1,329,944
  Change in unrealized gain (loss)
    on investments.............             (482,257)        125,370        (128,321)     (1,546,991)      1,572,604
  Reinvested capital gains.....                    -       1,035,670         120,028               -               -
                                         -----------     -----------     -----------     -----------     -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations              211,734         114,919         486,255      (1,983,642)      2,888,038
                                         -----------     -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............              954,266       1,126,745         686,440         580,207         428,882
  Transfers between funds......             (570,553)     (2,017,437)        154,482      (2,282,869)      2,309,650
  Surrenders...................             (235,086)       (201,408)       (128,257)       (136,421)        (56,239)
  Death benefits (note 4)......              (21,678)         (1,033)        (23,649)         (8,738)         (4,048)
  Policy loans (net of repayments)
    (note 5)...................             (266,090)       (115,906)       (104,497)        (28,642)         52,892
  Deductions for surrender charges
    (note 2d)..................              (21,513)        (30,109)        (15,109)        (12,484)         (8,407)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........             (329,564)       (340,295)       (244,196)       (207,957)       (125,810)
  Asset charges (note 3):
    MSP contracts .............               (1,697)         (1,300)         (4,038)         (2,758)         (2,085)
    LSFP contracts ............                 (903)           (513)         (1,147)         (4,055)         (1,753)
                                         -----------     -----------     -----------     -----------     -----------
      Net equity transactions..             (492,818)     (1,581,256)        320,029      (2,103,717)      2,593,082
                                         -----------     -----------     -----------     -----------     -----------

Net change in contract
  owners' equity...............             (281,084)     (1,466,337)        806,284      (4,087,359)      5,481,120
Contract owners' equity beginning
  of period....................            6,885,495       8,351,832       7,545,548       7,468,116       1,986,996
                                         -----------     -----------     -----------     -----------     -----------
Contract owners' equity end
  of period....................          $ 6,604,411       6,885,495       8,351,832       3,380,757       7,468,116
                                         ===========     ===========     ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units..............              349,019         440,162         421,534         453,067         222,590
                                         -----------     -----------     -----------     -----------     -----------
  Units purchased..............               53,248          70,498          95,961          53,645         255,086
  Units redeemed...............              (76,391)       (161,641)        (77,333)       (166,871)        (24,609)
                                         -----------     -----------     -----------     -----------     -----------
  Ending units.................              325,876         349,019         440,162         339,841         453,067
                                         ===========     ===========     ===========     ===========     ===========



                                              StintStk2                      NSATGFocTU
                                             -----------     --------------------------------------------
                                                 1998            2000           1999             1998
                                             -----------     -----------     -----------      ----------
INVESTMENT ACTIVITY:
  Net investment income........               $    7,697            (100)              -               -
  Realized gain (loss) on investments           (245,777)         (2,764)              -               -
  Change in unrealized gain (loss)
    on investments.............                  138,162         (24,195)              -               -
  Reinvested capital gains.....                        -               -               -               -
                                             -----------     -----------     -----------      ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                  (99,918)        (27,059)              -               -
                                             -----------     -----------     -----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                1,319,108           2,062               -               -
  Transfers between funds......                 (186,236)         75,866               -               -
  Surrenders...................                 (444,664)              -               -               -
  Death benefits (note 4)......                   (5,993)              -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 (462,567)           (160)              -               -
  Deductions for surrender charges
    (note 2d)..................                  (56,530)              -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                  (61,036)         (1,281)              -               -
  Asset charges (note 3):
    MSP contracts .............                   (1,044)              -               -               -
    LSFP contracts ............                     (296)              -               -               -
                                             -----------     -----------     -----------      ----------
      Net equity transactions..                  100,742          76,487               -               -
                                             -----------     -----------     -----------      ----------

Net change in contract
  owners' equity...............                      824          49,428               -               -
Contract owners' equity beginning
  of period....................                1,986,172               -               -               -
                                             -----------     -----------     -----------      ----------
Contract owners' equity end
  of period....................               $1,986,996          49,428               -               -
                                             ===========     ===========     ===========      ==========


CHANGES IN UNITS:
  Beginning units..............                  209,767               -               -               -
                                             -----------     -----------     -----------      ----------
  Units purchased..............                   64,933           7,989               -               -
  Units redeemed...............                  (52,110)           (183)              -               -
                                             -----------     -----------     -----------      ----------
  Ending units.................                  222,590           7,806               -               -
                                             ===========     ===========     ===========      ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                          MSUEmMkt                                     MSUUSReaLE
                                            --------------------------------------     --------------------------------------------
                                              2000          1999            1998            2000           1999             1998
                                            ---------    ---------      ----------     -----------      ----------      -----------
INVESTMENT ACTIVITY:
  Net investment income........            $  102,397       81,127          35,485         467,855         356,207          (39,731)
  Realized gain (loss) on investments          26,389       26,192         (94,814)        446,597      (1,050,667)        (564,373)
  Change in unrealized gain (loss)
    on investments.............               (38,552)      29,379         (33,784)        443,730         478,383         (513,939)
  Reinvested capital gains.....                     -            -               -          36,959               -          121,016
                                            ---------    ---------      ----------     -----------      ----------      -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                90,234      136,698         (93,113)      1,395,141        (216,077)        (997,027)
                                            ---------    ---------      ----------     -----------      ----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............               106,585      106,804         398,199         743,161       1,006,759        1,337,143
  Transfers between funds......               219,001      158,219         133,381         623,498      (1,435,388)        (908,402)
  Surrenders...................               (10,363)      (6,693)       (214,691)       (117,484)       (187,346)        (163,286)
  Death benefits (note 4)......                (3,364)           -              (9)         (3,388)         (2,653)         (22,389)
  Policy loans (net of repayments)
    (note 5)...................                (4,279)      (7,238)        (92,787)        (37,568)       (131,155)         (78,704)
  Deductions for surrender charges
    (note 2d)..................                  (948)      (1,001)        (27,689)        (10,751)        (28,007)         (19,126)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........               (31,590)     (24,247)        (14,797)       (274,253)       (432,919)        (232,710)
  Asset charges (note 3):
    MSP contracts .............                  (542)        (425)           (167)         (4,297)         (4,975)          (3,613)
    LSFP contracts ............                (1,706)        (885)            (47)         (2,747)         (2,459)          (1,026)
                                            ---------    ---------      ----------     -----------      ----------      -----------
      Net equity transactions..               272,794      224,534         181,393         916,171      (1,218,143)         (92,113)
                                            ---------    ---------      ----------     -----------      ----------      -----------

Net change in contract
  owners' equity...............               363,028      361,232          88,280       2,311,312      (1,434,220)      (1,089,140)
Contract owners' equity beginning
  of period....................               701,398      340,166         251,886       5,105,071       6,539,291        7,628,431
                                            ---------    ---------      ----------     -----------      ----------      -----------
Contract owners' equity end
  of period....................            $1,064,426      701,398         340,166       7,416,383       5,105,071        6,539,291
                                            =========    =========      ==========     ===========      ==========      ===========

CHANGES IN UNITS:
  Beginning units..............                77,785       48,664          25,614         339,591         417,073          425,994
                                            ---------    ---------      ----------     -----------      ----------      -----------
  Units purchased..............                35,031       35,161          30,195          81,265          63,982          122,745
  Units redeemed...............                (6,184)      (6,040)         (7,145)        (32,845)       (141,464)        (131,666)
                                            ---------    ---------      ----------     -----------      ----------      -----------
  Ending units.................               106,632       77,785          48,664         388,011         339,591          417,073
                                            =========    =========      ==========     ===========      ==========      ===========




                                                                  VEWwBD
                                               -------------------------------------------
                                                   2000            1999            1998
                                               -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income........                 $  103,752         109,624          (2,569)
  Realized gain (loss) on investments             (272,468)       (379,921)        409,171
  Change in unrealized gain (loss)
    on investments.............                    148,290         (74,747)        (35,624)
  Reinvested capital gains.....                          -          60,420               -
                                               -----------     -----------     -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                    (20,426)       (284,624)        370,978
                                               -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                    195,128         232,837         173,889
  Transfers between funds......                   (244,098)       (449,720)        663,078
  Surrenders...................                   (111,418)        (98,243)        (47,678)
  Death benefits (note 4)......                       (594)        (25,665)        (35,715)
  Policy loans (net of repayments)
    (note 5)...................                    (49,056)        (70,184)        (21,466)
  Deductions for surrender charges
    (note 2d)..................                    (10,196)        (14,686)         (5,615)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                    (83,862)       (113,947)        (77,084)
  Asset charges (note 3):
    MSP contracts .............                     (1,432)         (1,809)         (1,847)
    LSFP contracts ............                       (159)           (145)           (525)
                                               -----------     -----------     -----------
      Net equity transactions..                   (305,687)       (541,562)        647,037
                                               -----------     -----------     -----------

Net change in contract
  owners' equity...............                   (326,113)       (826,186)      1,018,015
Contract owners' equity beginning
  of period....................                  2,721,035       3,547,221       2,529,206
                                               -----------     -----------     -----------
Contract owners' equity end
  of period....................                 $2,394,922       2,721,035       3,547,221
                                               ===========     ===========     ===========

CHANGES IN UNITS:
  Beginning units..............                    195,887         233,069         186,153
                                               -----------     -----------     -----------
  Units purchased..............                     16,793          18,613          71,292
  Units redeemed...............                    (41,953)        (55,795)        (24,376)
                                               -----------     -----------     -----------
  Ending units.................                    170,727         195,887         233,069
                                               ===========     ===========     ===========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                          VEWwEmgMkt                                      VEWwHrdAst
                                         -------------------------------------------     ----------------------------
                                            2000             1999            1998           2000             1999
                                         -----------     -----------     -----------     -----------      ----------
INVESTMENT ACTIVITY:
  Net investment income.............    $    (53,777)        (32,044)          5,996          11,079          25,195
  Realized gain (loss) on
    investments.....................        (325,564)      2,142,637      (1,821,321)        525,703         609,115
  Change in unrealized gain (loss)
    on investments..................      (2,614,711)      1,939,640         923,464        (152,863)        199,401
  Reinvested capital gains..........               -               -          17,939               -               -
                                         -----------     -----------     -----------     -----------      ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from
      operations...................       (2,994,052)      4,050,233        (873,922)        383,919         833,711
                                         -----------     -----------     -----------     -----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................         797,659         580,564         701,612         365,844         602,994
  Transfers between funds...........      (3,479,128)      4,022,991        (173,962)       (236,020)       (822,875)
  Surrenders........................        (194,407)       (107,435)        (41,678)       (307,798)       (289,205)
  Death benefits (note 4)...........         (13,706)              -          (4,922)         (5,146)         (1,818)
  Policy loans (net of repayments)
    (note 5)........................        (160,319)        (70,361)        (80,091)       (120,415)         77,240
  Deductions for surrender charges
    (note 2d).......................         (17,791)        (16,061)         (5,094)        (28,167)        (43,233)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............        (270,107)       (157,046)        (68,777)       (176,970)       (189,825)
  Asset charges (note 3):
    MSP contracts ..................          (4,809)         (3,494)           (985)         (2,345)         (1,809)
    LSFP contracts .................          (4,221)         (1,983)           (280)         (1,775)           (322)
                                         -----------     -----------     -----------     -----------      ----------
      Net equity transactions.......      (3,346,829)      4,247,175         325,823        (512,792)       (668,853)
                                         -----------     -----------     -----------     -----------      ----------

Net change in contract
  owners' equity....................      (6,340,881)      8,297,408        (548,099)       (128,873)        164,858
Contract owners' equity beginning
  of period.........................      10,148,983       1,851,575       2,399,674       4,294,443       4,129,585
                                         -----------     -----------     -----------     -----------      ----------
Contract owners' equity end
  of period.........................    $  3,808,102      10,148,983       1,851,575       4,165,570       4,294,443
                                         ===========     ===========     ===========     ===========      ==========


CHANGES IN UNITS:
  Beginning units...................         882,045         320,168         271,580         317,507         361,828
                                         -----------     -----------     -----------     -----------      ----------
  Units purchased...................          89,672         609,978         150,432          29,839          63,996
  Units redeemed....................        (398,529)        (48,101)       (101,844)        (68,673)       (108,317)
                                         -----------     -----------     -----------     -----------      ----------
  Ending units......................         573,188         882,045         320,168         278,673         317,507
                                         ===========     ===========     ===========     ===========      ==========






                                            VEWwHrdAst                       WPTGloPVC
                                            -----------     -------------------------------------------
                                                1998            2000            1999             1998
                                            -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income.............        $    (2,400)        (26,477)        (13,686)         (6,193)
  Realized gain (loss) on
     investments....................         (3,561,532)        156,924         831,668           6,143
  Change in unrealized gain (loss)
    on investments..................            644,209      (1,447,278)        489,466          66,492
  Reinvested capital gains..........            882,647         359,529               -               -
                                            -----------     -----------     -----------     -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.....         (2,037,076)       (957,302)      1,307,448          66,442
                                            -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................          1,602,107         246,696         139,661         105,973
  Transfers between funds...........         (1,198,538)       (728,042)      2,043,854         180,265
  Surrenders........................           (132,778)        (35,654)        (28,894)         (1,367)
  Death benefits (note 4)...........             (3,026)              -               -              (1)
  Policy loans (net of repayments)
    (note 5)........................           (200,964)        (69,160)        (72,651)          4,787
  Deductions for surrender charges
    (note 2d).......................            (13,168)         (3,263)         (4,319)             (7)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............           (199,756)       (103,357)        (50,521)        (21,553)
  Asset charges (note 3):
    MSP contracts ............. ....             (2,663)         (1,735)           (847)           (430)
    LSFP contracts ............ ....               (756)         (1,618)           (855)           (122)
                                            -----------     -----------     -----------     -----------
      Net equity transactions.......           (149,542)       (696,133)      2,025,428         267,545
                                            -----------     -----------     -----------     -----------

Net change in contract
  owners' equity....................         (2,186,618)     (1,653,435)      3,332,876         333,987
Contract owners' equity beginning
  of period.........................          6,316,203       4,433,538       1,100,662         766,675
                                            -----------     -----------     -----------     -----------
Contract owners' equity end
  of period.........................        $ 4,129,585       2,780,103       4,433,538       1,100,662
                                            ===========     ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units...................            375,678         227,326          91,311          67,166
                                            -----------     -----------     -----------     -----------
  Units purchased...................             66,365          37,149         157,184          33,106
  Units redeemed....................            (80,215)        (88,400)        (21,169)         (8,961)
                                            -----------     -----------     -----------     -----------
  Ending units......................            361,828         176,075         227,326          91,311
                                            ===========     ===========     ===========     ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                           WPTIntEq                                      WPTSmCoGRr
                                            -----------------------------------------    -----------------------------------------
                                              2000           1999             1998           2000           1999            1998
                                            -----------   -----------     -----------     -----------    ----------    -----------
INVESTMENT ACTIVITY:
  Net investment income.............      $     (30,391)       36,167         (22,662)       (216,538)     (114,737)      (106,735)
  Realized gain (loss) on
    investments.....................            348,782     1,214,234        (402,559)      5,305,559       564,155         (4,820)
  Change in unrealized gain (loss)
    on investments..................         (4,794,748)    3,271,039         929,287     (18,360,336)    8,391,845       (287,723)
  Reinvested capital gains..........          1,233,063             -               -       5,714,137       709,970              -
                                            -----------   -----------     -----------     -----------    ----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.....         (3,243,294)    4,521,440         504,066      (7,557,178)    9,551,233       (399,278)
                                            -----------   -----------     -----------     -----------    ----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................          1,203,310     1,411,984       1,111,024       3,205,250     2,658,532      2,471,813
  Transfers between funds...........         (1,618,161)     (167,066)     (1,578,624)      7,227,152      (248,812)    (1,849,405)
  Surrenders........................           (182,801)     (642,724)       (168,491)       (818,535)     (301,023)      (200,485)
  Death benefits (note 4)...........            (17,201)     (124,597)         (7,848)        (46,924)      (60,498)       (10,544)
  Policy loans (net of repayments)
    (note 5)................... ....           (160,238)      (83,407)       (259,475)       (406,035)     (288,744)        19,268
  Deductions for surrender charges
    (note 2d).......................            (16,729)      (96,081)        (18,111)        (74,907)      (45,000)       (20,649)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).......... ....           (426,399)     (427,942)       (265,303)     (1,346,935)     (902,731)      (454,770)
  Asset charges (note 3):
    MSP contracts ..................             (8,051)       (8,596)         (5,069)        (17,598)       (9,685)        (7,412)
    LSFP contracts .................             (6,243)       (3,905)         (1,439)        (12,620)       (5,597)        (2,105)
                                            -----------   -----------     -----------     -----------    ----------    -----------
      Net equity transactions.......         (1,232,513)     (142,334)     (1,193,336)      7,708,848       796,442        (54,289)
                                            -----------   -----------     -----------     -----------    ----------    -----------

Net change in contract
  owners' equity....................         (4,475,807)    4,379,106        (689,270)        151,670    10,347,675       (453,567)
Contract owners' equity beginning
  of period.........................         13,668,214     9,289,108       9,978,378      25,526,305    15,178,630     15,632,197
                                            -----------   -----------     -----------     -----------    ----------    -----------
Contract owners' equity end
  of period.........................      $   9,192,407    13,668,214       9,289,108      25,677,975    25,526,305     15,178,630
                                            ===========   ===========     ===========     ===========    ==========    ===========


CHANGES IN UNITS:
  Beginning units...................            779,846       805,473         900,081       1,024,167     1,015,805      1,004,312
                                            -----------   -----------     -----------     -----------    ----------    -----------
  Units purchased...................             83,704       160,398         234,059         353,977       183,941        292,883
  Units redeemed....................           (152,110)     (186,025)       (328,667)       (105,188)     (175,579)      (281,390)
                                            -----------   -----------     -----------     -----------    ----------    -----------
  Ending units......................            711,440       779,846         805,473       1,272,956     1,024,167      1,015,805
                                            ===========   ===========     ===========     ===========    ==========    ===========


See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal)
                American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryVApp)
                Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)

              Funds of the Gartmore NSAT;
                Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
                Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
                Gartmore NSAT - International Growth Fund (NSATIntGGM)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
                Fidelity VIP - Growth Portfolio (FidVGr)
                Fidelity VIP - High Income Portfolio (FidVHiIn)
                Fidelity VIP - Overseas Portfolio (FidVOvSe)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
                Fidelity VIP-II - Contrafund Portfolio (FidVCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)


              Portfolios of the Janus Aspen Series;
                Janus Aspen - Capital Appreciation Portfolio - Service Shares (JanACapApS)
                Janus Aspen - Global Technology Portfolio - Service Shares (JanAGlTchS)
                Janus Aspen - International Growth Portfolio - Service Shares (JanAIntGrS)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
              (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
                Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR)
                Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS)
                Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust
              (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
                Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
                Oppenheimer Bond Fund/VA (OppBdVA)
                Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
                Oppenheimer Global Securities Fund/VA (OppGlSecVA)
                Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
                Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Turner Funds;
                Turner NSAT - Growth Focus Fund (NSATGFocTU)

              Funds of The Universal Institutional Funds, Inc.;
                The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmMkt)
                  (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
                The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
                  (formerly Van Kampen American Capital - Morgan Stanley U.S. Real Estate Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWwBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPTGloPVC)
                Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPTSmCoGr)


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

         On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

         The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

         For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Contracts issued prior to April 16, 1990:

                Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

              Contracts issued on or after April 16, 1990:
                Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
                Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

         For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.



                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

         For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%. This charge is assessed monthly against each contract by liquidating units.

     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the period ended December 31, 2000:


                                                TOTAL           ACVPBal        ACVPCapAp         ACVPIncGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       24,820                 -            2,924                 -              575
     Single Premium contracts issued
       on or after April 16, 1990....       1,684,130             8,312           50,858             7,821           39,191
     Multiple Payment and Flexible
       Premium contracts.............       7,154,891            35,037          172,093            25,391          152,864
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    8,863,841            43,349          225,875            33,212          192,630
                                         ============      ============     ============      ============     ============


                                            ACVPValue           DrySRGr         DryStkix         DryEuroEq          DryVapp
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            9                 -            2,043                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           7,369            14,818          104,574               469           14,211
     Multiple Payment and Flexible
       Premium contracts.............          19,786           142,212          691,343                58           43,939
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       27,164           157,030          797,960               527           58,150
                                         ============      ============     ============      ============     ============


                                            DryVGrinc         NSATEmMGM       NSATGTecGM        NSATIntGGM         FidVEqin
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -                -                 -            2,573
     Single Premium contracts issued
       on or after April 16, 1990....           3,646                 -              789                 -          167,821
     Multiple Payment and Flexible
       Premium contracts.............          16,273                21              129                14          459,835
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       19,919                21              918                14          630,229
                                         ============      ============     ============      ============     ============

                                               FidVGR          FidVHiin         FidVOvSe            FidVAM          FidVCon
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        3,497               443              734               369                -
     Single Premium contracts issued
       on or after April 16, 1990....         234,747            32,538           47,224            81,758           85,023
     Multiple Payment and Flexible
       Premium contracts.............       1,199,892           135,615          182,649           185,028          436,677
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    1,438,136           168,596          230,607           267,155          521,700
                                         ============      ============     ============      ============     ============

                                             FidVGrOP        JanACapApS       JanAGLTchS        JanAIntGrS        NSATCapAp
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          151                 -                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           3,965             2,507            5,105             8,260           15,130
     Multiple Payment and Flexible
       Premium contracts.............          36,864             7,957            5,342               535          247,451
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       40,980            10,464           10,447             8,795          262,581
                                         ============      ============     ============      ============     ============

                                            NSATGvtBd        NSATMCpSTR       NSATMCixDR          NSATMMkt       NSATMBdMas
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          458                 -                -             2,426               15
     Single Premium contracts issued
       on or after April 16, 1990....          55,609             1,065            1,586           180,399              109
     Multiple Payment and Flexible
       Premium contracts.............          43,413             1,726            2,639           231,050               96
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       99,480             2,791            4,225           413,875              220
                                         ============      ============     ============      ============     ============

                                           NSATSmCapG        NSATSmCapV         NSATSmCo        NSATTotRtn         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -               737              203               581            1,617
     Single Premium contracts issued
       on or after April 16, 1990....             362            40,313           26,301            52,162           52,458
     Multiple Payment and Flexible
       Premium contracts.............           2,152            10,585          194,188           684,107          272,872
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        2,514            51,635          220,692           736,850          326,947
                                         ============      ============     ============      ============     ============

                                           NBAMTGuard         NBAMTLMat        NBAMTPart        OppAggGrVA          OppBdVA
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -             1,243                9                 -               11
     Single Premium contracts issued
       on or after April 16, 1990....             654            13,012           16,642             2,875           15,964
     Multiple Payment and Flexible
       Premium contracts.............          14,034            17,838          177,442             6,843           68,588
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       14,688            32,093          194,093             9,718           84,563
                                         ============      ============     ============      ============     ============

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2


                                           OppCapApVA        OppGLSecVA       OppMGRinVA        OppMltStVA           StOpp2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,316               681                -                 -              202
     Single Premium contracts issued
       on or after April 16, 1990....          23,233            43,763              390            38,900           59,630
     Multiple Payment and Flexible
       Premium contracts.............         105,211           268,868              575            86,217          296,055
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      129,760           313,312              965           125,117          355,887
                                         ============      ============     ============      ============     ============

                                              StDisc2         StintStk2       NSATGFocTU          MSUEmMKT       MSUUSRealE
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -                -               133              631
     Single Premium contracts issued
       on or after April 16, 1990....           8,552            11,016                -             1,340           13,596
     Multiple Payment and Flexible
       Premium contracts.............          50,352            38,509              100             4,918           32,402
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       58,904            49,525              100             6,391           46,629
                                         ============      ============     ============      ============     ============

                                               VEWwBD        VEWwEmgMkt       VEWwHrdAst         WPTGloPVC         WPTIntEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          181                29                1               794                -
     Single Premium contracts issued
       on or after April 16, 1990....           6,649             3,523           11,858             2,662           12,244
     Multiple Payment and Flexible
       Premium contracts.............          14,851            50,225           24,402            23,021           69,430
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       21,681            53,777           36,261            26,477           81,674
                                         ============      ============     ============      ============     ============

                                            WPTSmCoGr
                                         ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -
     Single Premium contracts issued
       on or after April 16, 1990....          35,097
     Multiple Payment and Flexible
       Premium contracts.............         181,441
                                         ------------
         Total.......................  $      216,538
                                         ============


     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the period ended December 31, 1999:

                                                TOTAL           ACVPBal        ACVPCapAp         ACVPincGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       22,217               126              315                79              360
     Single Premium contracts issued
       on or after April 16, 1990....       1,597,906             9,070           22,650             5,653           25,861
     Multiple Payment and Flexible
       Premium contracts.............       6,040,026            34,284           85,615            21,369           97,752
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    7,660,149            43,480          108,580            27,101          123,973
                                         ============      ============     ============      ============     ============


                                            ACVPValue           DrySRGr         DryStkix           DryVApp        DryVGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           61               333            2,086               166               46
     Single Premium contracts issued
       on or after April 16, 1990....           4,379            23,957          150,018            11,975            3,327
     Multiple Payment and Flexible
       Premium contracts.............          16,553            90,556          567,060            45,265           12,577
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       20,993           114,846          719,164            57,406           15,950
                                         ============      ============     ============      ============     ============

                                             FidVEqin            FidVGr         FidVHiln          FidVOvSe           FidVAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,071             3,322              574               580              784
     Single Premium contracts issued
       on or after April 16, 1990....         148,948           238,938           41,267            41,698           56,415
     Multiple Payment and Flexible
       Premium contracts.............         563,016           903,175          155,987           157,616          213,245
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      714,035         1,145,435          197,828           199,894          270,444
                                         ============      ============     ============      ============     ============

                                              FidVCon          FidVGrOp        NSATCapAp         NSATGvtBd         NSATMMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,335               137              937               352            1,204
     Single Premium contracts issued
       on or after April 16, 1990....          96,008             9,823           67,386            25,386           86,597
     Multiple Payment and Flexible
       Premium contracts.............         362,905            37,128          254,746            95,940          327,332
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      460,248            47,088          323,069           121,678          415,133
                                         ============      ============     ============      ============     ============

                                           NSATSmCapV          NSATSmCo       NSATTotRtn          NBAMTGro       NBAMTGuard
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           37               389            2,247               531               37
     Single Premium contracts issued
       on or after April 16, 1990....           2,682            27,949          161,641            38,230            2,667
     Multiple Payment and Flexible
       Premium contracts.............          10,138           105,646          610,999           144,507           10,083
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       12,857           133,984          774,887           183,268           12,787
                                         ============      ============     ============      ============     ============

                                            NBAMTLMat         NBAMTPart          OppBdVA        OppCapApVA       OppGlSecVA
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          104               680              266               141              553
     Single Premium contracts issued
       on or after April 16, 1990....           7,455            48,927           19,098            10,142           39,744
     Multiple Payment and Flexible
       Premium contracts.............          28,179           184,942           72,189            38,336          150,232
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       35,738           234,549           91,553            48,619          190,529
                                         ============      ============     ============      ============     ============

                                          OppMltStVA            StOpp2          StDisc2         StintStk2         MSUEmMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          335               821              156                65                9
     Single Premium contracts issued
       on or after April 16, 1990....          24,110            59,055           11,227             4,687              666
     Multiple Payment and Flexible
       Premium contracts.............          91,134           223,225           42,437            17,716            2,520
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      115,579           283,101           53,820            22,468            3,195
                                         ============      ============     ============      ============     ============


                                                                     (Continued)

                                           NATIONWIDE VLI SEPARATE ACCOUNT-2

                                        NOTES TO FINANCIAL STATEMENTS, Continued



                                           MSUUSRealE            VEWwBd       VEWwEmgMkt        VEWwHrdAst        WPTGloPVC
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          128                74               93               106               40
     Single Premium contracts issued.
       on or after April 16, 1990....           9,180             5,340            6,684             7,628            2,855
     Multiple Payment and Flexible
       Premium contracts.............          34,702            20,187           25,267            28,833           10,791
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       44,010            25,601           32,044            36,567           13,686
                                         ============      ============     ============      ============     ============

                                             WPTintEq         WPTSmCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          204               333
     Single Premium contracts issued
       on or after April 16, 1990....          14,649            23,934
     Multiple Payment and Flexible
       Premium contracts.............          55,372            90,470
                                         ------------      ------------
         Total.......................  $       70,225           114,737
                                         ============      ============


     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the period ended December 31, 1998:

                                                TOTAL           ACVPBal      ACVPCapAp         ACVPLcincGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       19,963                 -            1,274                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....       1,519,080            10,112           21,146             2,536           34,065
     Multiple Payment and Flexible
       Premium contracts.............       4,699,480            28,860           59,964             5,054           66,239
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    6,238,523            38,972           82,384             7,590          100,304
                                         ============      ============     ============      ============     ============

                                            ACVPValue           DrySRGr         DryStkix           DryVApp        DryVGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -            3,655               102                -
     Single Premium contracts issued
       on or after April 16, 1990....           4,104             9,572          112,048            10,336            2,255
     Multiple Payment and Flexible
       Premium contracts.............          15,894            67,383          392,626            16,686           12,787
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       19,998            76,955          508,329            27,124           15,042
                                         ============      ============     ============      ============     ============

                                             FidVEqin            FidVGr         FidVHiln          FidVOvSe           FidVAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,438             2,343              842             1,068              296
     Single Premium contracts issued
       on or after April 16, 1990....         194,440           188,365           49,966            53,993           86,061
     Multiple Payment and Flexible
       Premium contracts.............         418,071           568,902          160,813           112,745          152,850
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      614,949           759,610          211,621           167,806          239,207
                                         ============      ============     ============      ============     ============


                                              FidVCon          FidVGrOp        NSATCapAp         NSATGvtBd         NSATMMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          128                 -              654               305            1,358
     Single Premium contracts issued
       on or after April 16, 1990....          71,967            10,876           43,608            65,744          137,439
     Multiple Payment and Flexible
       Premium contracts.............         244,146            24,873          213,916            45,233          276,180
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      316,241            35,749          258,178           111,282          414,977
                                         ============      ============     ============      ============     ============

                                           NSATSmCapV          NSATSmCo       NSATTotRtn          NBAMTGro       NBAMTGuard
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -            1,584             1,581                -
     Single Premium contracts issued
       on or after April 16, 1990....           3,094            13,672           58,566            43,543              553
     Multiple Payment and Flexible
       Premium contracts.............             414           101,912          613,346           108,763            4,227
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        3,508           115,584          673,496           153,887            4,780
                                         ============      ============     ============      ============     ============

                                            NBAMTLMat         NBAMTPart          OppBdVA        OppCapApVA       OppGLSecVa
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          930                 -                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....          14,562            50,988           20,073             4,182           20,102
     Multiple Payment and Flexible
       Premium contracts.............          27,237           203,440           71,491            22,064          127,490
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       42,729           254,428           91,564            26,246          147,592
                                         ============      ============     ============      ============     ============

                                           OppMltStVA            StOpp2         StVDisc2        StVintStk2         MSUEmMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -               120                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....          31,490            41,028           13,873             4,013              635
     Multiple Payment and Flexible
       Premium contracts.............          73,481           179,612           44,277            11,015            1,765
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      104,971           220,760           58,150            15,028            2,400
                                         ============      ============     ============      ============     ============

                                           MSUUSRealE            VEWwBd       VEWwEmgMkt        VEWwHrdAst        WPTGloPVC
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          575                39                -               486                -
     Single Premium contracts issued
       on or after April 16, 1990....          13,117            11,374            1,792            17,613            3,460
     Multiple Payment and Flexible
       Premium contracts.............          38,337            15,186           12,394            20,246            2,733
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       52,029            26,599           14,186            38,345            6,193
                                         ============      ============     ============      ============     ============

                                             WPTIntEq         WPTSmCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          185                 -
     Single Premium contracts issued
       on or after April 16, 1990....          13,450            29,267
     Multiple Payment and Flexible
       Premium contracts.............          59,360            77,468
                                         ------------      ------------
         Total.......................  $       72,995           106,735
                                         ============      ============


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS,Continued

(4) Death Benefits

    Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5) Policy Loans (Net of Repayments)

    Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

    At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) Financial Highlights

    The following is a summary of units, unit fair values and contract owners'equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended December 31, 2000.

    The following is a summary for 2000:

                                                                             Unit        Contract                    Total
                                                                   Units   Fair Value Owners' Equity   Expenses(*)  Return(**)
                                                                   -----   ---------- --------------   -----------  ----------
Single Premium contracts issued prior to
April 16, 1990:
  American Century VP -
    American Century VP Capital Appreciation ................      7,428   $39.820221   $295,785         1.13%        8.49%
American Century VP -
  American Century VP International .........................      2,453    22.205291     54,470         0.96%      (17.24)%
American Century VP -
  American Century VP Value .................................        118    15.308543      1,806         1.00%       17.56%
Dreyfus Stock Index Fund ....................................      6,384    30.300792    193,440         0.56%       (9.73)%
Fidelity VIP - Equity-Income Portfolio ......................      5,076    47.985530    243,575         1.10%        7.88%
Fidelity VIP - Growth Portfolio .............................      4,686    70.634432    330,993         1.23%      (11.42)%
Fidelity VIP - High Income Portfolio ........................      1,862    22.540543     41,970         0.86%      (22.86)%
Fidelity VIP - Overseas Portfolio ...........................      2,500    27.806776     69,517         0.70%      (19.51)%
Fidelity VIP-II - Asset Manager Portfolio ...................      1,178    29.647039     34,924         1.03%       (4.41)%
Fidelity VIP-III - Growth Opportunities Portfolio ...........      1,231    11.614608     14,298         0.86%      (17.48)%
Nationwide SAT - Government Bond Fund .......................      1,707    25.392104     43,344         1.11%       11.98%
Nationwide SAT - Money Market Fund ..........................     12,856    17.866283    229,689         0.96%        5.50%
Nationwide SAT - Multi Sector Bond Fund .....................        259    10.458203      2,709         1.11%(***)   6.83%(***)
Nationwide SAT - Small Cap Value Fund .......................      5,781    12.068870     69,770         1.07%       10.65%
Nationwide SAT - Small Company Fund .........................        762    25.176901     19,185         1.01%        8.36%
Nationwide SAT - Total Return Fund ..........................      1,319    41.669957     54,963         0.45%       (2.61)%
Neuberger & Berman AMT - Growth Portfolio ...................      3,192    47.952407    153,064         1.02%      (12.09)%
Neuberger & Berman AMT -
  Limited Maturity Bond Fund ................................      6,082    19.346478    117,665         1.10%        6.25%
Neuberger & Berman AMT - Partners Portfolio .................         72    25.096849      1,807         1.00%        0.20%
Oppenheimer Bond Fund / VA ..................................         51    20.213946      1,031         1.07%        5.57%
Oppenheimer Capital Appreciation Fund / VA ..................      6,917    18.017261    124,625         1.06%       (0.73)%
Oppenheimer Global Securities Fund / VA .....................      2,118    30.445645     64,484         1.06%        4.57%
Strong Opportunities Fund II, Inc. ..........................        447    42.694690     19,085         1.09%        6.07%
The Universal Institutional Funds, Inc.-
  Emerging Markets Debt Portfolio
  (formerly Morgan Stanley -
  Emerging Markets Debt Portfolio) ..........................      1,265     9.982829     12,628         1.02%       10.83%
The Universal Institutional Funds, Inc.-
  U.S.Real Estate Portfolio
  (formerly Van Kampen American Capital -
  Morgan Stanley Real Estate Portfolio) .....................      3,074    19.442286     59,766         1.06%(***)  14.93%(***)
Van Eck WIT - Worldwide Bond Fund ...........................      1,105    15.517699     17,147         0.97%        1.36%
Van Eck WIT -
  Worldwide Emerging Markets Fund ...........................        407     6.661531      2,711         0.96%      (42.15)%
Van Eck WIT - Worldwide Hard Assets Fund ....................          5    13.393001         67         0.80%       10.85%
Warburg Pincus Trust -
  Global Post-Venture Capital Portfolio .....................      4,740    15.854894     75,152         0.92%      (19.34)%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                     Unit             Contract                      Total
                                                        Units     Fair Value       Owners' Equity Expenses(*)      Return(**)
                                                        -----     ----------       -------------- -----------      ----------
Single Premium contracts issued on or after
April 16, 1990:
 American Century VP -
   American Century VP Balanced . . . . . . . . . .     29,587      19.506844          577,149       1.27%          (3.90)%
 American Century VP -
   American Century VP Capital Appreciation . . . .    156,838      26.057031        4,086,733       1.38%           7.63%
 American Century VP -
   American Century VP Income and Growth. . . . . .     48,794      11.128733          543,015       1.29%         (11.76)%
 American Century VP -
   American Century VP International. . . . . . . .    126,911      21.441430        2,721,153       1.12%         (17.90)%
 American Century VP -
   American Century VP Value. . . . . . . . . . . .     57,614      14.906133          858,802       1.23%          16.63%
 The Dreyfus Socially Responsible
   Growth Fund, Inc.. . . . . . . . . . . . . . . .     33,067      31.114958        1,028,878       1.38%         (12.18)%
 Dreyfus Stock Index Fund . . . . . . . . . . . . .    248,888      29.173405        7,260,910       1.19%         (10.45)%
 Dreyfus IP - European Equity Portfolio . . . . . .      5,683       9.273374           52,701       1.78%(***)    (10.84)%(***)
 Dreyfus VIF - Appreciation Portfolio . . . . . . .     69,804      14.135555          986,718       1.32%          (1.93)%
 Dreyfus VIF - Growth and Income Portfolio. . . . .     16,818      13.856323          233,036       1.93%          (5.02)%
 Fidelity VIP - Equity-Income Portfolio . . . . . .    304,863      38.221825       11,652,420       1.30%           7.03%
 Fidelity VIP - Growth Portfolio. . . . . . . . . .    342,658      47.567395       16,299,348       1.32%         (12.12)%
 Fidelity VIP - High Income Portfolio . . . . . . .    100,049      22.581448        2,259,251       1.21%         (23.47)%
 Fidelity VIP - Overseas Portfolio. . . . . . . . .    168,125      19.502680        3,278,888       1.11%         (20.15)%
 Fidelity VIP-II - Asset Manager Portfolio. . . . .    201,334      28.195602        5,676,733       1.37%          (5.16)%
 Fidelity VIP-II - Contrafund Portfolio . . . . . .    250,535      23.563410        5,903,459       1.28%          (7.82)%
 Fidelity VIP-III - Growth Opportunities Portfolio.     19,392      11.331281          219,736       1.52%         (18.13)%
 Gartmore NSAT Global Technology
   & Communications Fund. . . . . . . . . . . . . .     18,398       5.998698          110,364       1.43%(***)   (160.59)%(***)
 Janus Aspen Series -
   Capital Appreciation Portfolio . . . . . . . . .     22,133       7.865419          174,085       1.24%(***)    (31.83)%(***)
 Janus Aspen Series -
   Global Technology Portfolio. . . . . . . . . . .     52,739       6.720656          354,441       1.57%(***)    (48.88)%(***)
 Janus Aspen Series -
   International Growth Portfolio . . . . . . . . .     72,749       7.883682          573,530       1.63%(***)    (31.55)%(***)
 Nationwide SAT - Capital Appreciation Fund . . . .     45,948      22.863519        1,050,533       1.01%         (27.48)%
 Nationwide SAT - Government Bond Fund. . . . . . .      188,357      20.498919        3,861,115       1.34%          11.09%
 Nationwide SAT - Mid Cap Growth Fund . . . . . . .      9,148       8.081237           73,927       1.03%(***)    (28.61)%(***)
 Nationwide SAT - Mid Cap Index Fund. . . . . . . .     10,564      10.427067          110,152       1.34%(***)      6.37%(***)
 Nationwide SAT - Money Market Fund . . . . . . . .    857,846      14.589227       12,515,310       1.31%           4.66%
 Nationwide SAT - Multi Sector Bond Fund. . . . . .      1,928      10.403041           20,057       1.09%(***)      6.01%(***)
 Nationwide SAT - Small Cap Growth Fund . . . . . .      3,122       8.049546           25,131       1.43%(***)    (29.07)%(***)
 Nationwide SAT - Small Cap Value Fund. . . . . . .    236,917      11.814503        2,799,057       1.32%           9.77%
 Nationwide SAT - Small Company Fund. . . . . . . .     74,796      24.415235        1,826,162       1.57%           7.50%
 Nationwide SAT - Total Return Fund . . . . . . . .    103,521      34.985736        3,621,758       1.34%          (3.38)%
 Neuberger & Berman AMT - Growth Portfolio. . . . .    110,577      32.939123        3,642,309       1.43%         (12.79)%
 Neuberger & Berman AMT - Guardian Portfolio. . . .      4,316      10.513749           45,377       1.71%          (0.17)%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio. . . . . . . . .     55,938      16.150810          903,444       1.44%           5.41%
 Neuberger & Berman AMT - Partners Portfolio. . . .     56,278      24.233377        1,363,806       1.09%          (0.59)%


                                                                        Unit          Contract                      Total
                                                       Units         Fair Value     Owners' Equity   Expenses(*)   Return(**)
                                                       -----         ----------     --------------   -----------   ----------

 Oppenheimer Aggressive Growth Fund / VA. . . . . .     25,730         7.757136         199,591       1.32%(***)    (33.44)%(***)
 Oppenheimer Bond Fund / VA . . . . . . . . . . . .     57,658        19.224081       1,108,422       1.33%           4.73%
 Oppenheimer Capital Appreciation Fund / VA . . . .     91,772        17.577949       1,613,164       1.73%          (1.51)%
 Oppenheimer Global Securities Fund / VA. . . . . .    103,662        29.312842       3,038,628       1.50%           3.74%
 Oppenheimer
   Main Street Growth and Income / VA . . . . . . .      3,017         8.977032          27,084       1.42%(***)    (15.25)%(***)
 Oppenheimer Multiple Strategies Fund / VA. . . . .    102,256        26.413991       2,700,989       1.45%           5.07%
 Strong Opportunity Fund II, Inc. . . . . . . . . .    101,232        40.898881       4,140,276       1.47%           5.23%
 Strong VIF - Strong Discovery Fund II. . . . . . .     29,577        20.076460         593,801       1.38%           3.05%
 Strong VIF - Strong International Stock Fund II. .     77,557         9.861771         764,849       0.71%         (40.30)%
 The Universal Institutional Funds, Inc.-
   Emerging Markets Debt Portfolio
   (formerly Morgan Stanley -
   Emerging Markets Debt Portfolio) . . . . . . . .      9,551         9.739230          93,019       1.78%           9.96%
 The Universal Institutional Funds, Inc.-
   U.S.Real Estate Portfolio
   (formerly Van Kampen American Capital -
   Morgan Stanley Real Estate Portfolio). . . . . .     50,123        18.833757         944,004       1.77%(***)     14.11%(***)
 Van Eck WIT - Worldwide Bond Fund. . . . . . . . .     31,281        14.757769         461,638       1.38%           0.56%
 Van Eck WIT -
   Worldwide Emerging Markets Fund. . . . . . . . .     37,709         6.486254         244,590       0.43%         (42.61)%
 Van Eck WIT - Worldwide Hard Assets Fund . . . . .     57,160        14.404038         823,335       1.35%           9.97%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio. . . . . .     11,974        15.438040         184,855       0.78%         (19.98)%
 Warburg Pincus Trust -
   International Equity Portfolio . . . . . . . . .     66,083        12.864457         850,122       1.07%         (26.85)%
 Warburg Pincus Trust -
   Small Company Growth Portfolio . . . . . . . . .    118,070        20.639565       2,436,913       1.31%         (19.17)%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP -
   American Century VP Balanced . . . . . . . . . .    204,099        20.372425       4,157,992       0.79%          (3.42)%
 American Century VP -
   American Century VP Capital Appreciation . . . .    819,897        25.207415      20,667,484       0.98%           8.17%
 American Century VP -
   American Century VP Income and Growth. . . . . .    303,622        11.277817       3,424,193       0.79%         (11.32)%
 American Century VP -
   American Century VP International. . . . . . . .    754,646        22.139513      16,707,495       0.90%         (17.49)%
 American Century VP -
   American Century VP Value. . . . . . . . . . . .    323,587        15.208380       4,921,234       0.57%          17.21%
 The Dreyfus Socially Responsible
   Growth Fund, Inc.  . . . . . . . . . . . . . . .    508,803        32.259560      16,413,761       0.86%         (11.74)%
 Dreyfus Stock Index Fund . . . . . . . . . . . . .  2,613,545        30.248565      79,055,986       0.83%         (10.00)%
 Dreyfus IP - European Equity Portfolio . . . . . .      3,721         9.304097          34,621       0.34%(***)    (10.38)%(***)
 Dreyfus VIF - Appreciation Portfolio . . . . . . .    365,003        14.382034       5,249,486       0.79%          (1.44)%
 Dreyfus VIF - Growth and Income Portfolio. . . . .    152,925        14.137245       2,161,938       0.77%          (4.54)%
 Fidelity VIP - Equity-Income Portfolio . . . . . .  1,556,185        40.214814      62,581,690       0.72%           7.56%
 Fidelity VIP - Growth Portfolio. . . . . . . . . .  2,621,312        49.366480     129,404,946       0.87%         (11.69)%
 Fidelity VIP - High Income Portfolio . . . . . . .    619,065        21.565326      13,350,339       0.84%         (23.09)%
 Fidelity VIP - Overseas Portfolio. . . . . . . . .    866,875        21.539183      18,671,779       0.87%         (19.75)%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                         Unit          Contract                      Total
                                                           Units       Fair Value    Owners' Equity  Expenses(*)    Return(**)
                                                           -----       ----------    --------------  -----------    ----------
Fidelity VIP-II - Asset Manager Portfolio .............    851,071      26.071970       22,189,098     0.78%         (4.69)%
Fidelity VIP-II - Contrafund Portfolio ................  2,107,468      24.218904       51,040,565     0.81%         (7.36)%
Fidelity VIP-III - Growth Opportunities Portfolio .....    358,453      11.528985        4,132,599     0.77%        (17.72)%
Gartmore NSAT Emerging Markets Fund ...................      1,063       8.695491            9,243     0.82%(***)   (52.38)%(***)
Gartmore NSAT Global Technology
 & Communications Fund ................................     46,652       6.005978          280,191     0.69%(***)  (160.31)%(***)
Gartmore NSAT International Growth Fund ...............        453       9.231934            4,182     0.67%(***)   (30.83)%(***)
Janus Aspen Series -
 Capital Appreciation Portfolio .......................    297,781       7.891490        2,349,936     0.68%(***)   (31.44)%(***)
Janus Aspen Series -
 Global Technology Portfolio ..........................    259,751       6.742955        1,751,489     0.61%(***)   (48.56)%(***)
Janus Aspen Series -
 International Growth Portfolio .......................    174,672       7.909816        1,381,623     0.63%(***)   (31.16)%(***)
Nationwide SAT - Capital Appreciation Fund ............    952,662      23.877962       22,747,627     0.84%        (27.12)%
Nationwide SAT - Government Bond Fund .................    359,189      19.556523        7,024,488     0.62%         11.65%
Nationwide SAT - Mid Cap Growth Fund ..................     76,685       8.108035          621,765     0.83%(***)   (28.21)%(***)
Nationwide SAT - Mid Cap Index Fund ...................    145,426      10.461575        1,521,385     0.52%(***)     6.89%(***)
Nationwide SAT - Money Market Fund ....................  2,268,467      14.571330       33,054,581     0.71%          5.18%
Nationwide SAT - Multi Sector Bond Fund ...............      3,000      10.437484           31,312     0.91%(***)     6.51%(***)
Nationwide SAT - Small Cap Growth Fund ................     85,563       8.076240          691,027     0.63%(***)   (28.68)%(***)
Nationwide SAT - Small Cap Value Fund .................    275,697      11.972833        3,300,874     0.42%         10.32%
Nationwide SAT - Small Company Fund ...................    998,068      25.056031       25,007,623     0.84%          8.03%
Nationwide SAT - Total Return Fund ....................  2,359,054      34.069071       80,370,778     0.79%         (2.90)%
Neuberger & Berman AMT - Growth Portfolio .............    793,907      33.145055       26,314,091     1.06%        (12.36)%
Neuberger & Berman AMT - Guardian Portfolio ...........    149,159      10.654639        1,589,235     0.80%          0.33%
Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio ......................    141,846      15.848178        2,248,001     0.67%          5.94%
Neuberger & Berman AMT - Partners Portfolio ...........    781,588      25.022294       19,557,125     0.79%         (0.01)%
Oppenheimer Aggressive Growth Fund / VA ...............    313,898       7.782869        2,443,027     0.84%(***)   (33.05)%(***)
Oppenheimer Bond Fund / VA ............................    480,377      18.615856        8,942,629     0.76%          5.26%
Oppenheimer Capital Appreciation Fund / VA ............    796,536      17.884539       14,245,679     0.88%         (1.02)%
Oppenheimer Global Securities Fund / VA ...............  1,096,887      30.393395       33,338,120     0.85%          4.26%
Oppenheimer
 Main Street Growth and Income / VA ...................     33,482       9.006749          301,564     0.57%(***)   (14.80)%(***)
Oppenheimer Multiple Strategies Fund / VA .............    412,843      26.579650       10,973,222     0.78%          5.59%
Strong Opportunity Fund II, Inc. ......................    877,807      42.709091       37,490,339     0.80%          5.75%
Strong VIF - Strong Discovery Fund II .................    271,144      20.965624        5,684,703     0.86%          3.57%
Strong VIF - Strong International Stock Fund II .......    210,636      10.120684        2,131,780     1.32%        (40.00)%
The Universal Institutional Funds, Inc.-
 Emerging Markets Debt Portfolio
 (formerly Morgan Stanley -
 Emerging Markets Debt Portfolio) .....................     62,323       9.909218          617,572     0.97%         10.50%
The Universal Institutional Funds, Inc.-
 U.S.Real Estate Portfolio
 (formerly Van Kampen American Capital -
 Morgan Stanley Real Estate Portfolio) ................    277,285      19.357784        5,367,623     0.71%(***)    14.61%(***)
Turner NSAT Growth Focus Fund .........................      7,806       6.332010           49,428     0.70%(***)  (147.22)%(***)
Van Eck WIT - Worldwide Bond Fund .....................    123,195      14.152095        1,743,467     0.79%          1.06%


                                                                            Unit        Contract                     Total
                                                           Units         Fair Value   Owners' Equity    Expenses(*)  Return(**)
                                                           -----         ----------   --------------    -----------  ----------
 Van Eck WIT -
   Worldwide Emerging Markets Fund ......................  443,771         6.617911       2,936,837        1.05%     (42.33)%
 Van Eck WIT - Worldwide Hard Assets Fund ...............  186,255        16.202639       3,017,823        0.81%      10.52%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio ................  139,959        15.751152       2,204,515        0.99%     (19.58)%
 Warburg Pincus Trust -
   International Equity Portfolio .......................  525,361        13.222451       6,946,560        0.82%     (26.48)%
 Warburg Pincus Trust -
   Small Company Growth Portfolio .......................  942,509        21.214019      19,994,404        0.91%     (18.76)%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP -
   American Century VP Balanced .........................   46,479        15.701900         729,809        0.00%      (2.65)%
 American Century VP -
   American Century VP Capital Appreciation .............  136,380        15.483078       2,111,582        0.00%       9.03%
 American Century VP -
   American Century VP Income and Growth ................   51,494        11.520561         593,240        0.00%     (10.62)%
 American Century VP -
   American Century VP International ....................  143,626        20.710054       2,974,502        0.00%     (16.83)%
 American Century VP -
   American Century VP Value ............................   53,790        15.704757         844,759        0.00%      18.14%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. ....................................   87,987        21.499776       1,891,701        0.00%     (11.03)%
 Dreyfus Stock Index Fund ...............................  591,538        21.373424      12,643,192        0.00%      (9.28)%
 Dreyfus IP - European Equity Portfolio .................    2,553         9.353456          23,879        0.00%      (9.65)%
 Dreyfus VIF - Appreciation Portfolio ...................   68,662        14.785375       1,015,193        0.00%      (0.65)%(***)
 Dreyfus VIF - Growth and Income Portfolio ..............   50,580        14.598583         738,396        0.00%      (3.78)%
 Fidelity VIP - Equity-Income Portfolio  ................  410,082        17.788146       7,294,598        0.00%       8.42%
 Fidelity VIP - Growth Portfolio ........................  494,090        22.013206      10,876,505        0.00%     (10.98)%
 Fidelity VIP - High Income Portfolio ...................  251,453        10.222956       2,570,593        0.00%     (22.47)%
 Fidelity VIP - Overseas Portfolio ......................  109,074        15.480896       1,688,563        0.00%     (19.11)%
 Fidelity VIP-II - Asset Manager Portfolio ..............   97,054        16.328861       1,584,781        0.00%      (3.93)%
 Fidelity VIP-II - Contrafund Portfolio .................  339,730        21.061590       7,155,254        0.00%      (6.62)%
 Fidelity VIP-III - Growth Opportunities Portfolio ......   67,837        11.852480         804,037        0.00%     (17.07)%
 Gartmore NSAT Global Technology
   & Communications Fund ................................    2,596         6.017639          15,622        0.00%    (159.83)%(***)
 Janus Aspen Series -
   Capital Appreciation Portfolio  ......................   54,056         7.933369         428,846        0.00%     (30.82)%(***)
 Janus Aspen Series -
   Global Technology Portfolio ..........................   51,067         6.778794         346,173        0.00%     (48.02)%(***)
 Janus Aspen Series -
   International Growth Portfolio .......................   28,662         7.951801         227,915        0.00%     (30.53)%(***)
 Nationwide SAT - Capital Appreciation Fund .............  202,780        15.547089       3,152,639        0.00%     (26.53)%
 Nationwide SAT - Government Bond Fund ..................  147,694        14.017108       2,070,243        0.00%      12.54%
 Nationwide SAT - Mid Cap Growth Fund ...................   15,341         8.151094         125,046        0.00%     (27.57)%(***)
 Nationwide SAT - Mid Cap Index Fund ....................   15,903        10.517026         167,252        0.00%       7.71%(***)
 Nationwide SAT - Money Market Fund .....................  690,357        12.735851       8,792,284        0.00%       6.03%
 Nationwide SAT - Multi Sector Bond Fund ................    3,146        10.492823          33,010        0.00%       7.35%(***)
 Nationwide SAT - Small Cap Growth Fund .................    5,428         8.119138          44,071        0.00%     (28.04)%(***)
 Nationwide SAT - Small Cap Value Fund ..................   92,343        12.230652       1,129,415        0.00%      11.20%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                        Unit         Contract                         Total
                                                          Units      Fair Value   Owners' Equity    Expenses(*)      Return(**)
                                                          -----      ----------   --------------    -----------      ----------
   Nationwide SAT - Small Company Fund ..............    232,635      19.565011      4,551,506        0.00%            8.90%
   Nationwide SAT - Total Return Fund ...............    383,717      18.308017      7,025,097        0.00%           (2.12)%
   Neuberger & Berman AMT - Growth Portfolio ........    165,377      19.543829      3,232,100        0.00%          (11.66)%
   Neuberger & Berman AMT - Guardian Portfolio ......     31,192      10.883981        339,493        0.00%            1.13%
   Neuberger & Berman AMT -
    Limited Maturity Bond Portfolio .................     48,744      12.650873        616,654        0.00%            6.78%
   Neuberger & Berman AMT - Partners Portfolio ......    218,683      16.971642      3,711,410        0.00%            0.07%
   Oppenheimer Aggressive Growth Fund / VA ..........     29,380       7.824211        229,875        0.00%          (32.44)%(***)
   Oppenheimer Bond Fund / VA .......................    108,962      12.977817      1,414,089        0.00%            6.10%
   Oppenheimer Capital Appreciation Fund / VA .......    115,080      18.386180      2,115,882        0.00%           (0.23)%
   Oppenheimer Global Securities Fund / VA ..........    119,169      25.205074      3,003,663        0.00%            5.09%
   Oppenheimer
    Main Street Growth and Income / VA ..............     10,745       9.054521         97,291        0.00%          (14.09)%(***)
   Oppenheimer Multiple Strategies Fund / VA ........     82,390      16.271709      1,340,626        0.00%            6.44%
   Strong Opportunity Fund II, Inc. .................     96,471      22.004768      2,122,822        0.00%            6.60%
   Strong VIF - Strong Discovery Fund II ............     25,155      12.955970        325,907        0.00%            4.39%
   Strong VIF - Strong International Stock Fund II ..     51,648       9.373600        484,128        0.00%          (39.52)%
   The Universal Institutional Funds, Inc.-
    Emerging Markets Debt Portfolio
    (formerly Morgan Stanley -
    Emerging Markets Debt Portfolio) ................     33,493      10.187412        341,207        0.00%           11.39%
   The Universal Institutional Funds, Inc.-
    U.S.Real Estate Portfolio
    (formerly Van Kampen American Capital -
    Morgan Stanley Real Estate Portfolio) ...........     57,529      18.164582      1,044,990        0.00%           15.43%(***)
   Van Eck WIT - Worldwide Bond Fund ................     15,146      11.400381        172,670        0.00%            1.87%
   Van Eck WIT -
    Worldwide Emerging Markets Fund .................     91,301       6.834145        623,964        0.00%          (41.87)%
   Van Eck WIT - Worldwide Hard Assets Fund .........     35,253       9.200485        324,345        0.00%           11.40%
   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........     19,402      16.265390        315,581        0.00%          (18.94)%
   Warburg Pincus Trust -
    International Equity Portfolio ..................    119,996      11.631433      1,395,725        0.00%          (25.90)%
   Warburg Pincus Trust -
    Small Company Growth Portfolio ..................    212,377      15.287247      3,246,660        0.00%          (18.11)%
                                                         =======      =========   ------------
                                                                                $1,071,884,297
                                                                                ==============

The following is a summary for 1999:
Single Premium contracts issued prior to April 16, 1990:

   American Century VP -
    American Century VP Capital Appreciation . . . .  .    6,108    $ 36.406768 $      222,373        0.87%           63.70%
   American Century VP -
    American Century VP International . . . . . . . . .    2,459      26.614141         65,444        1.10%           63.23%
   The Dreyfus Socially Responsible
    Growth Fund, Inc. . . . . . . . . . . . . . . . . .    1,699      36.209915         61,521        1.08%           29.43%
   Dreyfus Stock Index Fund . . . . . . . . . . . . . .   16,208      33.296352        539,667        0.44%           20.00%




                                                                                Unit             Contract                  Total
                                                                Units        Fair Value       Owners' Equity Expenses(*)  Return(**)
                                                                -----        ----------       -------------- -----------  ----------
 Dreyfus VIF - Appreciation Portfolio ......................       868        14.538186           12,619       1.37%      10.90%
 Fidelity VIP - Equity-Income Portfolio ....................     5,082        44.120448          224,220       0.83%       5.80%
 Fidelity VIP - Growth Portfolio ...........................     3,009        79.099308          238,010       1.32%      36.75%
 Fidelity VIP - High Income Portfolio ......................     2,115        28.983767           61,301       0.73%       7.62%
 Fidelity VIP - Overseas Portfolio .........................     4,084        34.268141          139,951       0.45%      41.92%
 Fidelity VIP-II - Asset Manager Portfolio .................     1,185        30.762893           36,454       1.39%      10.54%
 Fidelity VIP-II - Contrafund Portfolio ....................       677        25.968332           17,581       1.37%      23.63%
 Fidelity VIP-III - Growth Opportunities Portfolio .........     1,477        13.960952           20,620       1.33%       3.75%
 Morgan Stanley -
   Emerging Markets Debt Portfolio .........................     1,518         8.934183           13,562       0.13%      28.73%
 Nationwide SAT - Capital Appreciation Fund ................     1,979        32.388538           64,097       1.36%       3.76%
 Nationwide SAT - Government Bond Fund .....................     1,747        22.492327           39,294       0.95%      (2.83)%
 Nationwide SAT - Money Market Fund ........................    16,350        16.794246          274,586       0.56%       4.32%
 Nationwide SAT - Small Cap Value Fund .....................     2,201        10.825871           23,828       0.31%      27.20%
 Nationwide SAT - Small Company Fund .......................       913        23.047417           21,042       1.32%      43.30%
 Nationwide SAT - Total Return Fund ........................     4,738        42.439374          201,078       1.18%       6.41%
 Neuberger & Berman AMT - Growth Portfolio .................     3,041        54.109841          164,548       0.31%      49.65%
 Neuberger & Berman AMT - Guardian Portfolio ...............       561        10.593122            5,943       1.25%      14.36%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio .........................     5,986        18.060558          108,111       0.85%       0.97%
 Strong Opportunities Fund II, Inc. ........................       450        40.018322           18,008       1.21%      34.23%
 Van Eck WIT - Worldwide Bond Fund .........................     1,325        15.185599           20,121       0.60%      (8.28)%
 Van Eck WIT -
   Worldwide Emerging Markets Fund .........................     6,267        11.423096           71,589       0.86%      99.29%
 Van Eck WIT - Worldwide Hard Assets Fund ..................        10        11.984540              120       0.81%      20.40%

Single Premium contracts issued on or after
April 16, 1990:
 American Century VP -
   American Century VP Balanced ............................    36,043        20.298769          731,629       1.18%       8.64%
 American Century VP -
   American Century VP Capital Appreciation ................   134,822        24.209204        3,263,933       0.91%      62.40%
 American Century VP -
   American Century VP Income and Growth ...................    53,220        12.612413          671,233       1.29%      16.50%
 American Century VP -
   American Century VP International .......................   162,982        26.114709        4,256,228       0.74%      61.93%
 American Century VP -
   American Century VP Value ...............................    26,781        12.781220          342,294       1.31%      (2.13)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. .......................................    31,488        35.428815        1,115,583       1.59%      28.40%
 Dreyfus Stock Index Fund ..................................   315,343        32.576553       10,272,788       1.56%      19.05%
 Dreyfus VIF - Appreciation Portfolio ......................    81,279        14.413356        1,171,503       1.20%      10.02%
 Dreyfus VIF - Growth and Income Portfolio .................     9,941        14.588194          145,021       1.43%      15.38%
 Fidelity VIP - Equity-Income Portfolio  ...................   395,355        35.712129       14,118,969       1.00%       4.96%
 Fidelity VIP - Growth Portfolio ...........................   355,884        54.130524       19,264,187       1.39%      35.66%
 Fidelity VIP - High Income Portfolio ......................   105,520        29.506936        3,113,572       1.16%       6.76%
 Fidelity VIP - Overseas Portfolio .........................   213,601        24.423718        5,216,931       0.88%      40.79%
 Fidelity VIP-II - Asset Manager Portfolio .................   211,956        29.730624        6,301,584       0.86%       9.66%
 Fidelity VIP-II - Contrafund Portfolio ....................   290,335        25.563198        7,421,891       1.46%      22.65%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                       Unit             Contract                         Total
                                                         Units      Fair Value       Owners' Equity   Expenses(*)      Return(**)
                                                         -----      ----------       --------------   -----------      ----------
 Fidelity VIP-III - Growth Opportunities Portfolio ..    21,868      13.841079            302,677       1.68%            2.93%
 Morgan Stanley -
   Emerging Markets Debt Portfolio ..................     6,540       8.857388             57,927       1.23%           27.71%
 Nationwide SAT - Capital Appreciation Fund .........    62,075      31.526314          1,956,996       0.84%            2.93%
 Nationwide SAT - Government Bond Fund ..............   240,383      18.452016          4,435,551       0.52%           (3.61)%
 Nationwide SAT - Money Market Fund ................. 1,082,615      13.940225         15,091,897       0.66%            3.49%
 Nationwide SAT - Small Cap Value Fund ..............    23,585      10.762831            253,841       1.07%           26.19%
 Nationwide SAT - Small Company Fund ................    66,890      22.712185          1,519,218       1.60%           42.16%
 Nationwide SAT - Total Return Fund .................   115,322      36.208762          4,175,667       1.62%            5.56%
 Neuberger & Berman AMT - Growth Portfolio ..........    97,552      37.771042          3,684,641       1.07%           48.46%
 Neuberger & Berman AMT - Guardian Portfolio ........     2,945      10.531438             31,015       1.77%           13.45%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ..................    58,827      15.321478            901,317       0.72%            0.17%
 Neuberger & Berman AMT - Partners Portfolio ........    69,118      24.377639          1,684,934       1.70%            5.98%
 Oppenheimer Bond Fund / VA .........................    70,351      18.355321          1,291,315       1.32%           (2.79)%
 Oppenheimer Capital Appreciation Fund / VA .........    60,384      17.847892          1,077,727       1.44%           39.83%
 Oppenheimer Global Securities Fund / VA ............    99,036      28.256521          2,798,413       1.81%           56.44%
 Oppenheimer Multiple Strategies Fund / VA ..........   106,259      25.139330          2,671,280       0.93%           10.35%
 Strong Opportunity Fund II, Inc. ...................   102,073      38.955700          3,976,325       1.63%           33.17%
 Strong VIF - Strong Discovery Fund II ..............    32,996      19.481837            642,823       1.28%            3.73%
 Strong VIF - Strong International Stock Fund II ....   142,490      16.519505          2,353,864       0.35%           84.79%
 Van Eck WIT - Worldwide Bond Fund ..................    34,273      14.675886            502,987       0.76%           (9.01)%
 Van Eck WIT -
   Worldwide Emerging Markets Fund ..................   123,914      11.302972          1,400,596       0.87%           97.70%
 Van Eck WIT Worldwide Hard Assets Fund .............    71,735      13.098076            939,590       0.65%           19.44%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio .................    39,678      14.898574            591,146       1.12%           (4.62)%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio ............    88,739      19.293144          1,712,054       0.29%           61.39%
 Warburg Pincus Trust -
   International Equity Portfolio ...................    81,838      17.586224          1,439,221       1.17%           51.45%
 Warburg Pincus Trust -
   Small Company Growth Portfolio ...................   114,996      25.533360          2,936,234       0.91%           66.90%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP - Balanced .....................   222,611      21.094348          4,695,834       0.77%            9.18%
 American Century VP -
   American Century VP Capital Appreciation .........   643,372      23.303640         14,992,909       0.71%           63.21%
 American Century VP -
   American Century VP Income and Growth ............   235,223      12.717991          2,991,564       1.13%           17.08%
 American Century VP -
   American Century VP International ................   649,836      26.831062         17,435,790       0.73%           62.74%
 American Century VP -
   American Century VP Value ........................   156,791      12.975752          2,034,481       0.85%           (1.64)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. ................................   450,901      36.549891         16,480,382       0.68%           29.04%
 Dreyfus Stock Index Fund ........................... 2,592,791      33.609618         87,142,715       0.77%           19.64%
 Dreyfus VIF - Appreciation Portfolio ...............   404,377      14.591996          5,900,668       0.97%           10.57%


                                                                             Unit            Contract                      Total
                                                            Units          Fair Value     Owners' Equity     Expenses(*) Return(**)
                                                            -----          ----------     --------------     ----------- ----------
 Dreyfus VIF - Growth and Income Portfolio ............     138,815        14.810164         2,055,873           0.69%      15.95%
 Fidelity VIP - Equity-Income Portfolio  ..............   1,750,754        37.388084        65,457,338           0.89%       5.48%
 Fidelity VIP - Growth Portfolio ......................   2,613,902        55.899014       146,114,544           0.75%      36.34%
 Fidelity VIP - High Income Portfolio .................     672,537        28.039263        18,857,442           0.82%       7.29%
 Fidelity VIP - Overseas Portfolio ....................     863,446        26.840170        23,175,037           0.79%      41.49%
 Fidelity VIP-II - Asset Manager Portfolio ............     917,098        27.355020        25,087,234           0.87%      10.21%
 Fidelity VIP-II - Contrafund Portfolio ...............   2,151,780        26.143948        56,256,024           0.76%      23.26%
 Fidelity VIP-III - Growth Opportunities Portfolio ....     385,372        14.012663         5,400,088           0.77%       3.44%
 Morgan Stanley -
   Emerging Markets Debt Portfolio ....................      43,728         8.967304           392,122           0.79%      28.35%
 Nationwide SAT - Capital Appreciation Fund ...........   1,104,444        32.761545        36,183,292           0.73%       3.45%
 Nationwide SAT - Government Bond Fund ................     402,906        17.516435         7,057,477           1.32%      (3.13)%
 Nationwide SAT - Money Market Fund ...................   2,312,418        13.853330        32,034,690           1.13%       4.01%
 Nationwide SAT - Small Cap Value Fund ................     165,130        10.852975         1,792,152           0.91%      26.82%
 Nationwide SAT - Small Company Fund ..................     907,754        23.192622        21,053,195           0.60%      42.87%
 Nationwide SAT - Total Return Fund ...................   2,622,351        35.085217        92,005,754           0.68%       6.09%
 Neuberger & Berman AMT - Growth Portfolio ............     660,524        37.818375        24,979,944           0.65%      49.20%
 Neuberger & Berman AMT - Guardian Portfolio ..........     181,217        10.619652         1,924,461           0.78%      14.02%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ....................     203,409        14.959827         3,042,963           0.95%       0.67%
 Neuberger & Berman AMT - Partners Portfolio ..........   1,008,241        25.046437        25,252,845           0.71%       6.51%
 Oppenheimer Bond Fund / VA ...........................     520,266        17.686402         9,201,634           0.77%      (2.30)%
 Oppenheimer Capital Appreciation Fund / VA ...........     535,283        18.069110         9,672,087           0.54%      40.53%
 Oppenheimer Global Securities Fund / VA ..............   1,018,848        29.152831        29,702,304           0.63%      57.22%
 Oppenheimer Multiple Strategies Fund / VA ............     437,927        25.171538        11,023,296           0.85%      10.91%
 Strong Opportunity Fund II, Inc. .....................     898,106        40.478200        36,353,714           0.71%      33.83%
 Strong VIF - Strong Discovery Fund II ................     296,260        20.243703         5,997,399           0.65%       4.25%
 Strong VIF - Strong International Stock Fund II ......     219,407        16.868902         3,701,155           0.70%      85.71%
 Van Eck WIT - Worldwide Bond Fund ....................     143,676        14.003753         2,012,003           0.92%      (8.56)%
 Van Eck WIT -
   Worldwide Emerging Markets Fund ....................     576,742        11.474995         6,618,112           0.63%      98.69%
 Van Eck - Worldwide Hard Assets Fund .................     206,979        14.660562         3,034,428           1.04%      20.04%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio ...................     246,788        15.237208         3,760,360           0.83%      (4.14)%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio ..............     123,907        19.586645         2,426,922           0.67%      62.20%
 Warburg Pincus Trust -
   International Equity Portfolio .....................     555,966        17.985801         9,999,494           0.66%      52.21%
 Warburg Pincus Trust -
   Small Company Growth Portfolio .....................     754,487        26.113570        19,702,349           0.58%      67.73%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP - Balanced .......................      47,439        16.129489           765,167           0.00%      10.06%
 American Century VP -
   American Century VP Capital Appreciation ...........      67,671        14.200282           960,947           0.00%      64.52%
 American Century VP -
   American Century VP Income and Growth ..............      90,023        12.888778         1,160,286           0.00%      18.02%
 American Century VP -
   American Century VP International ..................     120,278        24.899615         2,994,876           0.00%      64.04%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                            Unit          Contract                      Total
                                                              Units      Fair Value     Owners' Equity  Expenses(*)   Return(**)
                                                              -----      ----------     --------------  -----------   ----------
American Century VP -
 American Century VP Value . . . . . . . . . . . . . .        42,323      13.293167          562,607       0.00%        (0.85)%
The Dreyfus Socially Responsible
 Growth Fund, Inc. . . . . . . . . . . . . . . . . . .        72,077      24.166067        1,741,818       0.00%        30.08%
Dreyfus Stock Index Fund . . . . . . . . . . . . . . .       619,532      23.560156       14,596,271       0.00%        20.60%
Dreyfus VIF - Appreciation Portfolio . . . . . . . . .        54,118      14.882433          805,408       0.00%        11.46%
Dreyfus VIF - Growth and Income Portfolio. . . . . . .        42,510      15.172345          644,976       0.00%        16.88%
Fidelity VIP - Equity-Income Portfolio . . . . . . . .       442,948      16.406894        7,267,401       0.00%         6.33%
Fidelity VIP - Growth Portfolio. . . . . . . . . . . .       462,592      24.728511       11,439,211       0.00%        37.44%
Fidelity VIP - High Income Portfolio . . . . . . . . .       301,341      13.186454        3,973,619       0.00%         8.15%
Fidelity VIP - Overseas Portfolio. . . . . . . . . . .       121,065      19.137888        2,316,928       0.00%        42.63%
Fidelity VIP-II - Asset Manager Portfolio. . . . . . .        98,987      16.996678        1,682,450       0.00%        11.09%
Fidelity VIP-II - Contrafund Portfolio . . . . . . . .       334,798      22.555449        7,551,519       0.00%        24.25%
Fidelity VIP-III - Growth Opportunities Portfolio. . .        67,209      14.291602          960,524       0.00%         4.27%
Morgan Stanley -
 Emerging Markets Debt Portfolio . . . . . . . . . . .        25,999       9.146001          237,787       0.00%        29.37%
Nationwide SAT - Capital Appreciation Fund . . . . . .       234,699      21.161942        4,966,687       0.00%         4.28%
Nationwide SAT - Government Bond Fund. . . . . . . . .       146,891      12.455412        1,829,588       0.00%        (2.35)%
Nationwide SAT - Money Market Fund . . . . . . . . . .       710,620      12.011954        8,535,935       0.00%         4.85%
Nationwide SAT - Small Cap Value Fund. . . . . . . . .        86,677      10.998838          953,346       0.00%        27.84%
Nationwide SAT - Small Company Fund. . . . . . . . . .       210,131      17.966399        3,775,297       0.00%        44.02%
Nationwide SAT - Total Return Fund . . . . . . . . . .       408,867      18.704720        7,647,743       0.00%         6.94%
Neuberger & Berman AMT - Growth Portfolio. . . . . . .       101,415      22.122463        2,243,550       0.00%        50.40%
Neuberger & Berman AMT - Guardian Portfolio. . . . . .        28,718      10.762335          309,073       0.00%        14.93%
Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio . . . . . . . . . . .        73,941      11.847132          875,989       0.00%         1.48%
Neuberger & Berman AMT - Partners Portfolio. . . . . .       229,651      16.853460        3,870,414       0.00%         7.37%
Oppenheimer Bond Fund / VA . . . . . . . . . . . . . .       101,438      12.232154        1,240,805       0.00%        (1.52)%
Oppenheimer Capital Appreciation Fund / VA . . . . . .        83,414      18.428739        1,537,215       0.00%        41.66%
Oppenheimer Global Securities Fund / VA. . . . . . . .        94,622      23.984739        2,269,484       0.00%        58.48%
Oppenheimer Multiple Strategies Fund / VA. . . . . . .        80,822      15.287602        1,235,575       0.00%        11.80%
Strong Opportunity Fund II, Inc. . . . . . . . . . . .        85,543      20.690172        1,769,899       0.00%        34.91%
Strong VIF - Strong Discovery Fund II. . . . . . . . .        19,763      12.410693          245,273       0.00%         5.09%
Strong VIF - Strong International Stock Fund II. . . .        91,170      15.499580        1,413,097       0.00%        87.20%
Van Eck WIT - Worldwide Bond Fund. . . . . . . . . . .        16,613      11.191476          185,924       0.00%        (7.82)%
Van Eck WIT -
 Worldwide Emerging Markets Fund . . . . . . . . . . .       175,122      11.755719        2,058,685       0.00%       100.28%
Van Eck WIT - Worldwide Hard Assets Fund . . . . . . .        38,783       8.258894          320,305       0.00%        21.00%
Van Kampen LIT - Morgan Stanley
 Real Estate Securities Portfolio. . . . . . . . . . .        53,125      14.184757          753,565       0.00%        (3.37)%
Warburg Pincus Trust -
 Global Post-Venture Capital Portfolio . . . . . . . .        14,680      20.065541          294,562       0.00%        63.50%
Warburg Pincus Trust -
 International Equity Portfolio. . . . . . . . . . . .       142,042      15.696053        2,229,499       0.00%        53.43%
Warburg Pincus Trust -
 Small Company Growth Portfolio. . . . . . . . . . . .       154,684      18.668523        2,887,722       0.00%        69.08%
                                                           =========     ==========   --------------
                                                                                      $1,144,615,392
                                                                                      ==============


                                                                              Unit         Contract                   Total
                                                                  Units   Fair Value   Owners' Equity  Expenses(*)  Return(**)
                                                                  -----   ----------   --------------  -----------  ----------

The following is a summary for 1998:
Single Premium contracts issued prior to
 April 16, 1990:
   American Century VP -
    American Century VP Capital Appreciation. . . . . . . . .      6,437  $ 22.339504  $    143,799      0.76%      (2.73)%
   Dreyfus Stock Index Fund . . . . . . . . . . . . . . . . .     14,798    27.871347       412,440      1.16%       27.46%
   Dreyfus VIF - Appreciation Portfolio . . . . . . . . . . .        876    13.168334        11,535      1.77%       29.45%
   Fidelity VIP - Equity-Income Portfolio . . . . . . . . . .      6,566    41.890019       275,050      0.91%       10.97%
   Fidelity VIP - Growth Portfolio. . . . . . . . . . . . . .      4,551    58.102055       264,422      0.97%       38.67%
   Fidelity VIP - High Income Portfolio . . . . . . . . . . .      3,510    27.054068        94,960      0.87%      (4.89)%
   Fidelity VIP - Overseas Portfolio. . . . . . . . . . . . .      4,966    24.255551       120,453      0.92%       12.09%
   Fidelity VIP-II - Asset Manager Portfolio. . . . . . . . .      1,193    27.955691        33,351      0.94%       14.38%
   Fidelity VIP-II - Contrafund Portfolio . . . . . . . . . .        684    21.098746        14,432      0.37%       29.22%
   Nationwide SAT - Capital Appreciation Fund . . . . . . . .      2,354    31.356408        73,813      0.99%       29.20%
   Nationwide SAT - Government Bond Fund. . . . . . . . . . .      1,481    23.252862        34,437      0.75%        8.27%
   Nationwide SAT - Money Market Fund . . . . . . . . . . . .      9,477    16.171326       153,256      0.91%        4.67%
   Nationwide SAT - Total Return Fund . . . . . . . . . . . .      4,462    40.062865       178,761      1.14%       17.38%
   Neuberger & Berman AMT - Growth Portfolio. . . . . . . . .      4,910    36.321304       178,338      0.93%       14.85%
   Neuberger & Berman AMT -
    Limited Maturity Bond Portfolio . . . . . . . . . . . . .      5,842    17.967444       104,966      0.92%        3.78%
   Strong Opportunities Fund II, Inc. . . . . . . . . . . . .        452    29.946506        13,536      0.93%       12.88%
   Van Eck WIT - Worldwide Bond Fund. . . . . . . . . . . . .        264    16.631673         4,391      1.65%       12.09%
   Van Eck WIT - Worldwide Hard Assets Fund . . . . . . . . .      5,479     9.998900        54,784      0.72%     (31.37)%
   Van Kampen American Capital - Morgan Stanley
    Real Estate Securities Portfolio. . . . . . . . . . . . .      4,103    15.812545        64,879      0.82%     (12.14)%
   Warburg Pincus Trust -
    International Equity Portfolio. . . . . . . . . . . . . .      1,777    11.754581        20,888      0.90%        4.73%

 Single Premium contracts issued on or after
 April 16, 1990:
   American Century VP -
    American Century VP Balanced. . . . . . . . . . . . . . .     43,205    18.685028       807,287      1.41%       14.28%
   American Century VP -
    American Century VP Capital Appreciation. . . . . . . . .    113,249    14.906965     1,688,199      1.15%      (3.42)%
   American Century VP -
    American Century VP Income and Growth . . . . . . . . . .     18,703    10.826437       202,487      1.25%(***)  12.31%(***)
   American Century VP -
    American Century VP International . . . . . . . . . . . .    168,629    16.127264     2,719,524      1.61%       17.23%
   American Century VP -
    American Century VP Value . . . . . . . . . . . . . . . .     25,086    13.059452       327,609      1.04%        3.46%
   The Dreyfus Socially Responsible
    Growth Fund, Inc. . . . . . . . . . . . . . . . . . . . .     27,695    27.592332       764,170      1.40%       27.71%
   Dreyfus Stock Index Fund . . . . . . . . . . . . . . . . .    326,895    27.364353     8,945,270      1.56%       26.56%
   Dreyfus VIF - Appreciation Portfolio . . . . . . . . . . .     62,982    13.101026       825,129      1.14%       28.54%
   Dreyfus VIF - Growth and Income Portfolio. . . . . . . . .     14,240    12.644103       180,052      1.45%       10.37%
   Fidelity VIP - Equity-Income Portfolio . . . . . . . . . .    456,214    34.025630    15,522,969      1.22%       10.19%
   Fidelity VIP - Growth Portfolio. . . . . . . . . . . . . .    376,885    39.900577    15,037,929      1.54%       37.69%
   Fidelity VIP - High Income Portfolio . . . . . . . . . . .    144,326    27.638937     3,989,017      1.15%      (5.56)%
   Fidelity VIP - Overseas Portfolio. . . . . . . . . . . . .    248,471    17.348011     4,310,478      1.18%       11.29%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                                          Unit          Contract                       Total
                                                             Units     Fair Value     Owners' Equity  Expenses(*)      Return(**)
                                                             -----     ----------     --------------  -----------      ----------
 Fidelity VIP-II - Asset Manager Portfolio . . . . . .      253,412      27.112311       6,870,585      1.24%           13.57%
 Fidelity VIP-II - Contrafund Portfolio. . . . . . . .      275,660      20.842351       5,745,402      1.45%           28.30%
 Fidelity VIP-III - Growth Opportunities Portfolio . .       64,568      13.447707         868,292      1.79%           23.01%
 Morgan Stanley -
   Emerging Markets Debt Portfolio . . . . . . . . . .        7,315       6.935753          50,735      1.22%          (29.31)%
 Nationwide SAT - Capital Appreciation Fund. . . . . .      113,664      30.628674       3,481,378      1.68%           28.29%
 Nationwide SAT - Government Bond Fund . . . . . . . .      274,184      19.142839       5,248,660      1.34%            7.50%
 Nationwide SAT - Money Market Fund. . . . . . . . . .      814,530      13.470763      10,972,341      1.12%            3.90%
 Nationwide SAT - Small Cap Value Fund . . . . . . . .       28,961       8.529271         247,016      1.19%(***)     (21.93)%(***)
 Nationwide SAT - Small Company Fund . . . . . . . . .       68,318      15.976308       1,091,469      1.16%           (0.30)%
 Nationwide SAT - Total Return Fund. . . . . . . . . .      136,311      34.300994       4,675,603      1.29%           16.55%
 Neuberger & Berman AMT - Growth Portfolio . . . . . .      136,629      25.442656       3,476,205      1.34%           14.03%
 Neuberger & Berman AMT - Guardian Portfolio . . . . .        4,760       9.282948          44,187      1.47%(***)     (10.69)%(***)
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio . . . . . . . . . .       76,004      15.295923       1,162,551      0.79%            3.04%
 Neuberger & Berman AMT - Partners Portfolio . . . . .      176,971      23.001381       4,070,577      1.10%            2.86%
 Oppenheimer Bond Fund / VA. . . . . . . . . . . . . .       84,868      18.882225       1,602,497      1.25%            5.42%
 Oppenheimer Capital Appreciation Fund / VA. . . . . .       26,155      12.764150         333,846      1.87%           22.40%
 Oppenheimer Global Securities Fund / VA . . . . . . .       88,848      18.062180       1,604,789      1.17%           12.63%
 Oppenheimer Multiple Strategies Fund / VA . . . . . .      110,357      22.780548       2,513,993      1.08%            5.28%
 Strong Opportunity Fund II, Inc.  . . . . . . . . . .      111,969      29.253391       3,275,473      1.22%           12.08%
 Strong VIF - Strong Discovery Fund II . . . . . . . .       58,970      18.780910       1,107,510      1.20%            5.87%
 Strong VIF - Strong International Stock Fund II . . .       35,834       8.939643         320,343      1.14%           (6.01)%
 Van Eck WIT - Worldwide Bond Fund . . . . . . . . . .       56,294      16.129801         908,011      1.45%           11.30%
 Van Eck WIT -
   Worldwide Emerging Markets Fund . . . . . . . . . .       25,018       5.717162         143,032      0.79%          (34.98)%
 Van Eck WIT - Worldwide Hard Assets Fund. . . . . . .      128,220      10.966233       1,406,090      0.95%          (31.86)%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio. . . . . . . . . .       67,042      15.620311       1,047,217      0.93%          (12.76)%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio . . . . . . .       23,108      11.954408         276,242      0.13%            5.13%
 Warburg Pincus Trust -
   International Equity Portfolio. . . . . . . . . . .       92,476      11.611647       1,073,799      1.05%            3.99%
 Warburg Pincus Trust -
   Small Company Growth Portfolio. . . . . . . . . . .     152,727      15.298780       2,336,537      1.14%           (4.11)%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP - Balanced. . . . . . . . . . . .      215,629      19.320541       4,166,069      0.84%           14.85%
 American Century VP -
   American Century VP Capital Appreciation. . . . . .      649,478      14.277913       9,273,190      0.63%           (2.94)%
 American Century VP -
   American Century VP Income and Growth . . . . . . .       73,815      10.862660         801,827      1.26%(***)      12.87%(***)
 American Century VP -
   American Century VP International . . . . . . . . .      568,779      16.487231       9,377,591      0.94%           17.81%
 American Century VP -
   American Century VP Value . . . . . . . . . . . . .      140,522      13.192098       1,853,780      1.10%            3.98%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. . . . . . . . . . . . . . . . . .      359,871      28.323603      10,192,843      0.83%           28.35%


                                                                             Unit         Contract                   Total
                                                           Units          Fair Value    Owners' Equity  Expenses(*)  Return(**)
                                                           -----          ----------    --------------  -----------  ----------
 Dreyfus Stock Index Fund . . . . . . . . . . . . . .     2,166,290        28.091438      60,854,201      0.82%       27.19%
 Dreyfus VIF - Appreciation Portfolio . . . . . . . .       257,361        13.197284       3,396,466      0.89%       29.18%
 Dreyfus VIF - Growth and Income Portfolio. . . . . .       125,274        12.772496       1,600,062      1.04%       10.92%
 Fidelity VIP - Equity-Income Portfolio . . . . . . .     1,726,955        35.444796      61,211,568      0.76%       10.74%
 Fidelity VIP - Growth Portfolio. . . . . . . . . . .     2,346,630        40.998916      96,209,286      0.71%       38.38%
 Fidelity VIP - High Income Portfolio . . . . . . . .       737,225        26.133234      19,266,073      0.86%       (5.09)%
 Fidelity VIP - Overseas Portfolio. . . . . . . . . .       871,214        18.969496      16,526,490      0.75%       11.85%
 Fidelity VIP-II - Asset Manager Portfolio. . . . . .       961,754        24.821550      23,872,225      0.69%       14.13%
 Fidelity VIP-II - Contrafund Portfolio . . . . . . .     1,826,890        21.209617      38,747,637      0.80%       28.94%
 Fidelity VIP-III - Growth Opportunities Portfolio. .       315,036        13.546531       4,267,645      1.02%       23.62%
 Morgan Stanley -
   Emerging Markets Debt Portfolio. . . . . . . . . .        34,905         6.986851         243,876      0.87%       (28.95)%
 Nationwide SAT - Capital Appreciation Fund . . . . .     1,058,148        31.669989      33,511,536      0.82%        28.93%
 Nationwide SAT - Government Bond Fund. . . . . . . .       414,068        18.081576       7,487,002      0.79%         8.04%
 Nationwide SAT - Money Market Fund . . . . . . . . .     1,953,963        13.319323      26,025,464      0.84%         4.43%
 Nationwide SAT - Small Cap Value Fund. . . . . . . .        50,840         8.557853         435,081      0.79%(***)  (21.50)%(***)
 Nationwide SAT - Small Company Fund. . . . . . . . .       879,309        16.233001      14,273,824      0.80%         0.02%
 Nationwide SAT - Total Return Fund . . . . . . . . .     2,650,483        33.070880      87,653,805      0.80%        17.13%
 Neuberger & Berman AMT - Growth Portfolio. . . . . .       767,489        25.347646      19,454,039      0.65%        14.61%
 Neuberger & Berman AMT - Guardian Portfolio. . . . .        71,761         9.314041         668,385      0.89%(***)  (10.23)%(***)
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio. . . . . . . . . .       195,748        14.860392       2,908,892      0.88%         3.56%
 Neuberger & Berman AMT - Partners Portfolio. . . . .     1,151,452        23.514569      27,075,898      0.84%         3.38%
 Oppenheimer Bond Fund / VA . . . . . . . . . . . . .       532,098        18.103341       9,632,752      0.89%         5.95%
 Oppenheimer Capital Appreciation Fund / VA . . . . .       342,717        12.857977       4,406,647      0.91%        23.01%
 Oppenheimer Global Securities Fund / VA. . . . . . .       980,014        18.542353      18,171,766      0.79%        13.20%
 Oppenheimer Multiple Strategies Fund / VA. . . . . .       460,679        22.696024      10,455,582      0.78%         5.80%
 Strong Opportunity Fund II, Inc. . . . . . . . . . .       874,006        30.245312      26,434,584      0.75%        12.64%
 Strong VIF - Strong Discovery Fund II. . . . . . . .       360,468        19.418031       6,999,579      0.67%         6.41%
 Strong VIF - Strong International Stock Fund II. . .       149,776         9.083353       1,360,468      0.81%        (5.54)%
 Van Eck WIT - Worldwide Bond Fund. . . . . . . . . .       154,980        15.314274       2,373,406      0.75%        11.86%
 Van Eck WIT -
   Worldwide Emerging Markets Fund. . . . . . . . . .       253,188         5.775322       1,462,242      0.72%       (34.66)%
 Van Eck WIT - Worldwide Hard Assets Fund . . . . . .       206,325        12.213208       2,519,890      0.64%       (31.52)%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio . . . . . . . . .       287,075        15.895654       4,563,245      0.80%       (12.33)%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio. . . . . . .        64,081        12.075838         773,832      0.43%         5.66%
 Warburg Pincus Trust -
   International Equity Portfolio . . . . . . . . . .       579,078        11.816371       6,842,600      0.84%         4.51%
 Warburg Pincus Trust -
   Small Company Growth Portfolio . . . . . . . . . .       731,702        15.568525      11,391,521      0.68%        (3.63)%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP - Balanced . . . . . . . . . . .        40,224        14.655512         589,503      0.00%        27.35%
 American Century VP -
   American Century VP Capital Appreciation . . . . .        56,709         8.631172         489,465      0.00%       (24.66)%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                             Unit          Contract                      Total
                                                                Units      Fair Value    Owners' Equity   Expenses(*)  Return(**)
                                                                -----      ----------    --------------   -----------  ----------
American Century VP -
 American Century VP Income and Growth ..................       49,568      10.920877        541,326        0.00%      13.73%(***)
American Century VP -
 American Century VP International ......................      109,633      15.178805      1,664,098        0.00%      37.59%
American Century VP -
 American Century VP Value ..............................       39,670      13.407134        531,861        0.00%      30.78%
The Dreyfus Socially Responsible
 Growth Fund, Inc........................................       59,391      18.577940      1,103,362        0.00%      52.35%
Dreyfus Stock Index Fund ................................      451,985      19.535151      8,829,595        0.00%      59.21%
Dreyfus VIF - Appreciation Portfolio ....................       32,649      13.352746        435,954        0.00%      30.22%
Dreyfus VIF - Growth and Income Portfolio ...............       33,423      12.980656        433,852        0.00%      25.43%
Fidelity VIP - Equity-Income Portfolio  .................      424,796      15.430209      6,554,691        0.00%      26.02%
Fidelity VIP - Growth Portfolio .........................      312,967      17.992701      5,631,122        0.00%      48.99%
Fidelity VIP - High Income Portfolio ....................      328,441      12.192188      4,004,414        0.00%       5.76%
Fidelity VIP - Overseas Portfolio .......................       94,348      13.418281      1,265,988        0.00%      26.01%
Fidelity VIP-II - Asset Manager Portfolio ...............       96,546      15.299714      1,477,126        0.00%      30.99%
Fidelity VIP-II - Contrafund Portfolio ..................      294,323      18.152724      5,342,764        0.00%      47.21%
Fidelity VIP-III - Growth Opportunities Portfolio .......       54,891      13.706120        752,343        0.00%      24.61%
Morgan Stanley -
 Emerging Markets Debt Portfolio ........................        6,444       7.069376         45,555        0.00%     (28.38)%
Nationwide SAT - Capital Appreciation Fund ..............      207,778      20.293858      4,216,617        0.00%      62.64%
Nationwide SAT - Government Bond Fund ...................      100,956      12.754801      1,287,674        0.00%      17.49%
Nationwide SAT - Money Market Fund ......................      904,630      11.456534     10,363,924        0.00%      10.65%
Nationwide SAT - Small Cap Value Fund ...................       18,425       8.603810        158,525        0.00%     (20.81)%(***)
Nationwide SAT - Small Company Fund .....................      170,740      12.475012      2,129,984        0.00%       1.71%
Nationwide SAT - Total Return Fund ......................      377,762      17.490359      6,607,193        0.00%      43.25%
Neuberger & Berman AMT - Growth Portfolio ...............       95,390      14.709510      1,403,140        0.00%      20.17%
Neuberger & Berman AMT - Guardian Portfolio .............       15,552       9.364011        145,629        0.00%      (9.48)%(***)
Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio ........................       72,201      11.674617        842,919        0.00%      10.88%
Neuberger & Berman AMT - Partners Portfolio .............      241,826      15.696640      3,795,856        0.00%      25.42%
Oppenheimer Bond Fund / VA ..............................       90,724      12.420731      1,126,858        0.00%      14.78%
Oppenheimer Capital Appreciation Fund / VA ..............       98,891      13.009524      1,286,525        0.00%      24.00%
Oppenheimer Global Securities Fund / VA .................       89,467      15.133929      1,353,987        0.00%      32.36%
Oppenheimer Multiple Strategies Fund / VA ...............       90,548      13.674340      1,238,184        0.00%      19.59%
Strong Opportunity Fund II, Inc..........................       85,559      15.336685      1,312,191        0.00%      23.54%
Strong VIF - Strong Discovery Fund II ...................       20,724      11.809640        244,743        0.00%      (2.62)%
Strong VIF - Strong International Stock Fund II .........       36,980       8.279751        306,185        0.00%      (1.81)%
Van Eck WIT - Worldwide Bond Fund .......................       21,531      12.141253        261,413        0.00%      15.34%
Van Eck WIT -
 Worldwide Emerging Markets Fund ........................       41,962       5.869611        246,301        0.00%     (43.65)%
Van Eck WIT - Worldwide Hard Assets Fund ................       21,804       6.825397        148,821        0.00%     (35.35)%
Van Kampen American Capital - Morgan Stanley
 Real Estate Securities Portfolio .......................       58,853      14.679798        863,950        0.00%      17.79%
Warburg Pincus Trust -
 Global Post-Venture Capital Portfolio ..................        4,122      12.272697         50,588        0.00%      16.40%


                                                                               Unit        Contract                   Total
                                                                  Units      Fair Value  Owners' Equity  Expenses(*)  Return(**)
                                                                  -----      ----------  --------------  -----------  ----------
   Warburg Pincus Trust -
    International Equity Portfolio ........................      132,142      10.230064     1,351,821     0.00%        8.86%
   Warburg Pincus Trust -
    Small Company Growth Portfolio ........................      131,376      11.041376     1,450,572     0.00%      (17.52)%
                                                                ========     ========== -------------
                                                                                        $ 894,156,479
                                                                                        =============
The following is a summary for 1997:
Single Premium contracts issued prior to
 April 16, 1990:
   American Century VP -
    American Century VP Capital Appreciation ..............        8,329    $ 23.049846    $   191,982     0.20%      (4.17)%
   Dreyfus Stock Index Fund ...............................        9,956      21.945853        218,493     0.89%      31.70%
   Fidelity VIP - Equity-Income Portfolio  ................        6,812      37.884780        258,071     0.73%      26.90%
   Fidelity VIP - Growth Portfolio ........................        5,177      42.050483        217,695     1.06%      22.31%
   Fidelity VIP - High Income Portfolio ...................        3,493      28.548032         99,718     0.75%      16.55%
   Fidelity VIP - Overseas Portfolio ......................        5,108      21.717871        110,935     0.54%      10.50%
   Fidelity VIP-II - Asset Manager Portfolio ..............        1,203      24.530415         29,510     1.62%      19.51%
   Fidelity VIP-II - Contrafund Portfolio .................        3,331      16.387248         54,586     1.46%      22.97%
   Nationwide SAT - Capital Appreciation Fund .............        2,373      24.356996         57,799     1.71%      33.22%
   Nationwide SAT - Government Bond Fund ..................        2,159      21.554629         46,536     0.50%       8.63%
   Nationwide SAT - Money Market Fund .....................        9,301      15.508767        144,247     0.48%       4.26%
   Nationwide SAT - Small Company Fund ....................          124      16.146794          2,002     1.90%      16.24%
   Nationwide SAT - Total Return Fund .....................        2,904      34.253930         99,473     1.67%      28.21%
   Neuberger & Berman AMT - Growth Portfolio ..............        5,113      31.739871        162,286     0.34%      27.79%
   Neuberger & Berman AMT -
    Limited Maturity Bond Portfolio .......................        5,557      17.375997         96,558     0.66%       5.73%
   Neuberger & Berman AMT - Partners Portfolio ............        2,379      22.629887         53,837     1.66%      30.01%
   Strong Opportunities Fund II, Inc.......................          456      26.626359         12,142     1.15%      24.27%
   Van Eck WIT - Worldwide Bond Fund ......................           22      14.891060            328     1.50%       1.42%
   Van Eck WIT - Worldwide Hard Assets Fund ...............        5,526      14.622970         80,807     0.28%      (2.61)%
   Van Kampen American Capital - Morgan Stanley
    Real Estate Securities Portfolio ......................        4,138      18.062622         74,743     0.23%      20.33%
   Warburg Pincus Trust -
    International Equity Portfolio ........................        1,792      11.264405         20,186     1.47%      (3.18)%
   Warburg Pincus Trust -
    Small Company Growth Portfolio ........................          134      16.093971          2,157     0.93%      14.56%

 Single Premium contracts issued on or after
 April 16, 1990:
   American Century VP -
    American Century VP Balanced ..........................       38,245      16.350628        625,330     1.01%      14.31%
   American Century VP -
    American Century VP Capital Appreciation ..............      129,674      15.434921      2,001,508     0.90%      (4.51)%
   American Century VP -
    American Century VP International .....................      109,065      13.757328      1,500,443     0.60%      17.10%
   American Century VP -
    American Century VP Value .............................       36,293      12.622928        458,124     0.71%      24.45%
   The Dreyfus Socially Responsible
    Growth Fund, Inc. .....................................       27,923      21.605205        603,282     2.15%      26.78%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                          Unit        Contract                       Total
                                                            Units      Fair Value   Owners' Equity   Expenses(*)     Return(**)
                                                            -----      ----------   --------------   -----------     ----------
 Dreyfus Stock Index Fund ............................     252,267      21.622115      5,454,546      1.36%          31.24%
 Dreyfus VIF - Appreciation Portfolio ................       8,365      10.192453         85,260      0.95%(***)      4.10%(***)
 Dreyfus VIF - Growth and Income Portfolio ...........      11,510      11.456116        131,860      1.71%          14.71%
 Fidelity VIP - Equity-Income Portfolio  .............     525,933      30.880183     16,240,907      0.72%          26.45%
 Fidelity VIP - Growth Portfolio .....................     325,852      28.978553      9,442,719      1.22%          21.89%
 Fidelity VIP - High Income Portfolio ................     160,493      29.267460      4,697,222      0.91%          16.15%
 Fidelity VIP - Overseas Portfolio ...................     310,985      15.587449      4,847,463      0.68%          10.11%
 Fidelity VIP-II - Asset Manager Portfolio ...........     293,986      23.873730      7,018,542      0.70%          19.09%
 Fidelity VIP-II - Contrafund Portfolio ..............     257,262      16.244815      4,179,174      1.06%          22.54%
 Fidelity VIP-III - Growth Opportunities Portfolio ...      31,619      10.932562        345,677      1.29%(***)     19.93%(***)
 Morgan Stanley -
   Emerging Markets Debt Portfolio ...................       5,443       9.810873         53,401      0.89%(***)     (4.04)%(***)
 Nationwide SAT - Capital Appreciation Fund ..........      71,279      23.875030      1,701,788      1.91%          32.76%
 Nationwide SAT - Government Bond Fund ...............     255,535      17.806978      4,550,306      0.36%           8.25%
 Nationwide SAT - Money Market Fund ..................   1,051,590      12.964662     13,633,509      0.53%           3.89%
 Nationwide SAT - Small Company Fund .................      79,580      16.023638      1,275,161      1.67%          15.83%
 Nationwide SAT - Total Return Fund ..................     149,445      29.430261      4,398,205      1.91%          27.76%
 Neuberger & Berman AMT - Growth Portfolio ...........     135,697      22.311330      3,027,581      0.94%          27.34%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ...................     169,876      14.844266      2,521,685      0.46%           5.36%
 Neuberger & Berman AMT - Partners Portfolio .........     233,445      22.361130      5,220,094      0.91%          29.56%
 Oppenheimer Bond Fund / VA ..........................      89,920      17.910876      1,610,546      0.82%           7.84%
 Oppenheimer Capital Appreciation Fund / VA ..........      10,788      10.428297        112,500      1.03%(***)      9.14%(***)
 Oppenheimer Global Securities Fund / VA .............     113,733      16.036486      1,823,878      1.50%          20.84%
 Oppenheimer Multiple Strategies Fund / VA ...........     152,543      21.638756      3,300,841      0.65%          15.71%
 Strong Opportunity Fund II, Inc......................     132,285      26.101254      3,452,804      1.07%          23.83%
 Strong VIF - Strong Discovery Fund II ...............      68,152      17.738866      1,208,939      0.97%           9.95%
 Strong VIF - Strong International Stock Fund II .....      40,251       9.511045        382,829      0.75%         (14.64)%
 Van Eck WIT - Worldwide Bond Fund ...................      45,566      14.492332        660,358      0.65%           1.07%
 Van Eck WIT -
   Worldwide Emerging Markets Fund ...................      35,382       8.793232        311,122      1.45%         (12.75)%
 Van Eck WIT - Worldwide Hard Assets Fund ............     142,782      16.093994      2,297,933      0.45%          (2.95)%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio ..................      98,406      17.905659      1,762,024      0.70%          19.91%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio .............      20,440      11.370593        232,415      0.62%          11.87%
 Warburg Pincus Trust -
   International Equity Portfolio ....................     134,117      11.166430      1,497,608      0.83%          (3.52)%
 Warburg Pincus Trust -
   Small Company Growth Portfolio ....................     175,452      15.954033      2,799,167      1.02%          14.16%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP - Balanced ......................     162,980      16.822481      2,741,728      0.91%          14.88%
 American Century VP -
   American Century VP Capital Appreciation ..........     655,176      14.709822      9,637,522      0.89%          (4.03)%
 American Century VP -
   American Century VP International .................     333,719      13.994328      4,670,173      1.06%          17.69%


                                                                              Unit         Contract                    Total
                                                            Units          Fair Value    Owners' Equity  Expenses(*)  Return(**)
                                                            -----          ----------    --------------  -----------  ----------
 American Century VP -
   American Century VP Value  . . . . . . . . . . . .         81,237        12.687534       1,030,697      1.13%      25.08%
 The Dreyfus Socially Responsible
   Growth Fund, Inc.  . . . . . . . . . . . . . . . .        275,028        22.067304       6,069,126      0.80%      27.41%
 Dreyfus Stock Index Fund . . . . . . . . . . . . . .      1,577,410        22.086039      34,838,739      0.85%      31.90%
 Dreyfus VIF - Appreciation Portfolio . . . . . . . .         33,449        10.216196         341,722      0.86%(***)  4.61%(***)
 Dreyfus VIF - Growth and Income Portfolio  . . . . .         74,022        11.514756         852,345      0.96%      15.29%
 Fidelity VIP - Equity-Income Portfolio . . . . . . .      1,533,661        32.007773      49,089,073      0.98%      27.09%
 Fidelity VIP - Growth Portfolio  . . . . . . . . . .      2,133,432        29.627929      63,209,172      0.82%      22.50%
 Fidelity VIP - High Income Portfolio . . . . . . . .        660,090        27.535006      18,175,582      0.94%      16.73%
 Fidelity VIP - Overseas Portfolio  . . . . . . . . .        801,447        16.959418      13,592,075      0.97%      10.67%
 Fidelity VIP-II - Asset Manager Portfolio  . . . . .        930,767        21.747656      20,242,001      0.96%      19.69%
 Fidelity VIP-II - Contrafund Portfolio . . . . . . .      1,351,683        16.448700      22,233,428      0.90%      23.15%
 Fidelity VIP-III - Growth Opportunities Portfolio. .         55,769        10.958018         611,118      1.23%(***) 20.46%(***)
 Morgan Stanley -
   Emerging Markets Debt Portfolio  . . . . . . . . .         16,674         9.833749         163,968      1.04%(***) (3.55)%(***)
 Nationwide SAT - Capital Appreciation Fund . . . . .        755,171        24.563746      18,549,829      0.80%      33.42%
 Nationwide SAT - Government Bond Fund  . . . . . . .        237,476        16.735906       3,974,376      1.52%       8.79%
 Nationwide SAT - Money Market Fund . . . . . . . . .      1,823,184        12.754301      23,253,438      1.33%       4.42%
 Nationwide SAT - Small Company Fund  . . . . . . . .        690,077        16.199871      11,179,158      1.04%      16.41%
 Nationwide SAT - Total Return Fund . . . . . . . . .      2,342,232        28.233403      66,129,180      0.51%      28.40%
 Neuberger & Berman AMT - Growth Portfolio  . . . . .        628,860        22.117203      13,908,624      0.88%      27.98%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio  . . . . . . . . .        178,356        14.349688       2,559,353      1.42%       5.89%
 Neuberger & Berman AMT - Partners Portfolio  . . . .        928,663        22.746051      21,123,416      0.93%      30.21%
 Oppenheimer Bond Fund / VA . . . . . . . . . . . . .        381,236        17.086434       6,513,964      0.95%       8.38%
 Oppenheimer Capital Appreciation Fund / VA . . . . .         40,779        10.452595         426,246      0.98%(***)  9.68%(***)
 Oppenheimer Global Securities Fund / VA  . . . . . .        855,620        16.380762      14,015,708      0.80%      21.45%
 Oppenheimer Multiple Strategies Fund / VA  . . . . .        387,094        21.450954       8,303,536      1.01%      16.29%
 Strong Opportunity Fund II, Inc. . . . . . . . . . .        791,884        26.851737      21,263,461      0.85%      24.46%
 Strong VIF - Strong Discovery Fund II  . . . . . . .        337,867        18.249145       6,165,784      0.86%      10.50%
 Strong VIF - Strong International Stock Fund II. . .        140,532         9.615755       1,351,321      1.03%     (14.21)%
 Van Eck WIT - Worldwide Bond Fund  . . . . . . . . .        121,423        13.690999       1,662,402      1.03%       1.57%
 Van Eck WIT -
   Worldwide Emerging Markets Fund  . . . . . . . . .        222,956         8.838307       1,970,554      0.83%     (12.31)%
 Van Eck WIT - Worldwide Hard Assets Fund . . . . . .        212,577        17.834480       3,791,200      1.23%      (2.46)%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio . . . . . . . . .        275,704        18.130321       4,998,602      1.08%      20.51%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio  . . . . . .         44,199        11.428806         505,142      1.03%      12.43%
 Warburg Pincus Trust -
   International Equity Portfolio . . . . . . . . . .        651,598        11.306660       7,367,397      0.97%      (3.04)%
 Warburg Pincus Trust -
   Small Company Growth Portfolio . . . . . . . . . .        712,489        16.154327      11,509,780      0.91%      14.73%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP - Balanced . . . . . . . . . . .         27,206        12.659036         344,402      0.00%       5.28%
 American Century VP -
   American Century VP Capital Appreciation . . . . .         32,542         8.821378         287,065      0.00%      25.63%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                       Unit         Contract                        Total
                                                         Units      Fair Value    Owners' Equity  Expenses(*)      Return(**)
                                                         -----      ----------    --------------  -----------      ----------
American Century VP -
 American Century VP International . . . . . . . .       32,515      12.781185        415,580       0.00%            2.40%
American Century VP -
 American Century VP Value . . . . . . . . . . . .       17,691      12.791587        226,296       0.00%            1.05%
The Dreyfus Socially Responsible
 Growth Fund, Inc. . . . . . . . . . . . . . . . .       37,804      14.359114        542,832       0.00%            9.07%
Dreyfus Stock Index Fund . . . . . . . . . . . . .      228,273      15.236658      3,478,118       0.00%            7.07%
Dreyfus VIF - Capital Appreciation Fund. . . . . .          450      10.254291          4,614       0.00%            5.43%(***)
Dreyfus VIF - Growth and Income Portfolio. . . . .       18,834      11.609215        218,648       0.00%            3.59%
Fidelity VIP - Equity-Income Portfolio . . . . . .      299,539      13.822981      4,140,522       0.00%           13.47%
Fidelity VIP - Growth Portfolio  . . . . . . . . .      162,254      12.898986      2,092,912       0.00%           15.61%
Fidelity VIP - High Income Portfolio . . . . . . .      171,832      12.743794      2,189,792       0.00%            6.44%
Fidelity VIP - Overseas Portfolio  . . . . . . . .       45,600      11.900892        542,681       0.00%           (0.18)%
Fidelity VIP-II - Asset Manager Portfolio. . . . .       73,280      13.298253        974,496       0.00%            5.97%
Fidelity VIP-II - Contrafund Portfolio . . . . . .      167,595      13.965921      2,340,619       0.00%            9.61%
Fidelity VIP-III - Growth Opportunities Portfolio.       13,840      10.998857        152,224       0.00%           21.34%(***)
Morgan Stanley -
 Emerging Markets Debt Portfolio . . . . . . . . .        3,497       9.870449         34,517       0.00%           (2.78)%(***)
Nationwide SAT - Capital Appreciation Fund . . . .       92,414      15.614947      1,443,040       0.00%            7.47%
Nationwide SAT - Government Bond Fund. . . . . . .       38,575      11.711522        451,772       0.00%            1.65%
Nationwide SAT - Money Market Fund . . . . . . . .      680,581      10.882768      7,406,605       0.00%            0.14%
Nationwide SAT - Small Company Fund. . . . . . . .       99,062      12.350345      1,223,450       0.00%           16.54%
Nationwide SAT - Total Return Fund . . . . . . . .      270,928      14.813042      4,013,268       0.00%            6.68%
Neuberger & Berman AMT - Growth Portfolio  . . . .       35,081      12.732630        446,673       0.00%           24.02%
Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio . . . . . . . . .       63,831      11.183579        713,859       0.00%            0.50%
Neuberger & Berman AMT - Partners Portfolio  . . .      154,752      15.062681      2,330,980       0.00%            9.05%
Oppenheimer Bond Fund / VA . . . . . . . . . . . .       60,188      11.629634        699,964       0.00%            1.66%
Oppenheimer Capital Appreciation Fund / VA . . . .        7,635      10.491590         80,103       0.00%           10.51%(***)
Oppenheimer Global Securities Fund / VA  . . . . .       53,741      13.263226        712,779       0.00%            5.54%
Oppenheimer Multiple Strategies Fund / VA  . . . .       58,544      12.821215        750,605       0.00%            4.54%
Strong Opportunity Fund II, Inc. . . . . . . . . .       50,153      13.507426        677,438       0.00%           15.30%
Strong VIF - Strong Discovery Fund II  . . . . . .       15,515      11.010302        170,825       0.00%           22.69%
Strong VIF - Strong International Stock Fund II. .       28,984       8.695226        252,022       0.00%          (16.13)%
Van Eck WIT - Worldwide Bond Fund  . . . . . . . .       19,142      10.767851        206,118       0.00%            0.10%
Van Eck WIT -
 Worldwide Emerging Markets Fund . . . . . . . . .       13,242       8.910909        117,998       0.00%            3.33%
Van Eck WIT - Worldwide Hard Assets Fund . . . . .       14,793       9.887286        146,263       0.00%            4.99%
Van Kampen American Capital - Morgan Stanley
 Real Estate Securities Portfolio  . . . . . . . .       47,746      16.610019        793,062       0.00%           (8.86)%
Warburg Pincus Trust -
 Global Post-Venture Capital Portfolio . . . . . .        2,527      11.522579         29,118       0.00%            3.71%
Warburg Pincus Trust -
 International Equity Portfolio  . . . . . . . . .      112,574       9.710827      1,093,187       0.00%           (5.41)%
Warburg Pincus Trust -
 Small Company Growth Portfolio  . . . . . . . . .      116,237      11.365509      1,321,093       0.00%           36.22%
                                                      =========    ===========  -------------
                                                                                $ 658,587,322
                                                                                =============


                                                                                 Unit           Contract                   Total
                                                                     Units     Fair Value     Owners' Equity  Expenses(*) Return(**)
                                                                     -----     ----------     --------------  ----------- ----------
The following is a summary for 1996:
  Single Premium contracts issued prior to
  April 16, 1990:
   American Century VP -
    American Century VP Capital Appreciation . . . . . . . .          8,408    $ 24.053649       $   202,243     0.84%      (5.23)%
   Fidelity VIP - Equity-Income Portfolio  . . . . . . . . .          8,709      29.854628           260,004     0.64%      13.20%
   Fidelity VIP - Growth Portfolio . . . . . . . . . . . . .          5,280      34.379126           181,522     0.60%      13.62%
   Fidelity VIP - High Income Portfolio. . . . . . . . . . .          3,462      24.493313            84,796     0.81%      12.95%
   Fidelity VIP - Overseas Portfolio . . . . . . . . . . . .          5,297      19.654083           104,108     0.63%      12.14%
   Fidelity VIP-II - Asset Manager Portfolio . . . . . . . .          1,158      20.525705            23,769     0.93%      13.52%
   Nationwide SAT - Government Bond Fund . . . . . . . . . .          2,831      19.842234            56,173     0.82%       2.50%
   Nationwide SAT - Money Market Fund. . . . . . . . . . . .         28,405      14.875178           422,529     1.26%       4.11%
   Nationwide SAT - Total Return Fund. . . . . . . . . . . .          1,189      26.717684            31,767     0.32%      20.68%
   Neuberger & Berman AMT - Growth Portfolio . . . . . . . .          5,398      24.838185           134,077     0.81%       8.10%
   Neuberger & Berman AMT -
    Limited Maturity Bond Portfolio. . . . . . . . . . . . .          5,192      16.433880            85,325     1.09%       3.31%
   Oppenheimer Global Securities Fund / VA . . . . . . . . .          1,616      13.422186            21,690     0.79%      16.68%
   Strong Opportunities Fund II, Inc.  . . . . . . . . . . .           406      21.426416              8,699     0.93%      17.03%
   Van Eck WIT - Worldwide Bond Fund . . . . . . . . . . . .            23      14.682655                338     0.89%      15.50%
   Van Eck WIT - Worldwide Hard Assets Fund. . . . . . . . .          4,593      15.014547            68,962     0.78%       1.55%
   Van Kampen American Capital - Morgan Stanley
    Real Estate Securities Portfolio . . . . . . . . . . . .          5,134      15.011508            77,069     0.67%      39.20%
   Warburg Pincus Trust -
    International Equity Portfolio . . . . . . . . . . . . .          1,802      11.634515            20,965     1.14%       8.94%

 Single Premium contracts issued on or after
 April 16, 1990:
   American Century VP -
    American Century VP Balanced . . . . . . . . . . . . . .         38,880      14.303509           556,120     0.79%      10.75%
   American Century VP -
    American Century VP Capital Appreciation . . . . . . . .        187,431      16.163625         3,029,564     0.76%      (5.56)%
   American Century VP -
    American Century VP International. . . . . . . . . . . .        140,670      11.748051         1,652,598     0.98%      12.92%
   The Dreyfus Socially Responsible
    Growth Fund, Inc.  . . . . . . . . . . . . . . . . . . .         16,672      17.041821           284,121     0.86%      19.66%
   Dreyfus Stock Index Fund. . . . . . . . . . . . . . . . .        166,883      16.474993         2,749,396     0.95%      20.95%
   Fidelity VIP - Equity-Income Portfolio. . . . . . . . . .        556,249      24.419978        13,583,588     0.85%      12.80%
   Fidelity VIP - Growth Portfolio . . . . . . . . . . . . .        436,608      23.774932        10,380,326     0.80%      13.22%
   Fidelity VIP - High Income Portfolio. . . . . . . . . . .        160,710      25.198564         4,049,661     0.90%      12.55%
   Fidelity VIP - Overseas Portfolio . . . . . . . . . . . .        349,868      14.155666         4,952,615     0.90%      11.75%
   Fidelity VIP-II - Asset Manager Portfolio . . . . . . . .        328,224      20.046209         6,579,647     0.87%      13.12%
   Fidelity VIP-II - Contrafund Portfolio. . . . . . . . . .        253,591      13.256842         3,361,816     0.94%      19.73%
   Nationwide SAT - Capital Appreciation Fund. . . . . . . .         69,468      17.984058         1,249,317     1.06%      24.50%
   Nationwide SAT - Government Bond Fund . . . . . . . . . .        215,649      16.449774         3,547,377     0.83%       2.14%
   Nationwide SAT - Money Market Fund. . . . . . . . . . . .      1,264,987      12.479104        15,785,904     0.87%       3.74%
   Nationwide SAT - Small Company Fund . . . . . . . . . . .         84,265      13.833221         1,165,656     0.98%      21.23%
   Nationwide SAT - Total Return Fund. . . . . . . . . . . .        145,392      23.035683         3,349,204     0.33%      20.26%
   Neuberger & Berman AMT - Growth Portfolio . . . . . . . .        171,390      17.521012         3,002,926     0.84%       7.72%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                                       Unit        Contract                             Total
                                                         Units      Fair Value   Owners' Equity   Expenses(*)          Return(**)
                                                         -----      ----------   --------------   -----------          ----------
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio . . . . . . . .       72,295      14.088625      1,018,537       0.97%               2.95%
 Neuberger & Berman AMT - Partners Portfolio . . .      166,759      17.259712      2,878,212       0.93%              27.89%
 Oppenheimer Bond Fund / VA. . . . . . . . . . . .      107,202      16.608318      1,780,445       0.86%               3.44%
 Oppenheimer Global Securities Fund / VA . . . . .      112,397      13.270426      1,491,556       0.83%              16.27%
 Oppenheimer Multiple Strategies Fund / VA . . . .      137,052      18.701076      2,563,020       0.85%              14.00%
 Strong Opportunity Fund II, Inc.  . . . . . . . .      145,314      21.077454      3,062,849       0.79%              16.62%
 Strong VIF - Strong Discovery Fund II . . . . . .       96,856      16.133543      1,562,630       0.72%              (0.50)%
 Strong VIF - Strong International Stock Fund II .       51,959      11.141803        578,917       0.97%               8.95%
 Van Eck WIT - Worldwide Bond Fund . . . . . . . .       51,233      14.339608        734,661       0.85%               1.19%
 Van Eck WIT - Worldwide Hard Assets Fund. . . . .      179,378      16.582948      2,974,616       0.93%              16.53%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio. . . . . . . .       77,060      14.933196      1,150,752       0.95%              38.71%
 Warburg Pincus Trust -
   International Equity Portfolio. . . . . . . . .      229,373      11.573771      2,654,711       0.89%               8.56%
 Warburg Pincus Trust -
   Small Company Growth Portfolio. . . . . . . . .      101,386      13.975650      1,416,935       0.77%              12.43%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP - Balanced. . . . . . . . . .      137,856      14.642920      2,018,614       0.99%              11.31%
 American Century VP -
   American Century VP Capital Appreciation. . . .      564,722      15.327392      8,655,715       1.01%              (5.09)%
 American Century VP -
   American Century VP International . . . . . . .      145,930      11.890858      1,735,233       0.89%              13.49%
 American Century VP -
   American Century VP Value . . . . . . . . . . .          900      10.143687          9,129       0.92%(***)         58.44%(***)
 The Dreyfus Socially Responsible
   Growth Fund, Inc. . . . . . . . . . . . . . . .      149,312      17.319589      2,586,022       0.95%              20.26%
 Dreyfus Stock Index Fund. . . . . . . . . . . . .      743,163      16.744674     12,444,022       0.93%              21.56%
 Fidelity VIP - Equity-Income Portfolio  . . . . .    1,203,661      25.185570     30,314,888       0.98%              13.37%
 Fidelity VIP - Growth Portfolio . . . . . . . . .    1,774,112      24.186560     42,909,666       0.97%              13.79%
 Fidelity VIP - High Income Portfolio. . . . . . .      519,177      23.588786     12,246,755       0.96%              13.12%
 Fidelity VIP - Overseas Portfolio . . . . . . . .      723,688      15.324813     11,090,383       0.94%              12.31%
 Fidelity VIP-II - Asset Manager Portfolio . . . .      858,375      18.169993     15,596,668       0.95%              13.69%
 Fidelity VIP-II - Contrafund Portfolio. . . . . .      741,153      13.356323      9,899,079       0.95%              20.34%
 Nationwide SAT - Capital Appreciation Fund. . . .      373,658      18.410667      6,879,293       0.91%              25.13%
 Nationwide SAT - Government Bond Fund . . . . . .      196,023      15.383251      3,015,471       1.07%               2.66%
 Nationwide SAT - Money Market Fund. . . . . . . .    1,548,800      12.214743     18,918,194       1.07%               4.27%
 Nationwide SAT - Small Company Fund . . . . . . .      325,390      13.915643      4,528,011       1.06%              21.85%
 Nationwide SAT - Total Return Fund. . . . . . . .    1,740,045      21.988773     38,261,455       0.39%              20.87%
 Neuberger & Berman AMT - Growth Portfolio . . . .      542,729      17.282005      9,379,445       0.97%               8.27%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio . . . . . . . .      117,219      13.551318      1,588,472       0.91%               3.47%
 Neuberger & Berman AMT - Partners Portfolio . . .      434,744      17.469360      7,594,699       0.94%              28.53%
 Oppenheimer Bond Fund / VA. . . . . . . . . . . .      260,488      15.764821      4,106,547       0.97%               3.96%
 Oppenheimer Global Securities Fund / VA . . . . .      616,399      13.487753      8,313,837       0.95%              16.86%
 Oppenheimer Multiple Strategies Fund / VA . . . .      287,199      18.446363      5,297,777       0.97%              14.57%


                                                                            Unit         Contract                     Total
                                                            Units        Fair Value    Owners' Equity   Expenses(*)  Return(**)
                                                            -----        ----------    --------------   -----------  ----------
 Strong Opportunity Fund II, Inc.  . . . . . . . . .       649,651        21.575419      14,016,493       0.96%      17.20%
 Strong VIF - Strong Discovery Fund II . . . . . . .       305,653        16.514861       5,047,817       1.03%       0.00%
 Strong VIF - Strong International Stock Fund II . .       103,783        11.208230       1,163,224       0.96%       9.50%
 Van Eck WIT - Worldwide Bond Fund . . . . . . . . .       110,868        13.479157       1,494,407       0.97%       1.70%
 Van Eck WIT -
   Worldwide Emerging Markets Fund . . . . . . . . .           319        10.078948           3,215       0.93%(***) 32.06%(***)
 Van Eck WIT - Worldwide Hard Assets Fund. . . . . .       174,641        18.284590       3,193,239       0.93%      17.12%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio. . . . . . . . .       120,572        15.045195       1,814,029       0.99%      39.41%
 Warburg Pincus Trust -
   International Equity Portfolio. . . . . . . . . .       469,367        11.660648       5,473,123       0.97%       9.10%
 Warburg Pincus Trust -
   Small Company Growth Portfolio. . . . . . . . . .       402,279        14.080553       5,664,311       1.00%      13.00%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP - Balanced. . . . . . . . . . .         6,725        10.931147          73,512       0.00%      13.88%(***)
 American Century VP -
   American Century VP Capital Appreciation. . . . .         9,987         9.118427          91,066       0.00%     (13.15)%(***)
 American Century VP -
   American Century VP International . . . . . . . .         4,661        10.773558          50,216       0.00%      11.54%(***)
 The Dreyfus Socially Responsible
   Growth Fund, Inc. . . . . . . . . . . . . . . . .         7,118        11.180091          79,580       0.00%      17.59%(***)
 Dreyfus Stock Index Fund. . . . . . . . . . . . . .        25,438        11.459856         291,516       0.00%      21.77%(***)
 Fidelity VIP - Equity-Income Portfolio  . . . . . .        61,195        10.790149         660,303       0.00%      11.78%(***)
 Fidelity VIP - Growth Portfolio . . . . . . . . . .        40,595        10.446167         424,062       0.00%       6.65%(***)
 Fidelity VIP - High Income Portfolio. . . . . . . .        62,142        10.830462         673,027       0.00%      12.37%(***)
 Fidelity VIP - Overseas Portfolio . . . . . . . . .         5,158        10.668178          55,026       0.00%       9.96%(***)
 Fidelity VIP-II - Asset Manager Portfolio . . . . .        10,453        11.022140         115,214       0.00%      15.24%(***)
 Fidelity VIP-II - Contrafund Portfolio. . . . . . .        35,353        11.249999         397,721       0.00%      18.64%(***)
 Nationwide SAT - Capital Appreciation Fund. . . . .         8,542        11.610340          99,176       0.00%      24.00%(***)
 Nationwide SAT - Government Bond Fund . . . . . . .         5,711        10.679205          60,989       0.00%      10.12%(***)
 Nationwide SAT - Money Market Fund. . . . . . . . .       304,482        10.339005       3,148,041       0.00%       5.03%(***)
 Nationwide SAT - Small Company Fund . . . . . . . .        20,576        10.524418         216,550       0.00%       7.81%(***)
 Nationwide SAT - Total Return Fund. . . . . . . . .        64,330        11.444877         736,249       0.00%      21.54%(***)
 Neuberger & Berman AMT - Growth Portfolio . . . . .        21,053         9.869834         207,790       0.00%      (1.94)%(***)
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio . . . . . . . . .         7,552        10.477247          79,124       0.00%       7.11%(***)
 Neuberger & Berman AMT - Partners Portfolio . . . .        15,462        11.476324         177,447       0.00%      22.00%(***)
 Oppenheimer Bond Fund/VA. . . . . . . . . . . . . .         7,727        10.644626          82,251       0.00%       9.62%(***)
 Oppenheimer Global Securities Fund/VA . . . . . . .         8,064        10.833847          87,364       0.00%      12.43%(***)
 Oppenheimer Multiple Strategies Fund/VA . . . . . .         9,746        10.937578         106,598       0.00%      13.98%(***)
 Strong Opportunity Fund II, Inc.  . . . . . . . . .         9,106        10.766829          98,043       0.00%      11.43%(***)
 Strong VIF - Strong Discovery Fund II . . . . . . .        14,115         9.884557         139,521       0.00%      (1.71)%(***)
 Strong VIF - Strong International Stock Fund II . .         8,692        10.054422          87,393       0.00%       0.81%(***)
 Van Eck WIT - Worldwide Bond Fund . . . . . . . . .         2,209        10.516764          23,232       0.00%       7.71%(***)
 Van Eck WIT - Worldwide Hard Assets Fund. . . . . .         7,974        10.056004          80,187       0.00%       0.83%(***)
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio. . . . . . . . .        11,112        13.673840         151,944       0.00%      54.77%(***)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                               Unit          Contract                     Total
                                                   Units     Fair Value   Owners' Equity   Expenses(*)  Return(**)
                                                   -----     ----------   --------------   -----------  ----------
       Warburg Pincus Trust -
         International Equity Portfolio . . . . .  24,290      9.935018       241,322       0.00%      (0.97)%(***)
       Warburg Pincus Trust -
         Small Company Growth Portfolio . . . . .  24,804      9.827590       243,764       0.00%      (2.56)%(***)
                                                  =======     ========= -------------
                                                                         $409,169,174
                                                                        =============

  (*)This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values.Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 (**)This represents the annual total return for the one-year period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(***)Annualized as this investment option was not utilized for the entire period indicated.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT



This Post-Effective Amendment No. 21 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 147 pages.


Representations and Undertakings.

Independent Auditors' Consent

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:


1.    Power of Attorney dated April 4, 2001.                             Attached hereto.

2.    Resolution of the Depositor's Board of Directors authorizing       Included with the Registration Statement on Form N-8B-2
      the establishment of the Registrant, adopted                       for the Nationwide VLI Separate Account-2, and hereby
                                                                         incorporated herein by reference.

3.    Distribution Contracts                                             Included with Post-Effective Amendment No. 19 and is
                                                                         hereby incorporated herein by reference.

4.    Form of Security                                                   Included with Post-Effective Amendment No. 3 and is
                                                                         hereby incorporated herein by reference.

5.    Articles of Incorporation of Depositor                             Included with the Registration Statement on Form N-8B-2
                                                                         for the Nationwide VLI Separate Account-2, and hereby
                                                                         incorporated herein by reference.

6.    Application form of Security                                       Included with Post-Effective Amendment No. 3 and is
                                                                         hereby incorporated herein by reference.

7.    Opinion of Counsel                                                 Included with Post-Effective Amendment No. 3 and is
                                                                         hereby incorporated herein by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission ("SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT




The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:




We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the Prospectus.





                                                                        KPMG LLP



Columbus, Ohio
April 26, 2001

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment-21 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 26th day of April, 2001.


                                             NATIONWIDE VLI SEPARATE ACCOUNT-2
                                          --------------------------------------
                                                       (Registrant)

(Seal)                                      NATIONWIDE LIFE INSURANCE COMPANY
                                          --------------------------------------
Attest:                                                (Depositor)


By:        /s/ GLENN W. SODEN             By:          /s/ STEVEN SAVINI
     --------------------------------          ---------------------------------
             Glenn W. Soden                           Steven Savini, Esq.
           Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 26th day of April, 2001.


       SIGNATURE                         TITLE
LEWIS J. ALPHIN                         Director
------------------------
Lewis J. Alphin

A. I. BELL                              Director
------------------------
A. I. Bell

YVONNE M. CURL                          Director
------------------------
Yvonne M. Curl

KENNETH D. DAVIS                        Director
------------------------
Kenneth D. Davis

KEITH W. ECKEL                          Director
------------------------
Keith W. Eckel

WILLARD J. ENGEL                        Director
------------------------
Willard J. Engel

FRED C. FINNEY                          Director
------------------------
Fred C. Finney

JOSEPH J. GASPER             President and Chief Operating
------------------------          Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                   Chief Executive Officer
------------------------              And Director
W.G. Jurgensen

DAVID O. MILLER                 Chairman of the Board and
------------------------                Director
David O. Miller

RALPH M. PAIGE                          Director
------------------------
Ralph M. Paige

JAMES F. PATTERSON                      Director
------------------------
James F. Patterson

ARDEN L. SHISLER                        Director                  By /s/ STEVEN SAVINI
------------------------                                       --------------------------
Arden L. Shisler                                                      Steven Savini
                                                                    Attorney-in-Fact
ROBERT L. STEWART                       Director
------------------------
Robert L. Stewart